AXP(R) S&P 500 Index Fund
AXP(R) Mid Cap Index Fund
AXP(R) Total Stock Market Index Fund
AXP(R) International Equity Index Fund
AXP(R) Nasdaq 100 Index(R) Fund

2002 SEMIANNUAL REPORT

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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




From the Chairman

(photo of) Arne H. Carlson

Arne H. Carlson
Chairman of the board

Dear Shareholders,

It is a very difficult period for investors caused by corporate management misconduct and its impact on the market as well as the economy. The integrity of corporations at large is being questioned. However, there is optimism that the resulting reforms will give Americans the kind of integrity they deserve. Many corporate leaders are strongly supportive of these reforms. We all have a right to expect financial statements to be fully accurate and business leaders to place the interests of shareholders above personal desires. Your Board is truly independent, comprised of 12 members (nominated by independent members) and three recommended by American Express Financial Corporation. These individuals come from a variety of geographic areas with the diverse skill sets necessary to oversee the operations of the Fund. Investment performance is, and remains, our primary concern.

The Fund's auditors, KPMG LLP, are truly independent of American Express Financial Corporation. KPMG serves the interest of shareholders by supporting the work of the Board and certifying unbiased financial reports.

The Board has confidence in Ted Truscott, American Express Financial Corporation's new Chief Investment Officer, and shares his enthusiasm in the management changes he has effected to improve the investment performance of all American Express funds. These changes include the hiring of several new portfolio managers and investment leaders and the addition of eight sub-advised funds. The focus of the Board and American Express Financial Corporation is simple; we strive for consistent, competitive investment performance.

If you were a shareholder of record on September 14, you will receive a proxy statement for a shareholder meeting to be held on November 13, 2002. Please take time to consider each proposal and vote promptly.

On behalf of the Board,

Arne H. Carlson

CONTENTS

From the Chairman                                                             2
Economic and Market Update                                                    3
Fund Snapshots                                                                5
Questions & Answers
   with Portfolio Management                                                 10
Investments in Securities                                                    21
Financial Statements                                                         82
Notes to Financial Statements                                                89

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2 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Economic and Market Update

FROM CIO WILLIAM F. "TED" TRUSCOTT

(photo of) William F. "Ted" Truscott

William F. "Ted" Truscott
Chief Investment Officer
American Express
Financial Corporation

Dear Shareholders,

Major U.S. financial markets lost ground for the three-month period ending July 31, 2002, although a late rally put them above earlier lows. The same factors that have driven markets down for most of the year so far were still in play during this period. These include concerns about the truthfulness of accounting practices and the perception that stocks remain too expensive relative to company earnings. I expect we'll need to see consistent improvement in earnings before stocks rebound significantly. If corporate revenue growth becomes apparent and widespread, it will effectively make stock valuations cheaper. Increased demand should then have a positive impact on prices.

Economic fundamentals have continued to look positive despite volatility in the financial markets. Inflation and interest rates remain low, unemployment and job growth are at reasonable levels, and there are signs that business spending is beginning to pick up. In addition, a weaker dollar should help U.S. companies that export goods overseas, even though it crimps our wallets when we travel abroad. These and other factors make it highly unlikely that we will experience a so-called "double-dip" recession. I remain optimistic about the direction of the economy and believe that, eventually, markets will start paying attention to these very favorable conditions.

Nevertheless, we should remember that risk still exists. For one, bonds have been experiencing their own bear market. This has created something of a credit crunch for businesses, as liquidity declines and spreads widen. Related to this has been a crisis of confidence -- the unfortunate legacy of recent corporate scandal. In some cases, investors who thought they were buying high-quality corporate bonds were actually getting riskier high-yield securities due to dishonest accounting. Everyone agrees that some type of reform is needed, but the challenge for regulators will be to discourage misleading practices without sacrificing entrepreneurial incentive. Prudent regulation will boost confidence, while misguided efforts will simply make markets less efficient.

What I think all investors need to understand is that we're still working through the excess capacity and inflated demand forecasts that were created in the late `90s. This process has been painful, but it has helped to reorient expectations to levels that are more sustainable. Historically speaking, the late `90s were an aberration and will likely not be repeated soon.

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3 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Economic and Market Update

However, a more sober outlook need not be cause for special concern. We should all ask ourselves, "Have my goals changed in the last couple of years?" For many of us, the answer will be "no." If you're saving for long-term goals like retirement, I would still advise a substantial weighting in equities for your portfolio. Over time, stocks will probably continue to outperform bonds or other investments. And if you're in retirement or getting close, you may want to invest more heavily in bonds and cash, with a smaller portion devoted to equities.

See your financial advisor or retirement plan administrator for more information about different types of securities and asset allocation.

As always, thank you for investing with American Express Financial Advisors.

William F. Truscott

KEY POINTS

-- Economic fundamentals remain positive.
-- Credit "crunch" for business sector persists.
-- Re-evaluation of personal financial goals key.

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4 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Fund Snapshot
AS OF JULY 31, 2002

PORTFOLIO MANAGER
Portfolio manager Jim Johnson
Tenure/since      10/25/99
Years in industry 12
Portfolio manager David Factor
Tenure/since      09/1/01
Years in industry 6

FUND OBJECTIVE
For investors seeking long-term capital appreciation.

Inception dates
D: 10/25/99 E: 10/25/99

Ticker symbols
D: ADIDX E: ADIEX

Total net assets              $258.3 million
Number of holdings         approximately 500

STYLE MATRIX
Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE

VALUE    BLEND    GROWTH

         X                 LARGE

         X                 MEDIUM   SIZE

                           SMALL

PORTFOLIO ASSET MIX
Percentage of portfolio assets
(pie graph)
Common stocks                  98.6%
Cash equivalents                1.4%

TOP FIVE SECTORS
Percentage of portfolio assets
Health care                    12.4%
Banks and savings & loa         8.1
Retail                          7.2
Financial services              7.0
Multi-industry conglome         6.0

TOP TEN HOLDINGS
Percentage of portfolio assets
General Electric                3.8%
Microsoft                       3.0
Exxon Mobil                     2.9
Wal-Mart Stores                 2.6
Pfizer                          2.4
Citigroup                       2.0
American Intl Group             2.0
Johnson & Johnson               1.9
Intel                           1.5
Coca-Cola                       1.5

Fund holdings are subject to change.

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5 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Fund Snapshot
AS OF JULY 31, 2002

PORTFOLIO MANAGER
Portfolio manager Jim Johnson
Tenure/since      10/25/99
Years in industry 12
Portfolio manager David Factor
Tenure/since      9/1/01
Years in industry 6

FUND OBJECTIVE
For investors seeking long-term capital appreciation.

Inception dates
D: 10/25/99 E: 10/25/99

Ticker symbols
D:-- E:--

Total net assets               $27.4 million
Number of holdings         approximately 400

STYLE MATRIX
Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE

VALUE    BLEND    GROWTH

                           LARGE

         X                 MEDIUM   SIZE

                           SMALL

PORTFOLIO ASSET MIX
Percentage of portfolio assets
(pie graph)
Common stocks                         100%

TOP FIVE SECTORS
Percentage of portfolio assets
Banks and savings & loa              10.3%
Computers & office equi               7.0
Health care                           6.4
Utilities -- electric                 5.9
Retail                                5.5

TOP TEN HOLDINGS
Percentage of portfolio assets
S&P Mid-Cap 400 Depositary Receipts   2.8%
M&T Bank                              1.0
IDEC Pharmaceuticals                  0.9
Affiliated Computer Ser               0.8
Washington Post Cl B                  0.8
Gilead Sciences                       0.8
Quest Diagnostics                     0.8
Natl Commerce Financial               0.7
RJ Reynolds Tobacco Hol               0.7
Weatherford Intl                      0.7

Stocks of medium-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies.

Fund holdings are subject to change.

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6 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Fund Snapshot
AS OF JULY 31, 2002

PORTFOLIO MANAGER
Portfolio manager Jim Johnson
Tenure/since      10/25/99
Years in industry 12
Portfolio manager David Factor
Tenure/since      9/1/01
Years in industry 6

FUND OBJECTIVE
For investors seeking long-term capital appreciation.

Inception dates
D: 10/25/99 E: 10/25/99

Ticker symbols
D:-- E:--

Total net assets                 $27.7 million
Number of holdings         approximately 1,950

STYLE MATRIX
Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE

VALUE    BLEND    GROWTH

         X                 LARGE

         X                 MEDIUM   SIZE

         X                 SMALL

PORTFOLIO ASSET MIX
Percentage of portfolio assets
(pie graph)
Common stocks                        100%

TOP FIVE SECTORS
Percentage of portfolio assets
Health care                          11.2%
Banks and savings & loa               8.5
Retail                                6.8
Multi-industry conglome               6.3
Financial services                    6.2

TOP TEN HOLDINGS
Percentage of portfolio assets
General Electric                      3.0%
Microsoft                             2.5
Exxon Mobil                           2.4
Wal-Mart Stores                       2.1
Pfizer                                1.9
Citigroup                             1.6
American Intl Group                   1.6
Johnson & Johnson                     1.5
Intel                                 1.2
Coca-Cola                             1.2

Stocks of small- or medium-sized compaines may be subject to more abrupt or erratic price movements than stocks of larger companies. Some of these companies have fewer financial resources.

Fund holdings are subject to change.

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7 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP International Equity Index Fund

Fund Snapshot
AS OF JULY 31, 2002

PORTFOLIO MANAGER
Portfolio manager Lynne Dombroski
Tenure/since      3/1/01
Years in industry 15
Portfolio manager Adele Kohler
Tenure/since      10/25/99
Years in industry 8

FUND OBJECTIVE
For investors seeking long-term capital appreciation.

Inception dates
D: 10/25/99 E: 10/25/99

Ticker symbols
D:-- E:--

Total net assets               $18.2 million
Number of holdings         approximately 860

STYLE MATRIX
Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE

VALUE    BLEND    GROWTH

         X                 LARGE

                           MEDIUM   SIZE

                           SMALL

PORTFOLIO ASSET MIX
Percentage of portfolio assets
(pie graph)
Common stocks                        97.2%
Cash equivalents                      2.7%
Other 0.1%

TOP TEN HOLDINGS
Percentage of portfolio assets
BP                                    2.9%
Novartis                              2.1
GlaxoSmithKline                       2.0
Royal Dutch Petroleum                 1.8
HSBC Holdings                         1.8
Vodafone AirTouch                     1.7
Total Fina Cl B                       1.6
Nestle                                1.6
Royal Bank of Scotland                1.2
Shell Transport & Tradi               1.1

TOPFIVECOUNTRIES
Percentage of portfolio assets
United Kingdom                       25.1%
Japan                                22.5
France                                8.8
Switzerland                           8.1
Germany                               6.6

There are special risk considerations associated with international investing related to market, currency, economic, political and other factors.

Fund holdings are subject to change.

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8 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP Nasdaq 100 Index Fund

Fund Snapshot
AS OF JULY 31, 2002

PORTFOLIO MANAGER
Portfolio manager Jim Johnson
Tenure/since      10/25/99
Years in industry 12
Portfolio manager David Factor
Tenure/since      9/1/01
Years in industry 6

FUND OBJECTIVE
For investors seeking long-term capital appreciation.

Inception dates
D: 10/25/99 E: 10/25/99

Ticker symbols
D: INDDX E: AXIEX

Total net assets               $17.9 million
Number of holdings         approximately 100

STYLE MATRIX
Shading within the style matrix indicates areas in which the Fund generally invests.

         STYLE

VALUE    BLEND    GROWTH

                  X        LARGE

                  X        MEDIUM   SIZE

                           SMALL

PORTFOLIO ASSET MIX
Percentage of portfolio assets
(pie graph)
Common stocks                            98.3%
Cash equivalents                          1.7%

TOP FIVE SECTORS
Percentage of portfolio assets
Computer software & services             23.0%
Electronics                              17.9
Computers & office equipment             17.6
Health care                              13.1
Communications equipment & services       6.1

TOP TEN HOLDINGS
Percentage of portfolio assets
Microsoft                                12.3%
Intel                                     6.1
Cisco Systems                             4.8
Amgen                                     3.8
QUALCOMM                                  3.5
Dell Computer                             3.3
Oracle                                    3.2
Maxim Integrated Products                 2.2
Applied Materials                         1.7
Bed Bath & Beyond                         1.7

Stocks of small- or medium-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies. Some of these companies also have fewer financial resources.

Fund holdings are subject to change.

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9 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

         WITH PORTFOLIO MANAGEMENT

AXP S&P 500 Index Fund -- AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund -- AXP Nasdaq 100 Index Fund

Portfolio Managers: Jim Johnson and David Factor

Q: How did the Class D shares for the Funds perform for the six-month period ended July 31, 2002?

A: The six months proved to be extremely challenging for equity markets, with all major market indices logging downturns during the period. In this environment, AXP S&P 500 Index Fund returned -18.81%, closely tracking the Standard & Poor's 500 Composite Stock Price Index (the S&P 500 Index), which returned -18.74% for the same period. The Lipper S&P 500 Funds Index generated a return of -18.83%.

(bar graph)

PERFORMANCE COMPARISON

For the six-month period ended July 31, 2002

-0%
-5%
-10%
-15%     (bar 1)  (bar 2)  (bar 3)
-20%     -18.81%  -18.74%  -18.83%

(bar 1) AXP S&P 500 Index Fund Class D
(bar 2) S&P 500 Index(1) (unmanaged)
(bar 3) Lipper S&P 500 Funds Index(2)

(1) Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.
(2) The Lipper S&P 500 Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in fees. The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

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10 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP S&P 500 Index Fund -- AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund -- AXP Nasdaq 100 Index Fund

AXP Mid Cap Index Fund returned -12.39% for the six months while its benchmark, the Standard & Poor's MidCap 400 Index (the S&P MidCap 400 Index) returned -12.14%. The Lipper Mid-Cap Core Funds Index returned -15.74% for the same period.

(begin callout quote)> With ongoing questions about accounting issues and uncertainty related to rising global tensions, it is likely that the equity markets will remain quite volatile in the months to come. (end callout quote)

(bar graph)

PERFORMANCE COMPARISON
For the six-month period ended July 31, 2002

-0%
-5%
-10%
-15%     (bar 1)  (bar 2)  (bar 3)
-20%     -12.39%  -12.14%  -15.74%

(bar 1) AXP Mid Cap Index Fund Class D
(bar 2) S&P MidCap 400 Index(1) (unmanaged)
(bar 3) Lipper Mid-Cap Core Funds Index(2)

(1) Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.
(2) The Lipper Mid-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in fees. The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

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11 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP S&P 500 Index Fund -- AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund -- AXP Nasdaq 100 Index Fund

AXP Total Stock Market Index Fund returned -18.32% for the six months, closely tracking its benchmark, the Wilshire 5000 Total Market Index (the Wilshire 5000 Index), which returned -17.87% over the same period.

(bar graph)

PERFORMANCE COMPARISON
For the six-month period ended July 31, 2002

-0%
-5%
-10%
-15%     (bar 1)  (bar 2)
-20%     -18.32%  -17.87%

(bar 1) AXP Total stock Market Index Fund Class D
(bar 2) Wilshire 5000 Total Market Index(1) (unmanaged)

(1) Wilshire 5000 Total Market Index is an unmanaged index of U.S. common stocks regularly traded on the New York and American Stock exchanges and the Nasdaq over-the-counter market.

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in fees. The index does not reflect the effects of expenses and taxes.

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12 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP S&P 500 Index Fund -- AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund -- AXP Nasdaq 100 Index Fund

AXP Nasdaq 100 Index Fund returned -38.14% during the six-month span, similar to its benchmark, the Nasdaq 100 Index, which returned -37.94%.

(bar graph)

PERFORMANCE COMPARISON
For the six-month period ended July 31, 2002

-0%
-10%
-20%
-30%     (bar 1)  (bar 2)
-40%     -38.14%  -37.94%

(bar 1) AXP AXP Nasdaq 100 Index Fund Class D
(bar 2) Nasdaq 100 Index(1) (unmanaged)

(1) Nasdaq 100 Index, an unmanaged index, includes the largest and most active non-financial domestic and international companies listed on the Nasdaq Stock Market. The fund invests in all stocks in the Nasdaq 100 in approximately the same proportions.

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in fees. The index does not reflect the effects of expenses and taxes.

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13 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP S&P 500 Index Fund n AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund n AXP Nasdaq 100 Index Fund

Q:  Did you make significant changes to the Funds during this period?

A: Changes are only made to these Funds in an effort to maintain consistency with each of the respective indices they track. During the period, only minor changes were made to each of the indices, and we made appropriate adjustments to each Fund to follow suit. Some changes are the result of merger and acquisition activity. In some cases, stocks may move from one index to another (such as a small-cap stock achieving mid-cap status) and in other cases, stocks are de-listed from an index. This happened in several cases over the past six months as issues related to corporate accounting scandals came to light.

Q:  What is your outlook for the next six months?

A: The bear market environment that began for equity markets more than two years ago has continued in full force. With ongoing questions about accounting issues and uncertainty related to rising global tensions, it is likely that the equity markets will remain quite volatile in the months to come. On the positive side, the U.S. economy has moved out of the recession that sidetracked it in 2001, and is again growing. If that situation persists, it eventually should translate to improved corporate profits, which can contribute to a more favorable environment for equity investors.

Q:  How are you positioning the Funds in light of your outlook?

A: As is always the case, market conditions will not alter the structure of these Funds. They will remain virtually fully invested in the stocks represented in their respective indices in order to generate returns that generally track the performance of each index. Shareholders should consider their investment in these Funds to be part of a long-term portfolio commitment.

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14 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP S&P 500 Index Fund

Q:  What factors affected Fund performance during the six-month period?

A: Large-cap stocks, the emphasis of this Index, tended to be one of the weakest categories in a struggling stock market during the six months. This fact was reflected in the performance of the S&P 500 Index, which this Fund closely tracks. The Index lost ground in each month of the period except March. Although economic signals were generally positive, many stocks were battered by ongoing investor uncertainty. This was triggered by continued fears of terrorism, growing global tensions and repeated disclosures related to corporate accounting. For much of the period, food, beverage and tobacco stocks performed reasonably well and were the biggest contributors to performance. However, most sectors of the market lost ground during the period, most notably stocks in the troubled technology and telecommunications sectors. Health care issues, specifically the pharmaceutical and biotechnology sectors, also significantly lagged the market.

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2002

                               At Net Asset
                                Value (NAV)
                         Class D         Class E
6 months**               -18.81%         -18.76%
1 year                   -23.93%         -23.74%
5 years                    N/A             N/A
10 years                   N/A             N/A
Since inception          -11.39%*        -11.17%*

 * Inception date was Oct. 25, 1999.
** Not annualized.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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15 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP Mid Cap Index Fund

Q: What factors affected Fund performance during the six-month period?

A: Mid-cap  stocks began the period with positive  performance in February and
   March, but the situation changed beginning in April and the S&P MidCap 400 Index, which is replicated in this Fund, declined for the remainder of the period. Again, issues related to corporate accounting scandals and world tensions took precedence over improving economic fundamentals. Stocks of consumer durable companies performed relatively well during the period, while a number of sectors struggled, including technology, telecommunications, pharmaceutical, biotechnology and diversified financial company stocks.

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2002

                                 At Net Asset
                                  Value (NAV)
                          Class D          Class E
6 months**                -12.39%          -12.37%
1 year                    -13.27%          -13.22%
5 years                     N/A              N/A
10 years                    N/A              N/A
Since inception           +5.63%*          +5.87%*

 * Inception date was Oct. 25, 1999.
** Not annualized.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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16 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP Total Stock Market Index Fund

Q:  What factors affected Fund performance during the six-month period?

A: This Fund seeks to track the performance of the Wilshire 5000 Index, an instrument that is used to measure performance of the U.S. stock market as a whole. The Fund owns about one-third of the 6,000 stocks that actually make up the Index. This allows us to track the performance of the Index relatively closely. The Index declined in each of the six months during the period except March, as investors confidence in the stock market continued to lag. Consumer stocks such as food, beverage and tobacco companies performed reasonably well during the period. However, poorly performing sectors were prevalent, including technology, telecommunication, pharmaceutical and biotechnology stocks.

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2002

                                  At Net Asset
                                   Value (NAV)
                           Class D             Class E
6 months**                -18.32%              -18.32%
1 year                    -22.84%              -22.83%
5 years                     N/A                  N/A
10 years                    N/A                  N/A
Since inception           -10.50%*             -10.34%*

 * Inception date was Oct. 25, 1999.
** Not annualized.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
17 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP Nasdaq 100 Index Fund

Q:  What factors affected Fund performance during the six-month period?

A: This technology-heavy index demonstrated significant weakness during the period, including double-digit declines in four of the six months. As had been the case dating back to early 2000, technology-oriented stocks have been battered as investors indicated their disappointment with the lack of earnings growth in this sector of the market. During this challenging span, there were few positive contributors to performance. Significant weakness in technology, telecommunications, media and pharmaceutical companies caused the Fund (consistent with the Index) to lose ground.

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2002

                                   At Net Asset
                                    Value (NAV)
                              Class D         Class E
6 months**                    -38.14%         -38.02%
1 year                        -43.19%         -43.23%
5 years                       N/A             N/A
10 years                      N/A             N/A
Since inception               -29.68%*        -29.55%*

 * Inception date was Oct. 25, 1999.
** Not annualized.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
18 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP International Equity Index Fund

Portfolio Managers: Lynne Dombroski and Adele Kohler

Q: How did the Class D shares for the Fund perform over the six-month period ended July 31, 2002?

A: The Fund slightly underperformed its benchmark for the period, returning -6.50% versus the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, which returned -6.12% over the same six-month period. The Lipper International Funds Index returned -5.71% in the same time period.

Q:  What factors most significantly impacted performance?

A: The Fund is designed to very closely track the MSCI EAFE Index; however, due to Fund expenses and management of cash flows in and out of the Fund, its performance slightly lags that of the Index.

    Investors continue to face a number of issues, significantly weighing on sentiment. Factors include economic uncertainty, concerns over corporate governance and profitability, debt defaults, and high-profile bankruptcies. While this is a very difficult process to go through, it is not atypical of post "market bubble" periods.

(begin callout quote)> We believe global economies are working through the spending boom of the late nineties, subduing an otherwise normal recovery. (end callout quote)

(bar graph)

PERFORMANCE COMPARISON
For the six-month period ended July 31, 2002

-0%
-2%
-4%                        (bar 3)
-6%      (bar 1)  (bar 2)  -5.71%
-8%      -6.50%   -6.12%

(bar 1) AXP International Equity Index Fund Class D
(bar 2) MSCI EAFE Index(1) (unmanaged)
(bar 3) Lipper International Funds Index(2)

(1) Morgan Stanley Capital International EAFE Index (MSCI EAFE), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.
(2) The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in fees. The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
19 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Questions & Answers

AXP International Equity Index Fund

Q:  What is your outlook for the months ahead?

A: Our view on international markets remains largely unchanged. We believe global economies are working through the spending boom of the late nineties, subduing an otherwise normal recovery. European economies continue to improve albeit at different paces. The Japanese economy continues to be led by exports, but is showing signs of domestic recovery as well. One international bright spot is non-Japan Asia, which is still showing solid growth.

    With a subdued economic recovery as the backdrop, we believe markets will take some time to work through the concerns discussed above. Valuations are attractive by most conventional measures, especially given the very low interest rate environment.

    We   believe that most of the excess U.S. dollar over-evaluation has been washed out in recent months, but we recognize that some yen and euro appreciation is likely as we move through the end of the year.

NOTE TO SHAREHOLDERS:
Shareholders will be asked to approve liquidating the Fund at a shareholder meeting on Nov. 13, 2002. This approval is not guaranteed. If shareholder approval is obtained, no new purchases or exchanges into the Fund will be allowed, although existing shareholders may redeem or exchange out of the Fund.

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2002

                               At Net Asset
                                Value (NAV)
                          Class D         Class E
6 months**                -6.50%           -6.48%
1 year                    -17.46%          -17.31%
5 years                   N/A              N/A
10 years                  N/A              N/A
Since inception           -13.51%*         -12.95%*

  * Inception date was Oct. 25, 1999.
 ** Not annualized.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
20 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


Investments in Securities
AXP S&P 500 Index Fund
July 31, 2002 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (98.3%)
Issuer                                                  Shares                Value(a)
Aerospace & defense (1.7%)
Boeing                                                  25,344              $1,052,283
General Dynamics                                         6,096                 493,288
Goodrich                                                 3,077                  68,648
Lockheed Martin                                         13,613                 872,729
Northrop Grumman                                         3,408                 377,266
Raytheon                                                12,027                 391,840
Rockwell Automation                                      5,590                 103,415
Rockwell Collins                                         5,519                 141,838
United Technologies                                     14,290                 993,155
Total                                                                        4,494,462

Airlines (0.2%)
AMR                                                      4,678(b)               52,300
Delta Air Lines                                          3,720                  57,958
Southwest Airlines                                      23,311                 321,925
Total                                                                          432,183

Automotive & related (1.1%)
Cooper Tire & Rubber                                     2,206                  44,142
Cummins                                                  1,244                  40,181
Dana                                                     4,482                  72,071
Delphi                                                  16,944                 168,762
Eaton                                                    2,119                 147,949
Ford Motor                                              54,753                 737,522
General Motors                                          16,943                 788,696
Genuine Parts                                            5,262                 161,596
Goodyear Tire & Rubber                                   4,922                  85,840
Johnson Controls                                         2,679                 217,053
Navistar Intl                                            1,820                  46,938
PACCAR                                                   3,494                 133,995
Snap-On                                                  1,753                  47,629
TRW                                                      3,843                 207,330
Visteon                                                  3,946                  43,958
Total                                                                        2,943,662

Banks and savings & loans (8.1%)
AmSouth Bancorporation                                  10,917                 243,667
Bank of America                                         46,501               3,092,316
Bank of New York                                        21,993                 704,216
Bank One                                                35,454               1,379,515
BB&T                                                    14,475                 535,865
Charter One Financial                                    6,783                 230,079
Comerica                                                 5,322                 309,528
Fifth Third Bancorp                                     17,788               1,175,253
First Tennessee Natl                                     3,825                 143,170
FleetBoston Financial                                   31,624                 733,677
Golden West Financial                                    4,674                 307,316
Huntington Bancshares                                    7,461                 147,280
J.P. Morgan Chase                                       60,142               1,501,143
KeyCorp                                                 12,867                 337,887
Marshall & Ilsley                                        6,412                 192,937
Mellon Financial                                        13,322                 354,099
Natl City                                               18,395                 568,406
North Fork Bancorporation                                4,950                 201,020
Northern Trust                                           6,701                 266,901
PNC Financial Services Group                             8,581                 361,689
Regions Financial                                        6,925                 243,968
SouthTrust                                              10,468                 264,212
SunTrust Banks                                           8,645                 568,841
Synovus Financial                                        8,918                 214,032
U.S. Bancorp                                            57,745               1,235,166
Union Planters                                           6,121                 187,547
Wachovia                                                41,336               1,479,829
Washington Mutual                                       29,430               1,100,976
Wells Fargo                                             51,670               2,627,935
Zions Bancorp                                            2,764                 139,610
Total                                                                       20,848,080

Beverages & tobacco (4.4%)
Anheuser-Busch                                          26,477               1,369,126
Brown-Forman Cl B                                        2,056                 139,356
Coca-Cola                                               75,022               3,746,599
Coca-Cola Enterprises                                   13,494                 251,258
Coors (Adolph) Cl B                                      1,084                  65,484
Fortune Brands                                           4,533                 237,076
Pepsi Bottling Group                                     8,538                 211,059
PepsiCo                                                 53,401               2,293,039
Philip Morris                                           64,629(d)            2,976,165
UST                                                      5,104                 150,211
Total                                                                       11,439,373

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
21 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP S&P 500 Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Building materials & construction (0.6%)
Centex                                                   1,840              $   88,228
Fluor                                                    2,432                  78,067
Georgia-Pacific                                          6,950                 152,205
KB HOME                                                  1,546                  71,441
Louisiana-Pacific                                        3,151                  24,956
Masco                                                   14,616                 353,707
Pulte Homes                                              1,830                  87,694
Sherwin-Williams                                         4,609                 132,417
Temple-Inland                                            1,593                  85,544
Vulcan Materials                                         3,057                 123,625
Weyerhaeuser                                             6,597                 387,573
Total                                                                        1,585,457

Chemicals (1.7%)
Air Products & Chemicals                                 6,860                 303,555
Allied Waste Inds                                        5,953(b)               39,290
Dow Chemical                                            27,419                 791,586
du Pont (EI) de Nemours                                 30,000               1,257,299
Eastman Chemical                                         2,332                 103,354
Ecolab                                                   3,888                 178,654
Engelhard                                                3,913                  97,825
Great Lakes Chemical                                     1,512                  37,997
Hercules                                                 3,285(b)               34,821
Millipore                                                1,455                  48,161
Pall                                                     3,704                  65,116
PPG Inds                                                 5,095                 292,453
Praxair                                                  4,939                 258,310
Rohm & Haas                                              6,671                 250,163
Sigma-Aldrich                                            2,204                 105,616
Waste Management                                        18,673                 441,989
Total                                                                        4,306,189

Communications equipment & services (2.1%)
ADC Telecommunications                                  23,982(b)               43,168
Andrew Corp                                              2,955(b)               33,244
AT&T Wireless Services                                  81,736(b)              383,342
Avaya                                                   10,902(b)               16,244
Broadcom Cl A                                            8,111(b)              152,162
CIENA                                                   13,002(b)               52,398
JDS Uniphase                                            41,122(b)              104,039
Lucent Technologies                                    103,491(b)              181,109
Motorola                                                68,589                 795,632
QUALCOMM                                                23,250(b)              638,910
Scientific-Atlanta                                       4,726                  59,784
Tellabs                                                 12,401(b)               71,058
Teradyne                                                 5,520(b)               82,800
Verizon Communications                                  82,251               2,714,283
Total                                                                        5,328,173

Computer software & services (4.7%)
Adobe Systems                                            7,239                 173,446
Autodesk                                                 3,460                  44,599
Automatic Data Processing                               18,737                 698,703
BMC Software                                             7,324(b)               98,508
Electronic Arts                                          4,165(b)              250,650
Intuit                                                   6,391(b)              281,076
Lexmark Intl Cl A                                        3,918(b)              191,512
Microsoft                                              163,562(b,d)          7,842,798
Oracle                                                 165,848(b)            1,659,973
Parametric Technology                                    7,876(b)               24,573
PeopleSoft                                               9,379(b)              168,634
SunGard Data Systems                                     8,520(b)              199,794
VERITAS Software                                        12,359(b)              208,002
Yahoo!                                                  18,053(b)              237,758
Total                                                                       12,080,026

Computers & office equipment (5.8%)
Apple Computer                                          10,739(b)              163,877
Cisco Systems                                          221,129(b)            2,916,692
Citrix Systems                                           5,487(b)               30,233
Computer Associates Intl                                17,476                 163,226
Computer Sciences                                        5,164(b)              191,068
Compuware                                               11,276(b)               41,834
Comverse Technology                                      5,642(b)               44,910
Concord EFS                                             15,417(b)              300,632
Convergys                                                5,221(b)               78,942
Dell Computer                                           78,400(b)            1,954,512
Deluxe                                                   1,910                  74,280
Electronic Data Systems                                 14,467                 531,952
EMC                                                     67,151(b)              503,633
Equifax                                                  4,365                  92,538
First Data                                              23,094                 807,135
Fiserv                                                   5,773(b)              198,649
Gateway                                                  9,781(b)               33,255
Hewlett-Packard                                         91,192               1,290,367
Intl Business Machines                                  51,711               3,640,453
Mercury Interactive                                      2,523(b)               64,639
NCR                                                      2,970(b)               78,141
Network Appliance                                       10,083(b)               85,302
Novell                                                  10,945(b)               24,407
NVIDIA                                                   4,509(b)               49,915
Palm                                                    17,487(b)               19,061
Pitney Bowes                                             7,269                 283,491
QLogic                                                   2,801(b)              114,141
Rational Software                                        5,863(b)               39,399
SABRE Holdings Cl A                                      4,358(b)              115,574
Sanmina-SCI                                             15,820(b)               64,387

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP S&P 500 Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Computers & office equipment (cont.)

Siebel Systems                                          14,306(b)          $   134,476
Solectron                                               24,849(b)               99,396
State Street                                             9,829                 417,733
Sun Microsystems                                        98,051(b)              384,360
Unisys                                                   9,717(b)               73,072
TOTAL                                                                       15,105,682

Electronics (3.4%)
Advanced Micro Devices                                  10,312(b)               82,805
Agilent Technologies                                    14,027(b)              264,830
Altera                                                  11,602(b)              137,252
American Power Conversion                                5,909(b)               64,704
Analog Devices                                          11,027(b)              265,751
Applied Materials                                       49,476(b)              735,708
Applied Micro Circuits                                   9,036(b)               41,656
Corning                                                 28,694(b)               45,910
Intel                                                  201,940               3,794,454
Jabil Circuit                                            5,957(b)              105,975
KLA-Tencor                                               5,712(b)              224,996
Linear Technology                                        9,587                 259,616
LSI Logic                                               11,164(b)               87,079
Maxim Integrated Products                                9,756(b)              343,216
Micron Technology                                       18,168(b)              354,094
Molex                                                    5,841                 170,440
Natl Semiconductor                                       5,412(b)               98,011
Novellus Systems                                         4,379(b)              118,189
PerkinElmer                                              3,789                  28,872
PMC-Sierra                                               5,018(b)               47,922
Power-One                                                2,382(b)               10,862
Symbol Technologies                                      6,917                  63,221
Tektronix                                                2,750(b)               51,260
Texas Instruments                                       52,389               1,212,805
Thomas & Betts                                           1,759(b)               25,892
Vitesse Semiconductor                                    6,059(b)               14,663
Xilinx                                                  10,132(b)              194,433
Total                                                                        8,844,616

Energy (5.3%)
Amerada Hess                                             2,683                 183,517
Anadarko Petroleum                                       7,504                 326,424
Apache                                                   4,334                 223,201
Ashland                                                  2,090                  74,550
Burlington Resources                                     6,075                 222,041
ChevronTexaco                                           32,243               2,418,225
Conoco                                                  18,928                 456,543
Devon Energy                                             4,722                 196,813
EOG Resources                                            3,499                 119,981
Exxon Mobil                                            204,844               7,530,066
FirstEnergy                                              8,986                 276,320
Kerr-McGee                                               3,021                 141,292
Marathon Oil                                             9,351                 226,668
Occidental Petroleum                                    11,322                 306,713
Phillips Petroleum                                      11,561                 598,282
Sunoco                                                   2,297                  81,635
Unocal                                                   7,392                 241,423
Total                                                                       13,623,694

Energy equipment & services (0.9%)
Baker Hughes                                            10,190                 273,092
BJ Services                                              4,725(b)              150,680
Halliburton                                             13,155                 173,646
McDermott Intl                                           1,901(b)                8,916
Nabors Inds                                              4,352(b,c)            132,823
Noble                                                    4,057(b)              131,447
Progress Energy                                          6,682                 312,384
Reliant Energy                                           9,168                  92,230
Rowan Companies                                          2,830                  55,383
Schlumberger                                            17,438                 748,438
Transocean                                               9,640                 245,820
Total                                                                        2,324,859

Financial services (6.9%)
American Express                                        40,173               1,416,500
Bear Stearns Companies                                   3,004                 180,901
Capital One Financial                                    6,642                 210,551
Citigroup                                              155,463               5,214,230
Countrywide Credit Inds                                  3,728                 189,420
Fannie Mae                                              30,119               2,255,612
Franklin Resources                                       7,909                 271,516
Freddie Mac                                             20,997               1,300,764
Goldman Sachs Group                                     14,315               1,047,142
H&R Block                                                5,540                 267,471
Household Intl                                          13,788                 588,334
Lehman Brothers Holdings                                 7,369                 417,896
MBNA                                                    38,592                 748,299
Merrill Lynch                                           26,062                 929,110
MGIC Investment                                          3,195                 201,285
Morgan Stanley                                          33,277               1,342,727
Paychex                                                 11,328                 298,040
Providian Financial                                      8,712                  43,734
Schwab (Charles)                                        41,421                 370,718

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP S&P 500 Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Financial services (cont.)
SLM                                                      4,694            $    427,154
Stilwell Financial                                       6,713                  90,961
T. Rowe Price Group                                      3,732                 100,876
Total                                                                       17,913,241

Food (1.5%)
Archer-Daniels-Midland                                  19,678                 230,233
Campbell Soup                                           12,395                 288,804
ConAgra Foods                                           16,225                 407,410
General Mills                                           11,067                 458,727
Heinz (HJ)                                              10,581                 406,839
Hershey Foods                                            4,120                 323,255
Kellogg                                                 12,360                 425,678
Sara Lee                                                23,696                 444,063
SUPERVALU                                                4,014                  83,652
Sysco                                                   20,036                 521,937
Wrigley (Wm) Jr                                          6,804                 348,025
Total                                                                        3,938,623

Furniture & appliances (0.2%)
Black & Decker                                           2,426                 110,383
Leggett & Platt                                          5,912                 132,962
Maytag                                                   2,334                  77,325
Stanley Works                                            2,568                  92,679
Whirlpool                                                2,052                 117,723
Total                                                                          531,072

Health care (12.4%)
Abbott Laboratories                                     47,140               1,952,067
Allergan                                                 3,899                 235,851
Amgen                                                   38,728(b)            1,767,535
Applera-Applied Biosystem Group                          6,408                 119,573
Bard (CR)                                                1,584                  85,647
Bausch & Lomb                                            1,623                  53,689
Baxter Intl                                             18,158                 724,686
Becton, Dickinson & Co                                   7,805                 226,813
Biogen                                                   4,487(b)              161,397
Biomet                                                   8,091                 209,800
Boston Scientific                                       12,267(b)              367,887
Bristol-Myers Squibb                                    58,551               1,371,850
Chiron                                                   5,739(b)              193,634
Forest Laboratories                                      5,395(b)              417,951
Genzyme-General Division                                 6,449(b)              146,908
Guidant                                                  9,242(b)              321,622
Johnson & Johnson                                       90,951               4,820,402
King Pharmaceuticals                                     7,491(b)              158,884
Lilly (Eli)                                             33,960               1,983,943
MedImmune                                                7,555(b)              224,686
Medtronic                                               36,675               1,481,670
Merck & Co                                              68,414               3,393,333
Pfizer                                                 188,611               6,101,565
Pharmacia                                               39,059               1,747,500
Schering-Plough                                         44,288               1,129,344
St. Jude Medical                                         5,318(b)              202,084
Stryker                                                  5,965                 301,948
Waters                                                   3,967(b)               90,091
Watson Pharmaceuticals                                   3,208(b)               67,593
Wyeth                                                   40,063               1,598,514
Zimmer Holdings                                          5,860(b)              218,168
Total                                                                       31,876,635

Health care services (1.9%)
Aetna                                                    4,402                 192,279
AmerisourceBergen                                        3,169                 212,291
Anthem                                                   4,275(b)              290,187
Cardinal Health                                         13,646                 786,009
HCA                                                     15,527                 729,769
Health Management
  Associates Cl A                                        7,279(b)              147,254
Healthsouth                                             11,878(b)              121,750
Humana                                                   5,102(b)               62,806
IMS Health                                               8,716                 137,887
Manor Care                                               3,022(b)               66,454
McKesson                                                 8,678                 285,680
Quintiles Transnational                                  3,585(b)               35,599
Tenet Healthcare                                        14,770(b)              703,791
UnitedHealth Group                                       9,307                 815,851
Wellpoint Health Networks                                4,385(b)              313,528
Total                                                                        4,901,135

Household products (2.9%)
Alberto-Culver Cl B                                      1,736                  82,477
Avon Products                                            7,141                 330,343
Clorox                                                   6,961                 267,999
Colgate-Palmolive                                       16,525                 848,559
Gillette                                                31,925               1,049,694
Intl Flavors/Fragrances                                  2,846                  87,059
Kimberly-Clark                                          15,674                 956,898
Newell Rubbermaid                                        8,058                 242,385
Procter & Gamble                                        39,253               3,493,124
Tupperware                                               1,758                  30,501
Total                                                                        7,389,039

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
24 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP S&P 500 Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Industrial equipment & services (0.8%)
Caterpillar                                             10,387              $  464,299
Cintas                                                   5,128                 225,063
Cooper Inds Cl A                                         2,807                  87,410
Deere & Co                                               7,185                 301,914
Illinois Tool Works                                      9,251                 610,474
Ingersoll-Rand Cl A                                      5,106(c)              196,019
Parker-Hannifin                                          3,548                 142,842
Thermo Electron                                          5,205(b)               88,381
Total                                                                        2,116,402

Insurance (5.0%)
ACE                                                      7,916(c)              250,700
AFLAC                                                   15,654                 491,692
Allstate                                                21,425                 814,364
Ambac Financial Group                                    3,196                 201,444
American Intl Group                                     78,918               5,044,438
Aon                                                      8,212                 195,035
Chubb                                                    5,178                 336,000
CIGNA                                                    4,260                 383,400
Cincinnati Financial                                     4,895                 196,241
Hartford Financial Services Group                        7,480                 378,488
Jefferson-Pilot                                          4,536                 197,089
John Hancock Financial Services                          8,891                 294,292
Lincoln Natl                                             5,648                 207,225
Loews                                                    5,706                 270,693
Marsh & McLennan                                        16,548                 792,649
MBIA                                                     4,459                 221,122
MetLife                                                 21,309                 600,701
Principal Financial Group                               10,830(b)              310,929
Progressive                                              6,649                 340,096
Prudential Financial                                    17,715(b)              584,418
SAFECO                                                   3,855                 122,358
St. Paul Companies                                       6,760                 210,980
Torchmark                                                3,662                 132,711
UnumProvident                                            7,337                 150,115
XL Capital Cl A                                          4,091(c)              303,143
Total                                                                       13,030,323

Leisure time & entertainment (2.0%)
AOL Time Warner                                        134,488(b)            1,546,612
Brunswick                                                2,710                  62,005
Carnival                                                17,715                 469,448
Harley-Davidson                                          9,146                 433,155
Harrah's Entertainment                                   3,462(b)              163,822
Hasbro                                                   5,227                  64,031
Intl Game Technology                                     2,721(b)              158,498
Mattel                                                  13,178                 247,878
Viacom Cl B                                             53,386(b)            2,077,782
Total                                                                        5,223,231

Media (2.3%)
American Greetings Cl A                                  1,959                  31,481
Apollo Group Cl A                                        5,215(b)              204,689
Clear Channel Communications                            18,508(b)              482,133
Comcast Cl A                                            28,565(b)              597,008
Disney (Walt)                                           61,633               1,092,752
Donnelley (RR) & Sons                                    3,419                  95,014
Dow Jones                                                2,542                 104,730
eBay                                                     8,465(b)              483,267
Gannett                                                  8,060                 579,594
Interpublic Group of Companies                          11,536                 241,218
Knight-Ridder                                            2,515                 152,283
McGraw-Hill Companies                                    5,861                 366,606
Meredith                                                 1,493                  54,450
Moody's                                                  4,656                 230,938
New York Times Cl A                                      4,574                 206,974
Omnicom Group                                            5,654                 301,415
TMP Worldwide                                            3,363(b)               51,925
Tribune                                                  9,092                 362,771
Univision Communications Cl A                            6,910(b)              197,557
Total                                                                        5,836,805

Metals (0.6%)
Alcoa                                                   25,570                 691,668
Allegheny Technologies                                   2,425                  23,207
Avery Dennison                                           3,318                 206,413
Freeport-McMoRan
  Copper & Gold Cl B                                     4,354(b)               66,486
Newmont Mining                                          11,835                 288,774
Nucor                                                    2,358                 131,647
Phelps Dodge                                             2,671                  91,295
United States Steel                                      3,054                  50,849
Worthington Inds                                         2,575                  45,191
Total                                                                        1,595,530

Miscellaneous (0.1%)
MeadWestvaco                                             6,032                 160,391

Multi-industry conglomerates (6.0%)
3M                                                      11,764               1,480,265
American Standard                                        2,192(b)              156,750
Cendant                                                 31,509(b)              435,454
Crane                                                    1,804                  41,456

See accompanying notes to investments in securities.

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25 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP S&P 500 Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Multi-industry conglomerates (cont.)
Danaher                                                  4,561             $   283,010
Dover                                                    6,127                 179,827
Eastman Kodak                                            8,803                 270,956
Emerson Electric                                        12,723                 648,237
General Electric                                       300,151               9,664,863
Grainger (WW)                                            2,826                 138,587
Honeywell Intl                                          24,696                 799,163
ITT Inds                                                 2,736                 174,776
Robert Half Intl                                         5,319(b)              106,114
Textron                                                  4,221                 166,307
Tyco Intl                                               60,318(c)              772,070
Xerox                                                   21,737(b)              151,072
Total                                                                       15,468,907

Paper & packaging (0.4%)
Ball                                                     1,710                  73,564
Bemis                                                    1,593                  76,560
Boise Cascade                                            1,756                  50,906
Intl Paper                                              14,584                 580,736
Pactiv                                                   4,773(b)               86,725
Sealed Air                                               2,526(b)               36,652
Total                                                                          905,143

Real estate investment trust (0.4%)
Equity Office Properties Trust                          12,594                 332,230
Equity Residential                                       8,289                 221,731
Plum Creek Timber                                        5,578                 158,973
Simon Property Group                                     5,605                 201,724
Starwood Hotels & Resorts
  Worldwide                                              6,022                 154,765
Total                                                                        1,069,423

Restaurants & lodging (0.8%)
Darden Restaurants                                       5,224                 121,301
Hilton Hotels                                           11,191                 136,754
Marriott Intl Cl A                                       7,332                 245,622
McDonald's                                              38,423                 950,970
Starbucks                                               11,656(b)              228,807
Wendy's Intl                                             3,454                 127,073
Yum! Brands                                              8,958(b)              276,802
Total                                                                        2,087,329

Retail (7.2%)
Albertson's                                             12,286                 346,219
AutoZone                                                 3,186(b)              234,968
Bed Bath & Beyond                                        8,818(b)              273,358
Best Buy                                                 9,685(b)              318,637
Big Lots                                                 3,492                  57,967
Circuit City Stores-
 Circuit City Group                                      6,328                 107,892
Costco Wholesale                                        13,714(b)              478,207
CVS                                                     11,843                 338,710
Dillard's Cl A                                           2,536                  59,596
Dollar General                                          10,052                 172,492
Family Dollar Stores                                     5,229                 158,386
Federated Dept Stores                                    6,070(b)              228,293
Gap                                                     26,183                 318,123
Home Depot                                              71,128               2,196,433
Kohl's                                                  10,159(b)              670,494
Kroger                                                  23,987(b)              467,267
Limited Brands                                          15,676                 281,698
Lowe's Companies                                        23,467                 888,226
May Dept Stores                                          8,647                 265,636
Nordstrom                                                4,061                  76,753
Office Depot                                             9,314(b)              120,896
Penney (JC)                                              8,075                 142,120
RadioShack                                               5,249                 134,374
Safeway                                                 14,600(b)              406,172
Sears, Roebuck & Co                                      9,530                 449,530
Staples                                                 14,119(b)              235,646
Target                                                  27,390                 913,457
Tiffany                                                  4,396                 108,317
TJX Companies                                           16,308                 289,141
Toys "R" Us                                              6,352(b)               85,625
Wal-Mart Stores                                        134,349               6,607,284
Walgreen                                                30,913               1,092,156
Winn-Dixie Stores                                        4,245                  66,859
Total                                                                       18,590,932

Textiles & apparel (0.3%)
Jones Apparel Group                                      3,882(b)              132,104
Liz Claiborne                                            3,219                  92,868
Nike Cl B                                                8,114                 399,940
Reebok Intl                                              1,796(b)               48,330
VF                                                       3,323                 128,201
Total                                                                          801,443

Transportation (1.5%)
Burlington Northern Santa Fe                            11,571                 340,419
CSX                                                      6,409                 221,559
FedEx                                                    9,013                 459,212
Norfolk Southern                                        11,724                 237,411

See accompanying notes to investments in securities.

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26 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP S&P 500 Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Transportation (cont.)
Ryder System                                             1,867              $   48,859
Union Pacific                                            7,606                 446,244
United Parcel Service Cl B                              33,735               2,204,246
Total                                                                        3,957,950

Utilities -- electric (2.2%)
AES                                                     16,128(b)               33,062
Allegheny Energy                                         3,782                  79,611
Ameren                                                   4,356                 190,357
American Electric Power                                 10,241                 337,031
Calpine                                                 11,290(b)               56,111
Cinergy                                                  5,046                 171,059
CMS Energy                                               4,067                  33,024
Consolidated Edison                                      6,420                 275,097
Constellation Energy Group                               4,946                 137,845
Dominion Resources                                       8,359                 496,859
DTE Energy                                               5,031                 206,070
Duke Energy                                             25,066                 638,933
Edison Intl                                              9,834(b)              128,825
Entergy                                                  6,776                 274,631
Exelon                                                   9,730                 477,257
FPL Group                                                5,320                 301,378
Mirant                                                  12,136(b)               43,690
PG&E                                                    11,756(b)              163,408
Pinnacle West Capital                                    2,558                  86,972
PPL                                                      4,436                 146,610
Public Service Enterprise Group                          6,231                 215,281
Sempra Energy                                            6,202                 131,482
Southern Co                                             21,277                 612,353
TECO Energy                                              4,639                 107,161
TXU                                                      8,046                 347,024
Xcel Energy                                             11,903                  82,845
Total                                                                        5,773,976

Utilities -- gas (0.3%)
Dynegy Cl A                                             10,906                  26,174
El Paso                                                 17,452                 252,182
KeySpan                                                  4,250                 148,325
Kinder Morgan                                            3,688                 153,458
NICOR                                                    1,335                  36,045
NiSource                                                 6,259                 123,928
Peoples Energy                                           1,068                  37,497
Williams Companies                                      15,590                  45,991
Total                                                                          823,600

Utilities -- telephone (2.6%)
ALLTEL                                                   9,395                 380,685
AT&T                                                   114,735               1,168,002
BellSouth                                               56,618               1,520,194
CenturyTel                                               4,267                 113,502
Citizens Communications                                  8,505(b)               46,607
Nextel Communications Cl A                              24,607(b)              140,998
Qwest Communications Intl                               50,642(b)               64,822
SBC Communications                                     100,882               2,790,397
Sprint (FON Group)                                      26,912                 251,627
Sprint (PCS Group)                                      29,968(b)              122,869
Total                                                                        6,599,703

Total common stocks
(Cost: $324,013,753)                                                      $253,947,289

Short-term securities (1.4%)
Issuer                              Annualized          Amount               Value(a)
                                   yield on date      payable at
                                    of purchase        maturity
U.S. government agencies
Federal Home Loan Bank Disc Nts
08-16-02                               1.71%          $400,000                $399,688
08-16-02                               1.72            200,000                 199,848
09-04-02                               1.71            500,000                 499,214
09-20-02                               1.72            500,000                 498,822
10-02-02                               1.71            700,000                 697,943
Federal Home Loan Mtge Corp Disc Nt
08-13-02                               1.71            500,000                 499,691
Federal Natl Mtge Assn Disc Nts
08-05-02                               1.85            300,000                 299,930
10-23-02                               1.71            600,000                 597,662

Total short-term securities
(Cost: $3,692,823)                                                          $3,692,798

Total investments in securities
(Cost: $327,706,576)(e)                                                   $257,640,087

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2002, the value of foreign securities represented 0.6% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

    Type of security                                               Contracts

    Purchase contracts
    S&P 500 Index, Sept. 2002                                            92

(e) At July 31, 2002, the cost of securities for federal income tax purposes was approximately $327,707,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation                                       $  5,002,000
    Unrealized depreciation                                        (75,069,000)
                                                                   -----------
    Net unrealized depreciation                                   $(70,067,000)
                                                                  ------------

--------------------------------------------------------------------------------
28 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


Investments in Securities
AXP Mid Cap Index Fund
July 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)
Common stocks (100.0%)
Issuer                                                  Shares                Value(a)
Aerospace & defense (1.0%)
L-3 Communications Holdings                              3,440(b)           $  158,996
Precision Castparts                                      1,910                  50,042
Sequa Cl A                                                 382(b)               22,374
Titan                                                    2,837(b)               32,200
Total                                                                          263,612

Airlines (0.1%)
Alaska Air Group                                           977(b)               22,960

Automotive & related (1.8%)
Bandag                                                     761                  23,553
BorgWarner                                                 977                  52,445
Gentex                                                   2,781(b)               81,177
Lear                                                     2,402(b)              103,526
SPX                                                      1,520(b)              158,841
Superior Inds Intl                                         958                  42,027
United Rentals                                           2,819(b)               40,876
Total                                                                          502,445

Banks and savings & loans (10.4%)
Associated Banc-Corp                                     2,799                  99,085
Astoria Financial                                        3,311                 111,415
Bank of Hawaii                                           2,686                  75,289
Banknorth Group                                          5,426                 138,037
City Natl                                                1,840                  95,404
Colonial BancGroup                                       4,424                  63,661
Commerce Bancorp                                         2,449                 113,193
Compass Bancshares                                       4,698                 151,229
First Virginia Banks                                     1,762                  98,954
FirstMerit                                               3,129                  74,846
Golden State Bancorp                                     5,007                 166,232
Greater Bay Bancorp                                      1,859                  45,081
GreenPoint Financial                                     3,683                 177,889
Hibernia Cl A                                            5,894                 122,477
Independence Community Bank                              2,127                  64,640
M&T Bank                                                 3,415                 285,493
Mercantile Bankshares                                    2,574                 100,875
Natl Commerce Financial                                  7,596                 195,597
New York Community Bancorp                               3,950                 113,760
Provident Financial Group                                1,814                  47,708
Roslyn Bancorp                                           3,112                  67,225
Silicon Valley Bancshares                                1,681(b)               36,377
Sovereign Bancorp                                        9,588                 138,930
TCF Financial                                            2,787                 132,271
Webster Financial                                        1,800                  66,582
Westamerica Bancorporation                               1,233                  48,161
Total                                                                        2,830,411

Beverages & tobacco (1.4%)
Constellation Brands                                     3,277(b)               94,181
PepsiAmericas                                            5,693                  81,979
RJ Reynolds Tobacco Holdings                             3,382                 184,759
Universal                                                  963                  33,686
Total                                                                          394,605

Building materials & construction (2.2%)
Alexander & Baldwin                                      1,502                  36,679
American Financial Group                                 2,529                  56,017
Carlisle Companies                                       1,118                  48,264
Clayton Homes                                            5,072                  69,486
D.R. Horton                                              5,387                 119,591
Dycom Inds                                               1,761(b)               16,994
Granite Construction                                     1,519                  27,448
Lennar                                                   2,369                 120,228
Potlatch                                                 1,044                  33,272
Quanta Services                                          2,551(b)                4,872
Valspar                                                  1,843                  74,900
Total                                                                          607,751

Chemicals (2.8%)
Airgas                                                   2,568(b)               37,775
Albemarle                                                1,532                  45,286
Cabot                                                    2,292                  56,658
Cabot Microelectronics                                     890(b)               37,683
Crompton                                                 4,179                  46,596
Cytec Inds                                               1,459(b)               40,794

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Mid Cap Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Chemicals (cont.)
Ferro                                                    1,456              $   42,078
FMC                                                      1,286(b)               31,687
Fuller (HB)                                              1,042                  28,197
IMC Global                                               4,234                  45,939
Lubrizol                                                 1,891                  57,562
Lyondell Chemical                                        4,593                  60,628
Olin                                                     1,726                  32,017
Republic Services                                        6,119(b)              107,694
RPM/Ohio                                                 4,217                  60,387
Schulman (A)                                             1,076                  20,132
Solutia                                                  3,857                  24,145
Total                                                                          775,258

Communications equipment & services (1.3%)
ADTRAN                                                   1,419(b)               26,606
Advanced Fibre Communications                            3,037(b)               52,328
CommScope                                                2,273(b)               17,048
Fairchild Semiconductor Intl Cl A                        4,178(b)               74,493
Plantronics                                              1,707(b)               31,306
Polycom                                                  3,684(b)               42,182
Powerwave Technologies                                   2,408(b)               14,785
RF Micro Devices                                         6,161(b)               41,032
Semtech                                                  2,689(b)               52,866
Total                                                                          352,646

Computer software & services (0.9%)
Advent Software                                          1,279(b)               24,570
Ascential Software                                       9,377(b)               22,974
Cadence Design Systems                                   9,759(b)              121,499
Network Associates                                       5,406(b)               65,683
Transaction Systems Architects Cl A                      1,301(b)               11,722
Total                                                                          246,448

Computers & office equipment (7.1%)
3Com                                                    13,125(b)               59,194
Acxiom                                                   3,232(b)               51,260
Affiliated Computer Services Cl A                        4,854(b)              228,042
Avocent                                                  1,654(b)               24,860
BISYS Group                                              4,393(b)              101,478
Ceridian                                                 5,435(b)               94,080
Certegy                                                  2,560(b)               83,763
CheckFree                                                2,873(b)               28,615
CSG Systems Intl                                         1,939(b)               22,434
DST Systems                                              4,407(b)              148,516
Henry (Jack) & Associates                                3,330                  47,519
InFocus                                                  1,446(b)               16,600
Internet Security Systems                                1,778(b)               29,337
Investment Technology Group                              1,812(b)               61,372
Keane                                                    2,789(b)               23,009
Legato Systems                                           4,187(b)               11,305
Macromedia                                               2,166(b)               17,220
McDATA Cl A                                              4,172(b)               44,724
Mentor Graphics                                          2,407(b)               17,379
Natl Instruments                                         1,894(b)               51,384
Quantum                                                  5,731(b)               11,920
Retek                                                    1,922(b)               12,435
Reynolds & Reynolds Cl A                                 2,579                  64,217
RSA Security                                             2,084(b)                7,502
SanDisk                                                  2,528(b)               36,403
SEI Investments                                          4,039                 106,266
Storage Technology                                       3,899(b)               55,366
Sybase                                                   3,651(b)               44,360
Sykes Enterprises                                        1,488(b)                9,687
Symantec                                                 5,237(b)              175,649
Synopsys                                                 2,872(b)              122,835
Tech Data                                                2,077(b)               69,683
Wallace Computer Services                                1,524                  26,899
Wind River Systems                                       2,905(b)               13,508
Total                                                                        1,918,821

Electronics (4.2%)
Arrow Electronics                                        3,692(b)               63,022
Atmel                                                   17,214(b)               54,052
Avnet                                                    4,406                  73,580
Cirrus Logic                                             3,032(b)               18,010
Credence Systems                                         2,227(b)               30,510
Cree                                                     2,680(b)               40,522
Cypress Semiconductor                                    4,517(b)               51,855
Harris                                                   2,439                  78,316
Integrated Device Technology                             3,842(b)               49,178
Intl Rectifier                                           2,339(b)               53,937
KEMET                                                    3,160(b)               40,859
Lam Research                                             4,691(b)               57,699
Lattice Semiconductor                                    4,036(b)               26,238
LTX                                                      1,795(b)               17,627
Micrel                                                   3,421(b)               39,239
Microchip Technology                                     7,344(b)              161,715
MIPS Technologies Cl B                                   1,443(b)                3,997
Newport                                                  1,395(b)               22,460
Plexus                                                   1,542(b)               21,434
TriQuint Semiconductor                                   4,837(b)               32,021
Varian Medical Systems                                   2,503(b)              104,625
Vishay Intertechnology                                   5,870(b)              100,084
Total                                                                        1,140,980

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
30 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Mid Cap Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Energy (2.3%)
Arch Coal                                                1,928              $   31,851
Forest Oil                                               1,726(b)               39,439
Grant Prideco                                            4,094(b)               40,899
Murphy Oil                                               1,684                 140,024
Noble Energy                                             2,101                  65,320
Ocean Energy                                             6,450                 128,355
Pennzoil-Quaker State                                    2,959                  63,974
Valero Energy                                            3,900                 132,834
Total                                                                          642,696

Energy equipment & services (4.1%)
Cooper Cameron                                           1,992(b)               85,636
ENSCO Intl                                               4,984                 128,836
FMC Technologies                                         2,407(b)               44,530
Hanover Compressor                                       2,415(b)               21,276
Helmerich & Payne                                        1,837                  60,933
Jacobs Engineering Group                                 2,000(b)               69,380
Natl-Oilwell                                             2,981(b)               51,512
Patterson-UTI Energy                                     2,904(b)               69,435
Pioneer Natural Resources                                4,267(b)              103,304
Pride Intl                                               4,900(b)               65,905
Smith Intl                                               3,731(b)              117,937
Tidewater                                                2,229                  60,005
Varco Intl                                               3,552(b)               54,026
Weatherford Intl                                         4,405(b)              178,666
Total                                                                        1,111,381

Financial services (3.6%)
Allmerica Financial                                      1,951                  53,262
AmeriCredit                                              3,149(b)               61,563
E*TRADE Group                                           13,080(b)               51,666
Eaton Vance                                              2,565                  68,639
Edwards (AG)                                             2,968                 102,099
IndyMac Bancorp                                          2,231(b)               49,194
Investors Financial Services                             2,366                  72,802
LaBranche                                                2,171(b)               43,463
Legg Mason                                               2,366                 100,886
Metris Companies                                         2,291                   8,133
Neuberger Berman                                         2,593                  79,035
Radian Group                                             3,485                 159,614
Waddell & Reed Financial Cl A                            2,963                  53,156
Wilmington Trust                                         2,416                  72,939
Total                                                                          976,451

Food (3.4%)
Dean Foods                                               3,314(b)              110,489
Dole Food                                                2,062                  61,736
Dreyer's Grand Ice Cream                                 1,278                  85,575
Hormel Foods                                             5,112                 120,797
Interstate Bakeries                                      1,604                  41,768
McCormick                                                5,125                 116,594
Sensient Technologies                                    1,757                  37,617
Smithfield Foods                                         4,075(b)               74,939
Smucker (JM)                                             1,807                  60,535
Tootsie Roll Inds                                        1,902                  70,374
Tyson Foods Cl A                                        13,013                 164,614
Total                                                                          945,038

Furniture & appliances (1.0%)
Furniture Brands Intl                                    2,072(b)               52,629
HON Inds                                                 2,169                  58,541
Miller (Herman)                                          2,799                  47,443
Mohawk Inds                                              2,483(b)              117,943
Total                                                                          276,556

Health care (6.4%)
Apogent Technologies                                     3,931(b)               76,261
Barr Laboratories                                        1,602(b)               97,722
Beckman Coulter                                          2,274                  89,141
DENTSPLY Intl                                            2,878                 114,084
Gilead Sciences                                          7,174(b)              218,592
ICN Pharmaceuticals                                      3,063                  32,131
IDEC Pharmaceuticals                                     5,604(b)              249,881
Incyte Genomics                                          2,474(b)               15,314
IVAX                                                     7,171(b)               96,809
Millennium Pharmaceuticals                              10,378(b)              128,895
Mylan Laboratories                                       4,634                 150,327
Protein Design Labs                                      3,267(b)               44,399
Quest Diagnostics                                        3,572(b)              215,713
Sepracor                                                 3,089(b)               20,851
SICOR                                                    4,257(b)               67,899
STERIS                                                   2,556(b)               53,395
Vertex Pharmaceuticals                                   2,788(b)               55,035
VISX                                                     1,986(b)               16,186
Total                                                                        1,742,635

Health care services (5.4%)
AdvancePCS                                               3,402(b)               76,273
Apria Healthcare Group                                   2,001(b)               46,863
Covance                                                  2,290(b)               38,793
Cytyc                                                    4,510(b)               38,831

See accompanying notes to investments in securities.

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31 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Mid Cap Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Health care services (cont.)
Express Scripts Cl A                                     2,938(b)           $  152,775
First Health Group                                       3,727(b)               93,697
Health Net                                               4,622(b)              103,440
Hillenbrand Inds                                         2,312                 124,987
LifePoint Hospitals                                      1,450(b)               49,373
Lincare Holdings                                         3,960(b)              124,265
Omnicare                                                 3,465                  74,498
Oxford Health Plans                                      3,239(b)              139,342
PacifiCare Health Systems                                1,282(b)               31,537
Patterson Dental                                         2,495(b)              115,494
Schein (Henry)                                           1,591(b)               68,349
Triad Hospitals                                          2,681(b)              107,186
Universal Health Services Cl B                           2,207(b)              104,347
Total                                                                        1,490,050

Household products (1.0%)
Church & Dwight                                          1,452                  40,700
Dial                                                     3,492                  69,910
Energizer Holdings                                       3,365(b)               90,349
Viad                                                     3,272                  74,700
Total                                                                          275,659

Indexes (2.8%)
S&P Mid-Cap 400
Depositary Receipts                                      9,659                 779,964

Industrial equipment & services (2.6%)
AGCO                                                     2,740(b)               49,128
Albany Intl Cl A                                         1,178                  27,330
AMETEK                                                   1,216                  39,970
Blyth                                                    1,704                  50,847
Donaldson                                                1,627                  54,537
Fastenal                                                 2,794                 106,367
FEI                                                      1,190(b)               21,753
Flowserve                                                2,030(b)               35,018
Harsco                                                   1,477                  43,365
Kaydon                                                   1,105                  23,658
Kennametal                                               1,258                  40,810
Minerals Technologies                                      752                  28,087
Modine Mfg                                               1,227                  28,835
Nordson                                                  1,234                  29,739
Tecumseh Products Cl A                                     680                  35,516
Teleflex                                                 1,441                  71,099
Trinity Inds                                             1,689                  30,622
Total                                                                          716,681

Insurance (3.9%)
AmerUs Group                                             1,489                  47,469
Everest Re Group                                         1,888(c)              103,368
Fidelity Natl Financial                                  3,520                 104,157
Gallagher (Arthur J)                                     3,169                  93,200
HCC Insurance Holdings                                   2,290                  51,640
Horace Mann Educators                                    1,503                  25,626
Leucadia Natl                                            2,037                  68,708
MONY Group                                               1,788                  54,409
Ohio Casualty                                            2,222(b)               41,818
Old Republic Intl                                        4,428                 139,393
PMI Group                                                3,318                 117,855
Protective Life                                          2,528                  80,896
StanCorp Financial Group                                 1,092                  60,912
Unitrin                                                  2,491                  85,865
Total                                                                        1,075,316

Leisure time & entertainment (1.3%)
Activision                                               2,452(b)               70,421
Callaway Golf                                            2,887                  45,413
GTECH Holdings                                           2,115(b)               42,194
Intl Speedway Cl A                                       1,957                  72,781
Mandalay Resort Group                                    2,515(b)               71,325
Six Flags                                                3,403(b)               51,113
Total                                                                          353,247

Media (4.5%)
Banta                                                      921                  30,319
Belo Cl A                                                4,117                  89,956
Catalina Marketing                                       2,040(b)               58,630
Dun & Bradstreet                                         2,745(b)               88,801
Emmis Communications Cl A                                1,947(b)               30,879
Entercom Communications Cl A                             1,822(b)               78,893
Gartner Cl B                                             3,108(b)               25,361
Harte-Hanks                                              3,471                  67,233
Hispanic Broadcasting                                    4,002(b)               95,128
Lee Enterprises                                          1,627                  54,098
Macrovision                                              1,882(b)               20,627
Media General Cl A                                         852                  43,265
Price Communications                                     2,010(b)               28,180
Reader's Digest Assn Cl A                                3,669                  61,272
Scholastic                                               1,432(b)               55,834
Valassis Communications                                  1,977(b)               72,556
Washington Post Cl B                                       350                 218,749
Westwood One                                             3,944(b)              125,222
Total                                                                        1,245,003

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
32 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Mid Cap Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Metals (0.7%)
AK Steel Holdings                                        3,973(b)           $   37,267
Carpenter Technology                                       819                  18,903
GrafTech Intl                                            2,057(b)               16,353
Martin Marietta Materials                                1,795                  68,802
Pittston Brink's Group                                   1,997                  45,392
Total                                                                          186,717

Miscellaneous (0.8%)
Edwards Lifesciences                                     2,193(b)               53,378
Federal Signal                                           1,666                  34,853
Intersil                                                 5,004(b)              109,037
Rollins                                                  1,110                  22,644
Total                                                                          219,912

Multi-industry conglomerates (3.1%)
ChoicePoint                                              3,139(b)              131,492
DeVry                                                    2,573(b)               50,817
Diebold                                                  2,650                  90,285
Education Management                                     1,288(b)               51,404
Hubbell Cl B                                             2,174                  66,503
Imation                                                  1,290(b)               39,268
Kelly Services Cl A                                      1,324                  33,021
Korn/Ferry Intl                                          1,391(b)                9,807
Lancaster Colony                                         1,348                  50,375
Manpower                                                 2,782                 104,769
MPS Group                                                3,647(b)               19,329
NCO Group                                                  952(b)               14,126
Pentair                                                  1,813                  73,734
Ruddick                                                  1,709                  27,771
Stewart & Stevenson Services                             1,047                  14,794
Sylvan Learning Systems                                  1,467(b)               21,492
YORK Intl                                                1,450                  46,473
Total                                                                          845,460

Paper & packaging (1.3%)
Bowater                                                  2,031                  92,593
Glatfelter                                               1,594                  23,671
Longview Fibre                                           1,880                  15,322
Packaging Corp of America                                3,887(b)               73,853
Rayonier                                                 1,020                  50,592
Sonoco Products                                          3,549                  86,241
Wausau-Mosinee Paper                                     1,897                  19,596
Total                                                                          361,868

Real estate investment trust (0.5%)
Hospitality Properties Trust                             2,302                  77,393
New Plan Excel Realty Trust                              3,489                  68,280
Total                                                                          145,673

Restaurants & lodging (2.2%)
Bob Evans Farms                                          1,287                  35,199
Brinker Intl                                             3,609(b)              117,654
CBRL Group                                               1,932                  57,805
Cheesecake Factory (The)                                 1,856(b)               67,261
Extended Stay America                                    3,411(b)               47,754
Krispy Kreme Doughnuts                                   2,007(b)               70,947
Outback Steakhouse                                       2,843(b)               90,805
Papa John's Intl                                           759(b)               23,962
Park Place Entertainment                                11,122(b)              102,101
Total                                                                          613,488

Retail (5.5%)
99 Cents Only Stores                                     2,569(b)               62,632
Abercrombie & Fitch                                      3,647(b)               82,422
American Eagle Outfitters                                2,653(b)               43,934
Barnes & Noble                                           2,477(b)               53,355
BJ's Wholesale Club                                      2,623(b)               92,198
Borders Group                                            3,005(b)               53,189
CDW Computer Centers                                     3,166(b)              151,334
Claire's Stores                                          1,791                  32,238
Copart                                                   3,350(b)               44,555
Dollar Tree Stores                                       4,183(b)              130,495
Longs Drug Stores                                        1,407                  34,387
Michaels Stores                                          2,432(b)               90,057
Neiman Marcus Group Cl A                                 1,766(b)               49,978
Payless ShoeSource                                         828(b)               37,161
Perrigo                                                  2,668(b)               30,842
PETsMART                                                 4,920(b)               71,045
Pier 1 Imports                                           3,450                  59,685
Ross Stores                                              2,912                 109,666
Saks                                                     5,245(b)               55,807
Sotheby's Holdings Cl A                                  2,263(b)               25,685
Whole Foods Market                                       2,082(b)               91,337
Williams-Sonoma                                          4,236(b)               96,369
Total                                                                        1,498,371

Textiles & apparel (0.5%)
Coach                                                    3,266(b)               74,464
Timberland Cl A                                          1,392(b)               52,785
Unifi                                                    1,981(b)               15,749
Total                                                                          142,998

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
33 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Mid Cap Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Transportation (1.9%)
Airborne                                                 1,778              $   24,039
ArvinMeritor                                             2,499                  52,879
Atlas Air Worldwide Holdings                             1,408(b)                5,280
C.H. Robinson Worldwide                                  3,113                  93,390
CNF                                                      1,768                  56,275
EGL                                                      1,763(b)               20,662
Expeditors Intl of Washington                            3,816                 112,573
GATX                                                     1,798                  45,507
Hunt (JB) Transport Services                             1,338(b)               35,216
Overseas Shipbuilding Group                              1,266                  25,219
Swift Transportation                                     3,181(b)               57,735
Total                                                                          528,775

Utilities -- electric (5.9%)
Allete                                                   3,123                  73,422
Alliant Energy                                           3,324                  63,588
American Water Works                                     3,683                 160,763
Aquila                                                   6,615                  47,496
Black Hills                                                986                  25,113
Cleco                                                    1,657                  24,789
Conectiv                                                 3,268                  82,452
DPL                                                      4,657                  86,620
DQE                                                      2,630                  35,768
Energy East                                              5,314                 110,691
Great Plains Energy                                      2,279                  45,922
Hawaiian Electric Inds                                   1,331                  56,993
Idacorp                                                  1,384                  35,320
MDU Resources Group                                      2,608                  58,836
Northeast Utilities                                      5,068                  84,382
NSTAR                                                    1,952                  83,546
OGE Energy                                               2,871                  57,391
PNM Resources                                            1,440                  28,728
Potomac Electric Power                                   3,944                  78,604
Puget Energy                                             3,215                  67,451
SCANA                                                    3,856                 114,330
Sierra Pacific Resources                                 3,759                  23,531
Westar Energy                                            2,640                  30,941
Wisconsin Energy                                         4,244                 107,501
WPS Resources                                            1,161                  42,260
Total                                                                        1,626,438

Utilities -- gas (1.6%)
AGL Resources                                            2,058                  46,758
Equitable Resources                                      2,332                  79,730
Natl Fuel Gas                                            2,943                  56,888
ONEOK                                                    2,221                  41,089
Questar                                                  3,010                  68,026
Vectren                                                  2,493                  59,084
Western Gas Resources                                    1,214                  37,962
WGL Holdings                                             1,788                  43,645
Total                                                                          433,182

Utilities -- telephone (0.5%)
BroadWing                                                8,056(b)               16,354
Telephone & Data Systems                                 2,159                 122,955
Total                                                                          139,309

Total common stocks
(Cost: $31,103,612)                                                    $    27,428,805

Total investments in securities
(Cost: $31,103,612)(d)                                                 $    27,428,805


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of July 31, 2002, the value of foreign securities represented 0.4% of net assets.
(d) At July 31, 2002,  the cost of securities  for federal  income tax purposes
    was   approximately   $31,104,000  and  the  approximate   aggregate  gross
    unrealized appreciation and depreciation based on that cost was:
    Unrealized appreciation                                 $ 2,602,000
    Unrealized depreciation                                  (6,277,000)
                                                             ----------
    Net unrealized depreciation                             $(3,675,000)
                                                            -----------

--------------------------------------------------------------------------------
34 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


Investments in Securities
AXP Total Stock Market Index Fund
July 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)
Common stocks (100.0%)
Issuer                                                  Shares                Value(a)
Aerospace & defense (1.5%)
Alliant Techsystems                                        108(b)           $    6,631
Armor Holdings                                             252(b)                3,609
Boeing                                                   2,179                  90,472
General Dynamics                                           508                  41,107
General Motors Cl H                                      2,208(b)               21,859
Goodrich                                                   267                   5,957
L-3 Communications Holdings                                244(b)               11,278
Lockheed Martin                                          1,154                  73,983
Northrop Grumman                                           290                  32,103
Precision Castparts                                        132                   3,458
Raytheon                                                 1,017                  33,134
Rockwell Automation                                        390                   7,215
Rockwell Collins                                           390                  10,023
Titan                                                       18(b)                  204
United Technologies                                      1,201                  83,470
Total                                                                          424,503

Airlines (0.2%)
Alaska Air Group                                           256(b)                6,016
America West Holdings Cl B                                 110(b)                  244
AMR                                                        327(b)                3,656
Atlantic Coast Airlines Holdings                           134(b)                2,097
Continental Airlines Cl B                                  113(b)                1,211
Delta Air Lines                                            316                   4,923
JetBlue Airways                                            135(b)                6,286
Northwest Airlines Cl A                                    336(b)                3,118
SkyWest                                                    186                   3,569
Southwest Airlines                                       1,962                  27,096
UAL                                                        250                   1,488
US Airways Group                                           386(b)                1,034
Total                                                                           60,738

Automotive & related (1.2%)
American Axle & Mfg Holdings                               356(b)                9,078
Asbury Automotive Group                                    335(b)                3,802
Bandag                                                     237                   7,335
BorgWarner                                                 130                   6,978
Central Parking                                             73                   1,537
Collins & Aikman                                           286(b)                1,805
Cooper Tire & Rubber                                       151                   3,022
CSK Auto                                                   102(b)                1,255
Cummins                                                     95                   3,069
Dana                                                       381                   6,126
Delphi                                                   1,411                  14,054
Dollar Thrifty Automotive Group                            100(b)                1,940
Eaton                                                      155                  10,822
Federal-Mogul                                              230(b)                  161
Ford Motor                                               4,770                  64,252
GenCorp                                                     45                     496
General Motors                                           1,445                  67,264
Gentex                                                     183(b)                5,342
Genuine Parts                                              391                  12,008
Goodyear Tire & Rubber                                     359                   6,261
Hayes Lemmerz Intl                                          86(b)                   18
Johnson Controls                                           224                  18,148
Lear                                                       205(b)                8,836
Navistar Intl                                              179                   4,616
O'Reilly Automotive                                        235(b)                6,622
Oshkosh Truck                                               96                   5,275
PACCAR                                                     267                  10,239
Smith (AO)                                                  70                   2,013
Snap-On                                                    196                   5,325
Sonic Automotive                                           179(b)                3,576
SPX                                                         97(b)               10,137
Superior Inds Intl                                         162                   7,107
Tower Automotive                                           114(b)                  854
TRW                                                        333                  17,965
United Rentals                                             224(b)                3,248
Visteon                                                    357                   3,977
Total                                                                          334,563

Banks and savings & loans (8.5%)
Allied Capital                                             404                   8,403
AMCORE Financial                                            92                   2,133
AmSouth Bancorporation                                     960                  21,427
Anchor BanCorp Wisconsin                                   122                   2,645
Associated Banc-Corp                                       243                   8,602
Astoria Financial                                          228                   7,672
BancorpSouth                                               293                   5,831

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Banks and savings & loans (cont.)
Bank of America                                          4,024              $  267,595
Bank of Hawaii                                             201                   5,634
Bank of New York                                         1,888                  60,454
Bank One                                                 3,037                 118,170
Banknorth Group                                            359                   9,133
BB&T                                                     1,180                  43,684
Capitol Federal Financial                                  305                   8,055
Charter One Financial                                      585                  19,843
Chittenden                                                 321                   9,341
Citizens Banking                                           147                   4,125
City Natl                                                  131                   6,792
Colonial BancGroup                                         727                  10,462
Comerica                                                   433                  25,183
Commerce Bancorp                                           148                   6,841
Commerce Bancshares                                        106                   4,330
Commercial Federal                                         403                  10,579
Community First Bankshares                                 352                   8,934
Compass Bancshares                                         297                   9,560
CompuCredit                                                107(b)                  693
Corus Bankshares                                            74                   3,431
Cullen/Frost Bankers                                       200                   7,320
CVB Financial                                              137                   2,637
Downey Financial                                            94                   4,002
E-Loan                                                     102(b)                  114
F.N.B                                                      327                   9,676
Fifth Third Bancorp                                      1,536                 101,484
First BanCorp                                              141(c)                5,189
First Citizens BancShares Cl A                              93                   9,629
First Commonwealth Financial                               146                   1,848
First Financial Bancorp                                    470                   8,860
First Midwest Bancorp                                      361                  10,285
First Source                                                75                   1,547
First Tennessee Natl                                       291                  10,892
First Virginia Banks                                        78                   4,380
FirstMerit                                                 211                   5,047
FleetBoston Financial                                    2,679                  62,153
Frontier Financial                                          85                   2,149
Fulton Financial                                           331                   6,299
Golden State Bancorp                                       309                  10,259
Golden West Financial                                      389                  25,577
Greater Bay Bancorp                                        172                   4,171
GreenPoint Financial                                       252                  12,172
Hancock Holding                                             51                   3,443
Hibernia Cl A                                              386                   8,021
Hudson City Bancorp                                        486                   8,952
Hudson United Bancorp                                      369                  10,406
Huntington Bancshares                                      582                  11,489
Independence Community Bank                                169                   5,136
Integra Bank                                                78                   1,658
Intl Bancshares                                            262                  10,352
Irwin Financial                                            103                   1,705
J.P. Morgan Chase                                        5,134                 128,144
KeyCorp                                                  1,045                  27,442
M&T Bank                                                   238                  19,897
MAF Bancorp                                                 95                   3,306
Marshall & Ilsley                                          564                  16,971
Mellon Financial                                         1,199                  31,869
Mercantile Bankshares                                      183                   7,172
Natl City                                                1,527                  47,184
Natl Commerce Financial                                    476                  12,257
Natl Penn Bancshares                                        86                   2,210
Net.B@nk                                                    94(b)                  854
New York Community Bancorp                                 330                   9,504
NextCard                                                   222(b)                    2
North Fork Bancorporation                                  416                  16,894
Northern Trust                                             578                  23,022
Old Natl Bancorp                                           260                   6,757
Pacific Capital Bancorp                                     80                   1,998
Park Natl                                                   57                   5,515
People's Bank                                              393                   9,982
PNC Financial Services Group                               716                  30,179
Popular                                                    312(c)               10,914
Provident Bankshares                                       105                   2,464
Provident Financial Group                                  167                   4,392
Regions Financial                                          595                  20,962
Republic Bancorp                                           215                   2,896
Riggs Natl                                                 126                   1,639
Roslyn Bancorp                                             358                   7,734
S&T Bancorp                                                 87                   2,211
Santander BanCorp                                          142(c)                2,512
Silicon Valley Bancshares                                  231(b)                4,999
Sky Financial Group                                        394                   8,077
South Financial Group                                      381                   7,819
SouthTrust                                                 845                  21,328
Southwest Bancorp of Texas                                 122(b)                4,531
Sovereign Bancorp                                          833                  12,070
Staten Island Bancorp                                      210                   4,141
SunTrust Banks                                             740                  48,692
Susquehanna Bancshares                                     402                   8,487
Synovus Financial                                          734                  17,616

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Banks and savings & loans (cont.)
TCF Financial                                              142              $    6,739
Texas Regional Bancshares Cl A                             164                   5,412
Trust Co of New Jersey                                      90                   2,252
TrustCo Bank NY                                            650                   8,099
Trustmark                                                  368                   9,443
U.S. Bancorp                                             5,000                 106,950
UCBH Holdings                                              132                   5,429
UMB Financial                                              192                   8,227
Union Planters                                             457                  14,002
UnionBanCal                                                354                  15,353
United Bankshares                                          297                   8,764
United Community Financial                                 134                   1,132
Valley Natl Bancorp                                        402                  11,075
W Holding                                                  213(c)                3,919
Wachovia                                                 3,541                 126,768
Walter Inds                                                153                   1,913
Washington Federal                                         400                  10,000
Washington Mutual                                        2,506                  93,749
Webster Financial                                          187                   6,917
Wells Fargo                                              4,465                 227,089
Westamerica Bancorporation                                 234                   9,140
Westcorp                                                   128                   2,536
WFS Financial                                               98(b)                1,716
Whitney Holding                                            277                   8,784
Zions Bancorp                                              241                  12,173
Total                                                                        2,358,628

Beverages & tobacco (3.7%)
Anheuser-Busch                                           2,301                 118,985
Brown-Forman Cl B                                          155                  10,506
Coca-Cola                                                6,545                 326,858
Coca-Cola Bottling                                          37                   1,765
Coca-Cola Enterprises                                    1,076                  20,035
Constellation Brands                                       360(b)               10,346
Coors (Adolph) Cl B                                        106                   6,403
Fortune Brands                                             393                  20,554
Pepsi Bottling Group                                       749                  18,515
PepsiAmericas                                              336                   4,838
PepsiCo                                                  4,622                 198,469
Philip Morris                                            5,707                 262,807
RJ Reynolds Tobacco Holdings                               224                  12,237
Universal                                                  142                   4,967
UST                                                        379                  11,154
Vector Group                                               136                   2,028
Total                                                                        1,030,467

Building materials & construction (0.9%)
American Financial Group                                   300                   6,645
Armstrong Holdings                                          88(b)                  143
Carlisle Companies                                         142                   6,130
Centex                                                     115                   5,514
Centex Construction Products                                53                   1,967
CIRCOR Intl                                                 50                     843
Clayton Homes                                              435                   5,960
D.R. Horton                                                327                   7,259
Dycom Inds                                                  84(b)                  811
Elcor                                                       84                   1,743
Fleetwood Enterprises                                      107                     444
Florida Rock Inds                                           90                   3,060
Fluor                                                      192                   6,163
Foster Wheeler                                             172(b)                  286
Georgia-Pacific                                            598                  13,096
Granite Construction                                       408                   7,373
Hughes Supply                                               91                   3,301
Huttig Building Products                                    23(b)                  101
Insituform Technologies Cl A                                89(b)                1,496
KB HOME                                                    133                   6,146
Lafarge North America                                      198                   6,566
Lennar                                                     138                   7,004
Lennox Intl                                                140                   2,324
Louisiana-Pacific                                          315                   2,495
M.D.C. Holdings                                            152                   6,323
Masco                                                    1,265                  30,613
Massey Energy                                              376                   2,760
NVR                                                         20(b)                5,770
Owens-Corning                                              102(b)                  108
Potlatch                                                   247                   7,872
Pulte Homes                                                159                   7,619
Quanta Services                                            396(b)                  756
Ryland Group                                               158                   6,462
Sherwin-Williams                                           383                  11,004
Simpson Mfg                                                 43(b)                2,552
Standard Pacific                                           192                   5,040
Temple-Inland                                              139                   7,464
Texas Inds                                                  54                   1,490
Toll Brothers                                              226(b)                5,164
Tredegar                                                    92                   1,610
USG                                                        104(b)                  608
Valspar                                                    139                   5,649
Vulcan Materials                                           221                   8,937
Watts Inds Cl A                                            100                   1,770
WCI Communties                                             226(b)                4,204
Weyerhaeuser                                               580                  34,075
Total                                                                          254,720

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Chemicals (1.8%)
Air Products & Chemicals                                   557              $   24,647
Airgas                                                     184(b)                2,707
Albemarle                                                  187                   5,528
Allied Waste Inds                                          399(b)                2,633
Cabot                                                      207                   5,117
Cabot Microelectronics                                     192(b)                8,129
Cambrex                                                     80                   3,064
Crompton                                                   368                   4,103
Cytec Inds                                                 118(b)                3,299
Dow Chemical                                             2,312                  66,747
du Pont (EI) de Nemours                                  2,628                 110,139
Eastman Chemical                                           198                   8,775
Ecolab                                                     277                  12,728
Eden Bioscience                                            155(b)                  239
Engelhard                                                  316                   7,900
Ferro                                                      100                   2,890
FMC                                                        243(b)                5,988
Fuller (HB)                                                 68                   1,840
Georgia Gulf                                               112                   2,598
Grace (WR)                                                 124(b)                  304
Great Lakes Chemical                                       282                   7,087
Hercules                                                   686(b)                7,272
IMC Global                                                 314                   3,407
Intl Specialty Products                                    224(b)                2,229
Ionics                                                      63(b)                1,402
Lubrizol                                                   137                   4,170
Lyondell Chemical                                          279                   3,683
Millennium Chemicals                                       208                   2,548
Millipore                                                  223                   7,381
NL Inds                                                    200                   3,020
Olin                                                       157                   2,912
OM Group                                                   138                   6,320
Pall                                                       193                   3,393
Polymer Group                                              116                      14
PolyOne                                                    607                   6,028
PPG Inds                                                   432                  24,797
Praxair                                                    393                  20,554
Republic Services                                          445(b)                7,832
Rohm & Haas                                                555                  20,813
RPM/Ohio                                                   627                   8,979
Sigma-Aldrich                                              157                   7,523
Solutia                                                    443                   2,773
Spartech                                                    71                   1,622
Stericycle                                                 196(b)                6,470
Tetra Tech                                                 166(b)                1,446
Valhi                                                      311                   5,066
Waste Management                                         1,549                  36,665
Total                                                                          484,781

Commercial finance (--%)
FINOVA Group                                               293(b)                   23

Communications equipment & services (2.0%)
ADC Telecommunications                                   1,626(b)                2,927
ADTRAN                                                     310(b)                5,813
Advanced Fibre Communications                              375(b)                6,461
Aether Systems                                              61(b)                  182
Airnet Communications                                       49(b)                   39
American Tower Cl A                                      1,612(b)                3,611
Andrew Corp                                                476(b)                5,355
Arris Group                                                199(b)                  814
Aspect Communications                                      107(b)                  162
AT&T Wireless Services                                   7,119(b)               33,388
Avaya                                                    1,667(b)                2,484
Broadcom Cl A                                              596(b)               11,181
C-COR.net                                                  122(b)                  561
Carrier Access                                              95(b)                   68
Centennial Communications                                  447(b)                1,118
CIENA                                                    1,427(b)                5,750
Com21                                                       67(b)                   14
Commonwealth Telephone Enterprises                         131(b)                5,068
CommScope                                                  243(b)                1,823
Copper Mountain Networks                                  7(b)                      28
Corvis                                                   1,323(b)                  741
Covad Communications Group                                 226(b)                  264
Digitas                                                    110(b)                  403
Ditech Communications                                      157(b)                  327
DMC Stratex Networks                                       438(b)                1,029
EchoStar Communications Cl A                               636(b)               10,373
Fairchild Semiconductor Intl Cl A                          419(b)                7,471
Finisar                                                    572(b)                  955
Focal Communications                                      3(b)                       4
Glenayre Technologies                                      212(b)                  244
GoAmerica                                                  371(b)                  163
Harmonic                                                   217(b)                  380
iBasis                                                      68(b)                   25
IDT                                                         88(b)                1,593
InterVoice-Brite                                           131(b)                  233
JDS Uniphase                                             3,180(b)                8,045
Leap Wireless Intl                                          96(b)                   87
Loral Space & Communications                             1,217(b)                  840

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP Total Stock Market Index Fund

Common stocks (continued)
Issuer                                                   Shares                Value(a)

Communications equipment & services (cont.)
Lucent Technologies                                      8,600(b)           $   15,050
MasTec                                                     277(b)                1,255
Metricom                                                    70(b,d)                 --
Microtune                                                  271(b)                1,046
Motorola                                                 5,791                  67,177
NEON Communications                                         61(b)                    1
Net2Phone                                                   37(b)                  140
Netro                                                      102(b)                  316
New Focus                                                  561(b)                1,627
Next Level Communications                                  121(b)                  104
Nextel Partners Cl A                                       870(b)                3,402
NMS Communications                                          88(b)                  188
NTL                                                        570(b)                   14
Nucentrix Broadband Networks                               119(b)                  134
Occam Networks                                             243(b)                   24
Optical Cable                                               17(b)                   42
P-Com                                                       42(b)                   15
Pac-West Telecomm                                          132(b)                   77
Plantronics                                                407(b)                7,464
Polycom                                                    316(b)                3,618
Powerwave Technologies                                     443(b)                2,720
Proxim Cl A                                                170(b)                  457
QUALCOMM                                                 1,926(b)               52,926
REMEC                                                      195(b)                  885
RF Micro Devices                                           363(b)                2,418
SBA Communications                                          73(b)                  128
Scientific-Atlanta                                         335                   4,238
Semtech                                                    184(b)                3,617
Silicon Laboratories                                       246(b)                6,767
Sirenza Microdevices                                       101(b)                  150
Sonus Networks                                           1,219(b)                1,426
Sorrento Networks                                           32(b)                   22
Sunrise Telecom                                            137(b)                  263
Sycamore Networks                                        1,881(b)                5,267
Tekelec                                                    442(b)                2,979
Telaxis Communications                                      52(b)                   24
Tellabs                                                    864(b)                4,951
Tellium                                                    351(b)                  190
Teradyne                                                   385(b)                5,775
Terayon Communication Systems                               98(b)                  128
Time Warner Telecom Cl A                                    87(b)                  103
Tollgrade Communications                                    45(b)                  559
Turnstone Systems                                           10(b)                   35
Tut Systems                                                 65(b)                   46
UTStarcom                                                   30(b)                  524
Verizon Communications                                   7,150                 235,951
WebMD                                                      899(b)                4,495
Williams Communications Group                            2,599(b)                   60
WJ Communications                                          202(b)                  172
Total                                                                          558,994

Computer software & services (4.0%)
Adaptec                                                    658(b)                3,882
Adobe Systems                                              597                  14,304
Advent Software                                             74(b)                1,422
Akamai Technologies                                        180(b)                  191
Ariba                                                    1,620(b)                3,872
Ascential Software                                         861(b)                2,109
Autodesk                                                   400                   5,156
Automatic Data Processing                                1,580                  58,918
BMC Software                                               533(b)                7,169
Brocade Communications Systems                             565(b)               10,594
Cadence Design Systems                                     519(b)                6,462
Electronic Arts                                            345(b)               20,762
i2 Technologies                                          1,014(b)                  862
Internet Capital Group                                      46(b)                   11
Intuit                                                     504(b)               22,166
Lexmark Intl Cl A                                          338(b)               16,521
Microsoft                                               14,264(b)              683,959
NetIQ                                                      321(b)                6,359
Network Associates                                         364(b)                4,423
ONYX Software                                               56(b)                  152
Oracle                                                  14,255(b)              142,678
Parametric Technology                                    1,266(b)                3,950
PeopleSoft                                                 776(b)               13,952
Portal Software                                            913(b)                  365
RealNetworks                                               702(b)                2,878
S1                                                          76(b)                  303
SunGard Data Systems                                       689(b)               16,157
Transaction Systems Architects Cl A                         77(b)                  694
VeriSign                                                   691(b)                4,422
VERITAS Software                                         1,010(b)               16,998
Vignette                                                 1,142(b)                1,622
WebMethods                                                 311(b)                2,734
Yahoo!                                                   1,408(b)               18,543
Total                                                                        1,094,590

Computers & office equipment (6.1%)
3Com                                                     1,276(b)                5,755
Accrue Software                                             64(b)                   11
Actuate                                                    236(b)                  477

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Computers & office equipment (cont.)
Acxiom                                                     397(b)           $    6,296
Advanced Digital Information                               139(b)                  723
Affiliated Computer Services Cl A                          298(b)               14,000
Agile Software                                             111(b)                  662
American Management Systems                                 91(b)                1,233
Answerthink                                                200(b)                  352
Apple Computer                                             865(b)               13,200
Art Technology Group                                       318(b)                  388
Artesyn Technologies                                       211(b)                  749
ASK Jeeves                                                 128(b)                  134
Aspen Technology                                           142(b)                  604
Avici Systems                                              270(b)                  235
Avocent                                                    132(b)                1,984
Aware                                                       83(b)                  213
BARRA                                                      118(b)                3,974
BEA Systems                                                867(b)                4,812
BindView Development                                       150(b)                  150
BISYS Group                                                290(b)                6,699
Black Box                                                   72(b)                2,434
Brio Software                                               49(b)                   52
BroadVision                                                 63(b)                  155
BSQUARE                                                    100(b)                  175
Caldera Intl                                                30(b)                   31
Calico Commerce                                            100(b)                   28
Centillium Communications                                   49(b)                  206
Ceridian                                                   381(b)                6,595
Certegy                                                    160(b)                5,235
CheckFree                                                  488(b)                4,860
Ciber                                                      138(b)                  794
Cisco Systems                                           19,321(b)              254,843
Citrix Systems                                             391(b)                2,154
Clarent                                                    194(b)                   12
Clarus                                                      37(b)                  173
CMGI                                                     1,954(b)                  801
CNET Networks                                              531(b)                  611
Cogent Communications Group                               4(b)                       5
Cognex                                                     131(b)                2,013
Comdisco                                                   743(b)                   48
Commerce One                                             1,387(b)                  610
Computer Associates Intl                                 1,451                  13,552
Computer Sciences                                          420(b)               15,540
Compuware                                                  843(b)                3,128
Comverse Technology                                        357(b)                2,842
Concord Communications                                      50(b)                  337
Concord EFS                                              1,243(b)               24,239
Concurrent Computer                                        147(b)                  416
Convergys                                                  424(b)                6,411
Covansys                                                   139(b)                  542
CSG Systems Intl                                           331(b)                3,830
CyberCare                                                  133(b)                   16
CyberSource                                                 38(b)                   73
Cysive                                                      76(b)                  169
Dell Computer                                            6,784(b)              169,124
Deluxe                                                     180                   7,000
Dendrite Intl                                              212(b)                1,141
DiamondCluster Intl Cl A                                    63(b)                  211
Digital Insight                                             72(b)                  988
Digital Lightwave                                           80(b)                  119
Digital River                                               88(b)                  686
divine Cl A                                                 13(b)                   38
Documentum                                                 134(b)                2,170
drkoop.com                                                 140(b,d)                 --
DST Systems                                                264(b)                8,897
E.piphany                                                  462(b)                1,830
EarthLink                                                  359(b)                1,644
Echelon                                                     53(b)                  710
Edwards (JD) & Co                                          839(b)                9,330
eFunds                                                     201(b)                2,018
eGain Communications                                        92(b)                   17
Electronic Data Systems                                  1,215                  44,676
eLoyalty                                                    12(b)                   58
EMC                                                      5,581(b)               41,858
Emulex                                                     164(b)                3,798
Engage                                                     641(b)                   32
Enterasys Networks                                         433(b)                  533
Entrada Networks                                          8(b)                       1
Entrust                                                    169(b)                  463
Equifax                                                    320                   6,784
Exchange Applications                                     3(b)                       1
Extended Systems                                            34(b)                   69
Extreme Networks                                           724(b)                7,530
F5 Networks                                                 88(b)                1,102
FactSet Research Systems                                   247                   6,439
Fair, Isaac & Co                                           144                   5,134
FileNet                                                    117(b)                1,627
First Data                                               2,010                  70,250
Fiserv                                                     471(b)               16,207
Gadzoox Networks                                           138(b)                   18
Gateway                                                    719(b)                2,445
Gemstar-TV Guide Intl                                      942(b)                3,551

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Computers & office equipment (cont.)
Global Payments                                            238              $    6,188
Globix                                                     104(b)                    4
GSI Commerce                                               350(b)                2,076
Handspring                                                 962(b)                1,077
Henry (Jack) & Associates                                  204                   2,911
Hewlett-Packard                                          7,918                 112,040
High Speed Access                                           86(b)                  100
HNC Software                                               156(b)                2,822
HomeStore                                                1,054(b)                  917
Hutchinson Technology                                       80(b)                1,370
Hyperion Solutions                                          87(b)                1,790
iBEAM Broadcasting                                          31(b,d)                 --
IDX Systems                                                120(b)                1,382
iGate                                                      162(b)                  624
Immersion                                                   85(b)                  111
InFocus                                                    251(b)                2,881
Informatica                                                218(b)                1,517
InfoSpace                                                2,164(b)                  974
Inktomi                                                    538(b)                  253
Insight Enterprises                                        340(b)                3,876
Insweb                                                      17(b)                   43
INT Media Group                                             79(b)                  151
Interland                                                  505(b)                1,535
Interliant                                                 133(b)                    2
Internet Security Systems                                  196(b)                3,234
Interwoven                                                 665(b)                1,609
Intl Business Machines                                   4,538                 319,474
Iomega                                                     203(b)                2,361
Iron Mountain                                              337(b)               10,026
ITXC                                                       100(b)                  430
Ixia                                                       195(b)                1,061
JNI                                                        168(b)                  472
Juniper Networks                                           664(b)                5,312
Jupiter Media Metrix                                        40(b)                    8
Kana Software                                               60(b)                  103
Keane                                                      439(b)                3,622
Keynote Systems                                             55(b)                  384
KPMG Consulting                                            335(b)                3,531
Kronos                                                      70(b)                2,237
Legato Systems                                             448(b)                1,210
Lexar Media                                                467(b)                1,975
Liberate Technologies                                      560(b)                1,344
Liquid Audio                                                62(b)                  154
LookSmart                                                  427(b)                  551
Loudeye                                                     80(b)                   23
Macromedia                                                 278(b)                2,210
Manhattan Associates                                        94(b)                2,091
Manugistics Group                                          319(b)                1,282
MatrixOne                                                  116(b)                  777
MAXIMUS                                                     76(b)                1,803
Maxtor                                                     860(b)                3,225
McDATA Cl A                                                275(b)                2,948
MedQuist                                                   216(b)                5,808
Mentor Graphics                                            226(b)                1,632
Mercator Software                                           74(b)                  104
Mercury Interactive                                        168(b)                4,304
MetaSolv                                                    69(b)                  173
Micromuse                                                  501(b)                1,548
MICROS Systems                                              97(b)                2,454
MicroStrategy Cl A                                           5(b)                   35
Midway Games                                               120(b)                  552
MRO Software                                                68(b)                  561
MTI Technology                                             136(b)                   72
Natl Instruments                                           118(b)                3,201
Natl Processing                                            262(b)                5,332
Navigant Consulting                                         66(b)                  380
NCR                                                        221(b)                5,815
NDCHealth                                                  253                   5,462
Netcentives                                                 83(b,d)                 --
Netegrity                                                   99(b)                  225
Netopia                                                     48(b)                   72
NetRatings                                                 157(b)                1,099
NetScout Systems                                            88(b)                  339
Network Appliance                                          817(b)                6,912
NexPrise                                                     3(b)                   13
NIC                                                        153(b)                  203
Novell                                                   1,965(b)                4,382
Nuace Communications                                        82(b)                  246
NVIDIA                                                     357(b)                3,952
Openwave Systems                                         1,285(b)                1,285
Palm                                                     1,688(b)                1,840
Paradyne Networks                                           69(b)                  187
Pegasus Solutions                                           75(b)                1,196
Peregrine Systems                                        1,314(b)                  315
Perot Systems Cl A                                         413(b)                4,415
Pervasive Software                                          55(b)                  195
Pinnacle Systems                                           112(b)                1,039
Pitney Bowes                                               625                  24,375
PracticeWorks                                               25(b)                  352
Predictive Systems                                          76(b)                   14

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Computers & office equipment (cont.)
PRG-Schultz Intl                                           226(b)           $    2,434
Primus Knowledge Solutions                                  44(b)                   19
Progress Software                                          122(b)                1,699
Pumatech                                                    92(b)                   46
QLogic                                                     189(b)                7,702
QRS                                                         31(b)                  242
Quantum                                                  1,279(b)                2,660
Quest Software                                             266(b)                2,575
Quovadx                                                    458(b)                1,369
Rare Medium Group                                         8(b)                      10
Rational Software                                          410(b)                2,755
Razorfish Cl A                                              14(b)                   46
Red Hat                                                    958(b)                4,416
Redback Networks                                           308(b)                  394
Renaissance Learning                                       121(b)                2,422
Retek                                                      262(b)                1,695
Reynolds & Reynolds Cl A                                   217                   5,403
Riverstone Networks                                        553(b)                  813
Roxio                                                      108(b)                  519
RSA Security                                               305(b)                1,098
SABRE Holdings Cl A                                        376(b)                9,972
Safeguard Scientifics                                      555(b)                  699
Sanchez Computer Associates                                 70(b)                  214
SanDisk                                                    363(b)                5,227
Sanmina-SCI                                              1,285(b)                5,230
Sapient                                                    588(b)                  412
SAVVIS Communications                                      229(b)                  119
SCM Microsystems                                            47(b)                  493
SeaChange Intl                                              78(b)                  464
SeeBeyond Technology                                       172(b)                  201
SEI Investments                                            245                   6,446
SERENA Software                                            128(b)                1,334
Siebel Systems                                           1,165(b)               10,951
Silicon Graphics                                         1,043(b)                1,512
Silicon Storage Technology                                 303(b)                1,618
Solectron                                                2,024(b)                8,096
SonicWALL                                                  473(b)                2,233
SpeechWorks Intl                                           311(b)                  902
State Street                                               820                  34,850
Storage Technology                                         356(b)                5,055
StorageNetworks                                             55(b)                   84
Sun Microsystems                                         8,557(b)               33,543
SupportSoft                                                176(b)                  428
Switchboard                                                 90(b)                  253
Sybase                                                     423(b)                5,139
Sykes Enterprises                                          246(b)                1,601
Symantec                                                   328(b)               11,001
Synopsys                                                   163(b)                6,972
Tanning Technology                                          63(b)                   71
Tech Data                                                  182(b)                6,106
Technology Solutions                                       121(b)                  139
TeleTech Holdings                                          561(b)                3,181
TenFold                                                     82(b)                   16
TheStreet.com                                              100(b)                  261
THQ                                                        225(b)                5,598
TIBCO Software                                             410(b)                2,222
TippingPoint Technologies                                   14(b)                  161
Total System Services                                      427                   7,438
Tumbleweed Communications                                   63(b)                   59
Ulticom                                                    135(b)                  878
Unisys                                                     679(b)                5,106
United Online                                               78(b)                  687
VA Software                                                179(b)                  129
Varian                                                     115(b)                3,663
Verity                                                     191(b)                2,139
Verticalnet                                                 11(b)                   15
VIA NET.WORKS                                              119(b)                   99
Viant                                                      217(b)                  323
Visual Networks                                             76(b)                   62
VitalWorks                                                 101(b)                  734
Vitria Technology                                          701(b)                  666
WatchGuard Technologies                                     53(b)                  269
Wave Systems Cl A                                          127(b)                  198
WebEx Communications                                       283(b)                3,826
Western Digital                                          1,012(b)                4,493
Wind River Systems                                         344(b)                1,600
Wireless Facilities                                         89(b)                  401
ZixIt                                                       61(b)                  180
Total                                                                        1,686,356

Electronics (3.5%)
Active Power                                                60(b)                  135
Advanced Energy Inds                                        54(b)                  798
Advanced Micro Devices                                     680(b)                5,460
Aeroflex                                                   156(b)                1,186
Agilent Technologies                                     1,181(b)               22,297
Altera                                                     970(b)               11,475
American Power Conversion                                  299(b)                3,274
Amkor Technology                                           578(b)                2,277

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Electronics (cont.)
Amphenol Cl A                                              127(b)           $    4,782
Anadigics                                                  183(b)                  476
Analog Devices                                             911(b)               21,955
Anaren Microwave                                            78(b)                  608
Anixter Intl                                               297(b)                6,415
Applied Materials                                        4,266(b)               63,435
Applied Micro Circuits                                     617(b)                2,844
Arrow Electronics                                          149(b)                2,543
Atmel                                                    1,012(b)                3,178
ATMI                                                       110(b)                1,988
Audiovox Cl A                                               81(b)                  556
Avanex                                                     111(b)                  259
Avnet                                                      243                   4,058
AVX                                                        404                   5,300
Axcelis Technologies                                       444(b)                3,552
Belden                                                      49                     801
Brooks-PRI Automation                                       78(b)                1,484
C&D Technologies                                           124                   1,906
Cable Design Technologies                                  130(b)                  839
Cirrus Logic                                               734(b)                4,360
Conexant Systems                                           480(b)                  974
Corning                                                  2,459(b)                3,934
Credence Systems                                           337(b)                4,617
Cree                                                       625(b)                9,450
CTS                                                         98                     755
Cymer                                                       88(b)                2,463
Cypress Semiconductor                                      295(b)                3,387
DDi                                                        124(b)                   79
Dionex                                                      44(b)                1,122
DSP Group                                                   92(b)                1,547
DuPont Photomasks                                          122(b)                3,090
Electro Scientific Inds                                     82(b)                1,473
EMCORE                                                     224(b)                  739
ESCO Technologies                                          197(b)                5,713
ESS Technology                                             157(b)                2,041
Exar                                                       138(b)                2,300
Foundry Networks                                           600(b)                4,531
GlobespanVirata                                            429(b)                1,519
Harman Intl Inds                                           100                   4,310
Harris                                                     124                   3,982
Helix Technology                                            55                     699
Integrated Circuit Systems                                 236(b)                4,147
Integrated Device Technology                               177(b)                2,266
Integrated Electrical Services                              41(b)                  219
Intel                                                   17,680                 332,208
Intl Rectifier                                             115(b)                2,652
Jabil Circuit                                              413(b)                7,347
KEMET                                                      485(b)                6,271
KLA-Tencor                                                 467(b)               18,395
Kopin                                                      493(b)                3,224
Kulicke & Soffa Inds                                       158(b)                1,040
Lam Research                                               271(b)                3,333
Lattice Semiconductor                                      499(b)                3,244
Linear Technology                                          826                  22,368
LSI Logic                                                  838(b)                6,536
LTX                                                        421(b)                4,134
Maxim Integrated Products                                  848(b)               29,833
MEMC Electronic Materials                                  164(b)                  590
Methode Electronics Cl A                                   114                   1,111
Micrel                                                     390(b)                4,473
Microchip Technology                                       429(b)                9,447
Micron Technology                                        1,510(b)               29,430
MIPS Technologies Cl A                                     173(b)                  507
MKS Instruments                                            345(b)                5,865
Molecular Devices                                          114(b)                1,442
Molex                                                      510                  14,882
Monolithic System Technology                               309(b)                2,951
MRV Communications                                         424(b)                  551
Mykrolis                                                   139(b)                1,086
Natl Semiconductor                                         402(b)                7,280
Newport                                                    260(b)                4,186
Novellus Systems                                           373(b)               10,067
Oak Technology                                             216(b)                  832
ON Semiconductor                                           233(b)                  389
PerkinElmer                                                299                   2,278
Photronics                                                 151(b)                1,836
Pixelworks                                                  79(b)                  472
Plexus                                                     136(b)                1,890
Power Integrations                                          80(b)                1,192
Power-One                                                  424(b)                1,933
Rambus                                                     504(b)                2,601
Rudolph Technologies                                       123(b)                1,867
Silicon Image                                              122(b)                  683
Siliconix                                                  173(b)                4,085
Skyworks Solutions                                         461(b)                1,337
SLI                                                        155(b)                   47
SONICblue                                                  185(b)                  105
Symbol Technologies                                        462                   4,223
Technitrol                                                 118                   2,213
Tektronix                                                  445(b)                8,295

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Electronics (cont.)
Texas Instruments                                        4,518              $  104,592
Thomas & Betts                                             178(b)                2,620
Three-Five Systems                                          73(b)                  442
Transmeta                                                  726(b)                  770
TranSwitch                                                 410(b)                  369
Trimble Navigation                                         351(b)                4,595
TriQuint Semiconductor                                     970(b)                6,421
Varian Medical Systems                                     188(b)                7,858
Varian Semiconductor
  Equipment Associates                                      92(b)                2,418
Veeco Instruments                                          367(b)                4,991
Viasystems Group                                           377(b)                   19
Vicor                                                      238(b)                1,535
Vishay Intertechnology                                     389(b)                6,632
Vitesse Semiconductor                                    1,230(b)                2,977
Xilinx                                                     873(b)               16,753
Total                                                                          977,321

Energy (4.7%)
Amerada Hess                                               233                  15,937
Anadarko Petroleum                                         638                  27,753
Apache                                                     351                  18,077
Arch Coal                                                  201                   3,321
Ashland                                                    112                   3,995
Atmos Energy                                               383                   8,139
Brown (Tom)                                                241(b)                5,543
Buckeye Partners LP                                        204                   7,232
Burlington Resources                                       529                  19,335
Cabot Oil & Gas Cl A                                       119                   2,487
Chesapeake Energy                                          547(b)                2,926
ChevronTexaco                                            2,776                 208,200
Conoco                                                   1,576                  38,013
CONSOL Energy                                              247                   3,458
Devon Energy                                               387                  16,130
EOG Resources                                              239                   8,195
Exxon Mobil                                             17,730                 651,755
FirstEnergy                                                728                  22,386
Forest Oil                                                 190(b)                4,342
FuelCell Energy                                            118(b)                  834
Grant Prideco                                              289(b)                2,887
Houston Exploration                                        307(b)                8,842
Kerr-McGee                                                 225                  10,523
Marathon Oil                                               763                  18,495
Murphy Oil                                                 109                   9,063
Newfield Exploration                                       113(b)                3,564
Noble Energy                                               204                   6,342
Occidental Petroleum                                       895                  24,246
Ocean Energy                                               459                   9,134
Pennzoil-Quaker State                                      297                   6,421
Phillips Petroleum                                         960                  49,680
Pogo Producing                                             296                   9,176
Premcor                                                    236(b)                5,145
Rayovac                                                     90(b)                1,269
Stone Energy                                               253(b)                8,597
Sunoco                                                     141                   5,011
Swift Energy                                                90(b)                1,193
Unocal                                                     602                  19,661
USEC                                                       212                   1,503
Valero Energy                                              268                   9,128
Vintage Petroleum                                          470                   4,127
Westport Resources                                         315(b)                4,615
XTO Energy                                                 396                   7,108
Total                                                                        1,293,788

Energy equipment & services (1.3%)
Baker Hughes                                               811                  21,735
BJ Services                                                350(b)               11,162
Cooper Cameron                                             252(b)               10,833
Diamond Offshore Drilling                                  293                   6,856
Dril-Quip                                                   75(b)                1,328
ENSCO Intl                                                 303                   7,833
Enterprise Products Partners LP                            334                   6,727
FMC Technologies                                           530(b)                9,805
Global Inds                                                443(b)                2,131
GlobalSantaFe                                              604                  13,614
Grey Wolf                                                  901(b)                2,703
Halliburton                                              1,131                  14,929
Hanover Compressor                                         234(b)                2,062
Helmerich & Payne                                          191                   6,335
Jacobs Engineering Group                                   298(b)               10,338
Key Energy Services                                        586(b)                4,711
Lone Star Technologies                                      99(b)                1,576
McDermott Intl                                             547(b)                2,565
Nabors Inds                                                319(b,c)              9,736
Natl-Oilwell                                               242(b)                4,182
Newpark Resources                                          330(b)                1,617
Noble                                                      291(b)                9,428
Patterson-UTI Energy                                       381(b)                9,110
Pioneer Natural Resources                                  332(b)                8,038
Plains All American Pipeline LP                            251                   6,496

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
44 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Energy equipment & services (cont.)
Pride Intl                                                 551(b)           $    7,411
Progress Energy                                            576                  26,928
Reliant Energy                                             751                   7,555
Rowan Companies                                            206                   4,031
Schlumberger                                             1,518                  65,152
SEACOR SMIT                                                201(b)                7,984
Smith Intl                                                 254(b)                8,029
Spinnaker Exploration                                      130(b)                3,658
Tidewater                                                  150                   4,038
Transocean                                                 768                  19,584
Varco Intl                                                 404(b)                6,145
Weatherford Intl                                           313(b)               12,695
Total                                                                          359,060

Financial services (6.2%)
Advanta Cl A                                               114                   1,019
Affiliated Managers Group                                   82(b)                3,872
Alliance Capital
  Management Holding LP                                    167                   4,843
Allmerica Financial                                         84                   2,293
American Capital Strategies                                217                   5,510
American Express                                         3,515                 123,939
AmeriCredit                                                221(b)                4,321
AmeriTrade Holding Cl A                                    931(b)                3,259
Bear Stearns Companies                                     244                  14,694
BOK Financial                                              350                  10,976
Capital One Financial                                      551                  17,467
Catellus Development                                       268(b)                5,199
Chemical Financial                                          69                   2,167
CIT Group                                                  524                  11,769
Citigroup                                               13,552                 454,533
Corrections Corp of America                                 33(b)                  413
Countrywide Credit Inds                                    323                  16,412
Delphi Financial Group Cl A                                 68                   2,710
Doral Financial                                            154(c)                5,904
E*TRADE Group                                              678(b)                2,678
Eaton Vance                                                130                   3,479
Edwards (AG)                                               146                   5,022
Fannie Mae                                               2,632                 197,110
Federated Investors Cl B                                   302                   8,583
Forest City Enterprises Cl A                               133                   4,575
Franklin Resources                                         668                  22,932
Freddie Mac                                              1,809                 112,068
Goldman Sachs Group                                      1,240                  90,706
H&R Block                                                  480                  23,174
Household Intl                                           1,173                  50,052
IndyMac Bancorp                                            143(b)                3,153
Investment Technology Group                                136(b)                4,606
Investors Financial Services                               208                   6,400
Jefferies Group                                            101                   4,030
Jones Lang LaSalle                                          46(b)                  926
Kansas City Southern                                       566(b)                9,203
Knight Trading Group                                       551(b)                2,254
LaBranche                                                  211(b)                4,224
Legg Mason                                                 158                   6,737
Lehman Brothers Holdings                                   636                  36,068
LNR Property                                               108                   3,537
MarketWatch.com                                             40(b)                  176
MBNA                                                     3,274                  63,483
Merrill Lynch                                            2,218                  79,072
Metris Companies                                           167                     593
MGIC Investment                                            275                  17,325
Morgan Stanley                                           2,902                 117,096
Neuberger Berman                                           186                   5,669
Paychex                                                    959                  25,231
Providian Financial                                        937                   4,704
Radian Group                                               234                  10,717
Raymond James Financial                                    115                   3,128
Schwab (Charles)                                         3,349                  29,974
SLM                                                        408                  37,128
Spectrasite Holdings                                       646(b)                   72
St. Joe                                                    211                   6,014
Stilwell Financial                                         473                   6,409
Student Loan                                                50                   4,300
T. Rowe Price Group                                        274                   7,406
W.P. Carey LLC                                             118                   2,761
Waddell & Reed Financial Cl A                              185                   3,319
Wilmington Trust                                           214                   6,461
Total                                                                        1,723,855

Food (1.8%)
American Italian Pasta Cl A                                131(b)                5,416
Archer-Daniels-Midland                                   1,623                  18,989
Bunge                                                      297                   6,074
Campbell Soup                                              987                  22,997
ConAgra Foods                                            1,415                  35,531
Corn Products Intl                                         254                   6,972
Dean Foods                                                 372(b)               12,402
Del Monte Foods                                            139(b)                1,387
Delta & Pine Land                                           75                   1,445
Dole Food                                                  194                   5,808

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Food (cont.)
Dreyer's Grand Ice Cream                                   114              $    7,633
Fleming Companies                                          223                   3,066
Flowers Foods                                              115(b)                2,283
Fresh Del Monte Produce                                    209(c)                5,125
General Mills                                              958                  39,709
Hain Celestial Group                                        50(b)                  745
Heinz (HJ)                                                 897                  34,490
Hershey Foods                                              342                  26,833
Hormel Foods                                               350                   8,271
Interstate Bakeries                                          2                      52
Kellogg                                                  1,042                  35,886
Kraft Foods Cl A                                           729                  26,973
McCormick                                                  354                   8,054
Newhall Land & Farming                                     282                   8,079
Performance Food Group                                     191(b)                6,307
Ralcorp Holdings                                           110(b)                2,728
Sara Lee                                                 2,008                  37,630
Sensient Technologies                                      384                   8,221
Smithfield Foods                                           290(b)                5,333
Smucker (JM)                                               163                   5,461
SUPERVALU                                                  307                   6,398
Sysco                                                    1,679                  43,738
Tootsie Roll Inds                                          237                   8,769
Tyson Foods Cl A                                           848                  10,727
Wrigley (Wm) Jr                                            589                  30,127
Total                                                                          489,659

Furniture & appliances (0.3%)
Black & Decker                                             205                   9,328
Briggs & Stratton                                           36                   1,246
Ethan Allen Interiors                                      180                   5,620
Furniture Brands Intl                                      171(b)                4,343
HON Inds                                                   358                   9,662
Kimball Intl Cl B                                          125                   1,691
La-Z-Boy                                                   225                   5,040
Leggett & Platt                                            450                  10,121
Maytag                                                     136                   4,506
Miller (Herman)                                            471                   7,983
Mohawk Inds                                                250(b)               11,875
Stanley Works                                              211                   7,615
Whirlpool                                                  165                   9,466
Total                                                                           88,496

Health care (11.1%)
Abbott Laboratories                                      4,050                 167,710
Aclara Biosciences                                          80(b)                  143
Affymetrix                                                 268(b)                4,784
Albany Molecular Research                                  211(b)                4,332
Alexion Pharmaceuticals                                     69(b)                1,070
Alkermes                                                   188(b)                  857
Allergan                                                   318                  19,236
Alpharma Cl A                                              344                   3,839
Amgen                                                    3,349(b)              152,870
Andrx Group                                                145(b)                3,218
Apogent Technologies                                       161(b)                3,123
Applera-Applied Biosystem Group                            523                   9,759
Arrow Intl                                                 230                   8,655
ArthoCare                                                   74(b)                  951
Bard (CR)                                                  138                   7,462
Barr Laboratories                                          105(b)                6,405
Bausch & Lomb                                                1                      33
Baxter Intl                                              1,513                  60,384
Beckman Coulter                                            196                   7,683
Becton, Dickinson & Co                                     610                  17,727
Bio-Technology General                                     208(b)                  838
Biogen                                                     373(b)               13,417
Biomet                                                     665                  17,243
Boston Scientific                                        1,034(b)               31,010
Bristol-Myers Squibb                                     5,097                 119,423
Bruker Daltonics                                           255(b)                  893
Caliper Technologies                                        61(b)                  298
Celgene                                                    189(b)                3,245
Cell Pathways                                              111(b)                  104
Cell Therapeutics                                          296(b)                  945
Cephalon                                                   133(b)                6,384
Cerus                                                       87(b)                2,484
Chiron                                                     450(b)               15,183
CIMA Labs                                                   81(b)                1,612
Coherent                                                    63(b)                1,451
Conmed                                                     117(b)                2,135
Corixa                                                      78(b)                  484
CTI Molecular Imaging                                      284(b)                5,669
Cubist Pharmaceuticals                                     270(b)                2,435
CV Therapeutics                                            275(b)                6,875
CYTOGEN                                                    242(b)                  206
Datascope                                                   52                   1,355
DENTSPLY Intl                                              214                   8,483
Diagnostic Products                                        162                   5,816
Diversa                                                     12(b)                  105

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Health care (cont.)
Endo Pharmaceuticals Holdings                              589(b)           $    4,818
Enzo Biochem                                                88(b)                1,164
Enzon                                                      220(b)                4,972
Forest Laboratories                                        448(b)               34,707
Genentech                                                  544(b)               18,904
Genzyme-General Division                                   508(b)               11,572
Gilead Sciences                                            507(b)               15,448
Guidant                                                    728(b)               25,334
Haemonetics                                                108(b)                2,867
Human Genome Sciences                                      254(b)                4,402
ICN Pharmaceuticals                                        165                   1,731
ICOS                                                        91(b)                2,226
IDEC Pharmaceuticals                                       361(b)               16,097
IDEXX Laboratories                                         136(b)                3,978
IGEN Intl                                                   77(b)                2,353
ImClone Systems                                            172(b)                1,223
Immunomedics                                               523                   3,222
Incyte Genomics                                            333(b)                2,061
Inhale Therapeutic Systems                                 459(b)                3,443
InterMune                                                  133(b)                3,159
Invacare                                                   139                   4,650
Invitrogen                                                 122(b)                4,252
Isis Pharmaceuticals                                       266(b)                2,354
IVAX                                                       417(b)                5,630
Johnson & Johnson                                        7,872                 417,215
King Pharmaceuticals                                       639(b)               13,553
Laboratory Corp America Holdings                           320(b)               10,976
Lexicon Genetics                                           113(b)                  687
Lilly (Eli)                                              2,961                 172,981
Maxim Pharmaceuticals                                      134(b)                  429
Maxygen                                                     69(b)                  620
Medarex                                                    418(b)                3,419
Medicis Pharmaceutical Cl A                                 87(b)                3,647
MedImmune                                                  702(b)               20,877
Medtronic                                                3,189                 128,836
Mentor                                                      84                   2,673
Merck & Co                                               5,992                 297,202
Millennium Pharmaceuticals                                 942(b)               11,700
Mylan Laboratories                                         291                   9,440
Myriad Genetics                                             78(b)                1,803
Nanogen                                                     75(b)                  158
Neurocrine Biosciences                                     178(b)                6,534
NPS Pharmaceuticals                                        314(b)                6,836
Pfizer                                                  16,326                 528,145
Pharmaceutical Resources                                   158(b)                4,329
Pharmacia                                                3,417                 152,877
Pharmacopeia                                                63(b)                  427
Pharmacyclics                                               57(b)                  202
Priority Healthcare Cl B                                   162(b)                3,392
Protein Design Labs                                        591(b)                8,032
Quest Diagnostics                                          254(b)               15,339
Regeneron Pharmaceuticals                                  210(b)                3,612
ResMed                                                     146(b)                3,958
Respironics                                                181(b)                5,796
SangStat Medical                                            83(b)                1,612
Schering-Plough                                          3,810                  97,155
Scios                                                      259(b)                8,122
Sepracor                                                   188(b)                1,269
Sequenom                                                    61(b)                  143
SICOR                                                      444(b)                7,082
St. Jude Medical                                           458(b)               17,404
STERIS                                                     233(b)                4,867
Stryker                                                    474                  23,994
SuperGen                                                    82(b)                  417
Tanox                                                      122(b)                1,427
Techne                                                     124(b)                3,429
Thoratec                                                   299(b)                2,033
Titan Pharmaceuticals                                      123(b)                  232
Transkaryotic Therapies                                    189(b)                7,286
Triangle Pharmaceuticals                                   121(b)                  348
Trimeris                                                    77(b)                3,598
United Therapeutics                                         36(b)                  437
Vertex Pharmaceuticals                                     177(b)                3,494
Viasys Healthcare                                           61(b)                  894
VISX                                                       248(b)                2,021
Waters                                                     269(b)                6,109
Watson Pharmaceuticals                                     223(b)                4,699
Wyeth                                                    3,433                 136,977
Zimmer Holdings                                            450(b)               16,754
Total                                                                        3,096,399

Health care services (2.4%)
Abgenix                                                    446(b)                4,112
Accredo Health                                             199(b)                9,493
AdvancePCS                                                 330(b)                7,399
Aetna                                                      381                  16,642
Allscripts Healthcare Solutions                            105(b)                  329
AmeriPath                                                  197(b)                3,203
AmerisourceBergen                                          273                  18,288
Anthem                                                     251(b)               17,038

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Health care services (cont.)

Applera - Cerera Genomics Group                            259(b)           $    2,727
Apria Healthcare Group                                     158(b)                3,700
Beverly Enterprises                                        516(b)                1,636
BioMarin Pharmaceutical                                    125(b)                  556
Cardinal Health                                          1,184                  68,198
Caremark Rx                                                598(b)                9,389
Cerner                                                     119(b)                5,165
Charles River Laboratories Intl                            171(b)                6,515
Community Health Systems                                   225(b)                5,569
Covance                                                    206(b)                3,490
Coventry Health Care                                       256(b)                7,718
Cytyc                                                      396(b)                3,410
DaVita                                                     359(b)                8,472
Eclipsys                                                   132(b)                  859
Exelixis                                                   126(b)                  881
Express Scripts Cl A                                       179(b)                9,308
First Health Group                                         262(b)                6,587
Five Star Quality Care                                    9(b)                      19
Gene Logic                                                  68(b)                  599
Genesis Health Ventures                                    432(b)                6,960
Genta                                                      385(b)                3,230
Gentiva Health Services                                     48                     398
HCA                                                      1,340                  62,980
Health Management Associates Cl A                          561(b)               11,349
Health Net                                                 376(b)                8,415
Healthsouth                                                844(b)                8,651
Hillenbrand Inds                                           160                   8,650
Humana                                                     420(b)                5,170
Hyseq                                                       38(b)                   80
IMS Health                                                 626                   9,903
Kindred Healthcare                                         124(b)                4,190
LifePoint Hospitals                                        142(b)                4,835
Lincare Holdings                                           288(b)                9,037
Manor Care                                                 248(b)                5,454
McKesson                                                   757                  24,920
MedicaLogic/Medscape                                       126(b)                   28
Neoforma                                                    10(b)                   73
Omnicare                                                   278                   5,977
Orchid Biosciences                                         133(b)                  129
Orthodontic Centers of America                             196(b)                2,754
OSI Pharmaceuticals                                         94(b)                2,816
Oxford Health Plans                                        190(b)                8,174
PacifiCare Health Systems                                  216(b)                5,314
Patterson Dental                                           167(b)                7,730
Pediatrix Medical Group                                    162(b)                4,828
Pharmaceutical Product Development                         294(b)                6,776
PRAECIS Pharmaceuticals                                    135(b)                  473
Province Healthcare                                        258(b)                4,954
PSS World Medical                                          296(b)                1,598
Quintiles Transnational                                    267(b)                2,651
Renal Care Group                                           168(b)                5,443
Schein (Henry)                                             204(b)                8,764
Service Corp Intl                                        1,466(b)                3,299
Stewart Enterprises Cl A                                   398(b)                2,125
Tenet Healthcare                                         1,285(b)               61,230
Therasense                                                 275(b)                3,847
Triad Hospitals                                            169(b)                6,757
Trigon Healthcare                                          103(b)               10,476
United Surgical Partners Intl                              243(b)                6,981
UnitedHealth Group                                         821                  71,968
Universal Health Services Cl B                             164(b)                7,754
US Oncology                                                640(b)                4,685
Wellpoint Health Networks                                  430(b)               30,745
XOMA                                                       364(b)                1,710
Total                                                                          675,583

Household products (2.6%)
Alberto-Culver Cl B                                        171                   8,124
Avon Products                                              622                  28,774
Boyds Collection                                           158(b)                  991
Church & Dwight                                            241                   6,755
Clorox                                                     578                  22,253
Colgate-Palmolive                                        1,453                  74,612
Dial                                                       359                   7,187
Energizer Holdings                                         241(b)                6,471
Estee Lauder Cl A                                          271                   8,217
Gillette                                                 2,780                  91,407
Intl Flavors/Fragrances                                    165                   5,047
Kimberly-Clark                                           1,366                  83,394
Libbey                                                      70                   2,079
Nautilus Group                                             176(b)                5,255
Newell Rubbermaid                                          684                  20,575
Playtex Products                                            26(b)                  291
Procter & Gamble                                         3,414                 303,813
Scotts Cl A                                                156(b)                7,098
ServiceMaster                                              741                   9,040
Tupperware                                                 387                   6,714
Valence Technology                                         164(b)                  282
Viad                                                       151                   3,447
Water Pik Technologies                                      14(b)                  160
Yankee Candle                                              437(b)                9,583
Total                                                                          711,569

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
48 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Industrial equipment & services (1.1%)
AGCO                                                       173(b)           $    3,102
AMETEK                                                     107                   3,517
Astec Inds                                                  78(b)                1,025
Asyst Technologies                                          64(b)                  765
Blyth                                                      182                   5,431
Caterpillar                                                865                  38,665
Cintas                                                     428                  18,784
Cooper Inds Cl A                                           218                   6,789
Deere & Co                                                 574                  24,119
Donaldson                                                  197                   6,603
Fastenal                                                   146                   5,558
FEI                                                        245(b)                4,479
Flowserve                                                  127(b)                2,191
G & K Services Cl A                                         49                   1,478
Graco                                                      136                   3,400
Harsco                                                     196                   5,755
IDEX                                                        75                   2,336
Illinois Tool Works                                        781                  51,537
Ingersoll-Rand Cl A                                        423(c)               16,239
JLG Inds                                                   146                   1,314
Kadant                                                      25(b)                  356
Kaydon                                                      80                   1,713
Kennametal                                                 230                   7,461
Lincoln Electric Holdings                                   97                   2,242
Manitowoc                                                   66                   2,152
Milacron                                                   113                     858
Minerals Technologies                                      170                   6,350
Modine Mfg                                                  86                   2,021
NACCO Inds Cl A                                             31                   1,455
Nordson                                                     88                   2,121
Parker-Hannifin                                            253                  10,186
Regal Beloit                                                97                   1,809
Roper Inds                                                 217                   6,456
Tecumseh Products Cl A                                      45                   2,350
Teleflex                                                   212                  10,460
Terex                                                       67(b)                1,309
Thermo Electron                                            418(b)                7,098
Timken                                                     403                   8,044
Toro                                                       183                   9,150
Trinity Inds                                               296                   5,366
UNOVA                                                      157(b)                  760
Wabtec                                                     121                   1,514
WESCO Intl                                                 146(b)                  899
Total                                                                          295,217

Insurance (5.7%)
AFLAC                                                    1,359                  42,686
Alfa                                                       428                   5,354
Alleghany                                                   27                   5,130
Allstate                                                 1,828                  69,482
Ambac Financial Group                                      277                  17,459
American Intl Group                                      6,882                 439,896
American Natl Insurance                                     78                   6,669
AmerUs Group                                               140                   4,463
Aon                                                        621                  14,749
Berkley (WR)                                               135                   4,767
Berkshire Hathaway Cl A                                   3(b)                 204,900
Berkshire Hathaway Cl B                                     30(b)               68,610
Brown & Brown                                              240                   6,905
Chubb                                                      415                  26,929
CIGNA                                                      371                  33,390
Cincinnati Financial                                       420                  16,838
CNA Financial                                              552(b)               13,977
Commerce Group                                             162                   6,010
Conseco                                                  1,930(b)                1,351
Crawford Cl B                                              167                   1,294
Erie Indemnity Cl A                                        161                   7,165
Fidelity Natl Financial                                    225                   6,658
Gallagher (Arthur J)                                       156                   4,588
Great American Financial Resources                         410                   5,884
Hartford Financial Services Group                          628                  31,777
HCC Insurance Holdings                                     216                   4,871
Hilb, Rogal & Hamilton                                     180                   7,749
Hooper Holmes                                              154                     906
Horace Mann Educators                                      372                   6,343
Jefferson-Pilot                                            396                  17,206
John Hancock Financial Services                            753                  24,924
Leucadia Natl                                              303                  10,220
Liberty                                                    189                   6,360
Lincoln Natl                                               467                  17,134
Loews                                                      477                  22,629
Markel                                                      20(b)                4,050
Marsh & McLennan                                         1,408                  67,443
MBIA                                                       374                  18,547
Mercury General                                            129                   6,128
MetLife                                                  1,858                  52,377
MONY Group                                                 141                   4,291
Nationwide Financial Services Cl A                         203                   6,269
Odyssey Re Holdings                                        395                   5,814
Ohio Casualty                                              526(b)                9,899
Old Republic Intl                                          253                   7,964

See accompanying notes to investments in securities.

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49 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Insurance (cont.)
Philadelphia Consolidated Holding                          160(b)           $    6,437
Phoenix Companies                                          345                   5,468
PMI Group                                                  174                   6,180
Principal Financial Group                                  871(b)               25,006
ProAssurance                                                84(b)                1,432
Progressive                                                525                  26,854
Protective Life                                            192                   6,144
Prudential Financial                                     1,534(b)               50,607
Reinsurance Group of America                               142                   4,217
SAFECO                                                     303                   9,617
St. Paul Companies                                         546                  17,041
StanCorp Financial Group                                    93                   5,188
Torchmark                                                  287                  10,401
Transatlantic Holdings                                     120                   8,778
Travelers Property Casualty Cl A                           546(b)                8,900
UICI                                                       404(b)                6,828
Unitrin                                                    113                   3,895
UnumProvident                                              620                  12,685
White Mountains Insurance Group                             16                   5,440
Total                                                                        1,569,173

Leisure time & entertainment (2.0%)
Activision                                                 231(b)                6,634
ANC Rental                                                  91(b)                   18
AOL Time Warner                                         11,518(b)              132,456
Argosy Gaming                                              206(b)                5,078
Aztar                                                      184(b)                2,576
Bally Total Fitness Holdings                               148(b)                2,186
Blockbuster Cl A                                           221                   5,105
Boyd Gaming                                                110(b)                1,631
Brunswick                                                  186                   4,256
Callaway Golf                                              241                   3,791
Carnival                                                 1,477                  39,140
Cedar Fair LP                                              198                   4,524
Dover Downs
  Gaming & Entertainment                                    97                     963
Dover Motorsports                                          139                     598
Gaylord Entertainment                                      149(b)                2,998
GTECH Holdings                                             192(b)                3,830
Handleman                                                  142(b)                1,839
Harley-Davidson                                            763                  36,136
Harrah's Entertainment                                     283(b)               13,392
Hasbro                                                     303                   3,712
Hotels.com Cl A                                            115(b)                4,911
Intl Game Technology                                       208(b)               12,116
Intl Speedway Cl A                                          82                   3,050
Mandalay Resort Group                                      186(b)                5,275
Mattel                                                   1,087                  20,446
Metro-Goldwyn-Mayer                                        493(b)                5,300
MGM Mirage                                                 390(b)               13,650
Pinnacle Entertainment                                     118(b)                  956
Polaris Inds                                                78                   5,305
Regal Entertainment Group                                  270(b)                5,338
Royal Caribbean Cruises                                    392                   7,769
Six Flags                                                  252(b)                3,785
Speedway Motorsports                                       318(b)                7,537
SportsLine.com                                              77(b)                   77
Station Casinos                                            508(b)                6,706
Ticketmaster Cl B                                          354(b)                5,721
Vail Resorts                                                98(b)                1,681
Viacom Cl B                                              4,614(b)              179,576
Total                                                                          560,062

Media (2.9%)
4 Kids Entertainment                                        34(b)                  680
ACTV                                                       131(b)                  149
American Greetings Cl A                                    590                   9,481
Apollo Group Cl A                                          400(b)               15,700
Banta                                                       85                   2,798
Belo Cl A                                                  184                   4,020
Cablevision Systems NY Group Cl A                          277(b)                2,252
Catalina Marketing                                         282(b)                8,105
Clear Channel Communications                             1,532(b)               39,909
Comcast Cl A                                             2,380(b)               49,742
Cox Communications Cl A                                  1,491(b)               41,226
Cox Radio Cl A                                             337(b)                7,835
Cross Media Marketing                                       16(b)                   36
Disney (Walt)                                            5,306                  94,076
Donnelley (RH)                                             109(b)                2,611
Donnelley (RR) & Sons                                      198                   5,502
DoubleClick                                                708(b)                3,370
Dow Jones                                                  191                   7,869
Dun & Bradstreet                                           187(b)                6,049
eBay                                                       733(b)               41,847
Emmis Communications Cl A                                  294(b)                4,663
Entercom Communications Cl A                               108(b)                4,676
Entravision Communications Cl A                            500(b)                5,000
Fox Entertainment Group Cl A                               731(b)               14,583
Gannett                                                    698                  50,194
Gartner Cl B                                               468(b)                3,819
Getty Images                                               330(b)                5,436

See accompanying notes to investments in securities.

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50 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Media (cont.)
Grey Global Group                                            5              $    3,375
Harland (John H)                                           105                   2,550
Harte-Hanks                                                511                   9,898
Hearst-Argyle Television Cl A                              253(b)                5,948
Hispanic Broadcasting                                      488(b)               11,600
Hollinger Intl Cl A                                        585                   5,850
Insight Communications                                     254(b)                2,301
Interactive Data                                           435(b)                5,694
Interpublic Group of Companies                             923                  19,300
Journal Register                                           147(b)                2,678
Knight-Ridder                                              177                  10,717
Lamar Advertising                                          186(b)                5,874
Lee Enterprises                                            258                   8,579
Macrovision                                                324(b)                3,551
McClatchy Cl A                                             152                   8,466
McGraw-Hill Companies                                      508                  31,775
Media General Cl A                                         179                   9,090
Mediacom Communications                                    324(b)                1,782
Meredith                                                   151                   5,507
Moody's                                                    356                  17,658
New York Times Cl A                                        352                  15,928
Omnicom Group                                              468                  24,949
On Command                                                 113(b)                  130
Paxson Communications Cl A                                 168(b)                  395
Pegasus Communications                                     337(b)                  263
Pixar                                                      223(b)                9,810
Playboy Enterprises Cl B                                    86(b)                  907
Price Communications                                       311(b)                4,360
PRIMEDIA                                                   764(b)                  993
Radio One Cl A                                              44(b)                  662
Reader's Digest Assn Cl A                                  528                   8,818
Scholastic                                                 125(b)                4,874
Scripps (EW) Cl A                                          172                  13,106
Sinclair Broadcast Group Cl A                              190(b)                2,233
Sirius Satellite Radio                                     274(b)                  562
TiVo                                                        68(b)                  187
TMP Worldwide                                              239(b)                3,690
Tribune                                                    764                  30,484
UnitedGlobalCom Cl A                                       489(b)                  978
Univision Communications Cl A                              601(b)               17,183
USA Interactive                                            899(b)               19,822
Valassis Communications                                    261(b)                9,579
ValueVision Media Cl A                                      71(b)                1,069
Washington Post Cl B                                        21                  13,125
Westwood One                                               275(b)                8,731
Wiley (John) & Sons Cl A                                   262                   5,769
Wink Communications                                         90(b)                  266
Young Broadcasting Cl A                                     42(b)                  462
Zomax                                                      114(b)                  420
Total                                                                          803,576

Metals (0.7%)
AK Steel Holdings                                          257(b)                2,411
Alcoa                                                    2,205                  59,644
Allegheny Technologies                                     464                   4,440
Avery Dennison                                             289                  17,979
Bethlehem Steel                                            317(b)                   54
Carpenter Technology                                        86                   1,985
Cleveland-Cliffs                                             8                     195
Commercial Metals                                           62                   1,158
FreeMarkets                                                182(b)                1,229
Freeport-McMoRan
   Copper & Gold Cl B                                      394(b)                6,016
GrafTech Intl                                               93(b)                  739
Kaiser Aluminum                                            286(b)                   11
Martin Marietta Materials                                  220                   8,433
Meridian Gold                                              480(b)                6,782
Mueller Inds                                               200(b)                5,160
Newmont Mining                                           1,004                  24,498
Nucor                                                      171                   9,547
Phelps Dodge                                               170                   5,811
Pittston Brink's Group                                     369                   8,387
Reliance Steel & Aluminum                                   99                   2,455
Ryerson Tull                                                89                     850
Shaw Group                                                 166(b)                3,873
Steel Dynamics                                             134(b)                2,281
Stillwater Mining                                          188(b)                1,786
United States Steel                                        510                   8,492
Worthington Inds                                           255                   4,475
Total                                                                          188,691

Miscellaneous (0.3%)
24/7 Real Media                                             49(b)                   12
ABM Inds                                                   160                   2,640
Advanced Medical Optics                                     70(b)                  714
Agere Systems Cl A                                       4,366(b)                8,295
Alaska Communications
   Systems Holdings                                        748(b)                1,922
AMERIGROUP                                                 193(b)                4,927
Blue Martini Software                                      378(b)                  318
CacheFlow                                                  159(b)                   75
Capstone Turbine                                           413(b)                  524

See accompanying notes to investments in securities.

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51 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Miscellaneous (cont.)
Champion Enterprises                                       246(b)           $      989
Click Commerce                                             130(b)                   95
Cosine Communications                                      298(b)                  101
Crossroads Systems                                         132(b)                  110
Cumulus Media Cl A                                          68(b)                  907
CuraGen                                                    216(b)                1,406
Digex                                                       39(b)                    6
DigitalThink                                                70(b)                   79
Dobson Communications Cl A                                 311(b)                  215
Edwards Lifesciences                                       356(b)                8,665
Federal Signal                                             104                   2,176
FirePond                                                    53(b)                   16
Illumina                                                   128(b)                  570
Inet Technologies                                          169(b)                  710
Interdigital Communications                                228(b)                1,635
Internap Network Services                                  639(b)                  102
Intersil                                                   356(b)                7,757
InterTrust Technologies                                    360(b)                1,087
Intraware                                                   67(b)                   53
John Nuveen Cl A                                           242                   5,329
Kosan Biosciences                                          703(b)                4,759
Lante                                                       84(b)                   92
Marimba                                                     65(b)                   85
MCK Communications                                        4(b)                       4
MeadWestvaco                                               509                  13,533
NaviSite                                                   279(b)                   33
Numerical Technologies                                     159(b)                  601
Oplink Communications                                      362(b)                  326
Packeteer                                                   63(b)                  223
Philadelphia Suburban                                      250                   4,950
StarMedia Network                                          150(b)                    2
Sybron Dental Specialties                                  340(b)                4,457
Tenneco Automotive                                          53(b)                  423
Triton PCS Holdings Cl A                                   570(b)                1,197
Tularik                                                     14(b)                  112
ValueClick                                                 115(b)                  282
Vicinity                                                   103(b)                  209
ViroPharma                                                  41(b)                   63
West Pharmaceutical Services                                54                   1,410
WorldGate Communications                                    87(b)                  100
Total                                                                           84,296

Multi-industry conglomerates (6.3%)
3M                                                       1,020                 128,347
Actuant                                                     35(b)                1,304
Acuitiy Brands                                             472                   6,207
American Standard                                          164(b)               11,728
AMN Healthcare Services                                    232(b)                6,600
ARAMARK Cl B                                               254(b)                5,461
Arbitron                                                    45(b)                1,501
Baldor Electric                                            107                   2,340
Brady Cl A                                                  66                   1,815
Career Education                                           184(b)                8,122
CDI                                                         71(b)                2,012
Cendant                                                  2,859(b)               39,511
Century Business Services                                  188(b)                  579
ChoicePoint                                                217(b)                9,090
Corinthian Colleges                                        308(b)                9,717
Corporate Executive Board                                  309(b)                9,335
Crane                                                      261                   5,998
Danaher                                                    353                  21,904
DeVry                                                      164(b)                3,239
Diebold                                                    215                   7,325
Dover                                                      519                  15,233
Eastman Kodak                                              760                  23,393
Edison Schools                                             176(b)                  172
Education Management                                       176(b)                7,024
Electronics for Imaging                                    324(b)                5,032
Emerson Electric                                         1,078                  54,924
EnPro Inds                                                  53(b)                  296
Exult                                                      410(b)                1,189
Fisher Scientific Intl                                     290(b)                7,903
General Electric                                        26,172                 842,738
Grainger (WW)                                              220                  10,789
Honeywell Intl                                           2,084                  67,438
Hubbell Cl B                                               207                   6,332
IKON Office Solutions                                      579                   5,269
Imagistics Intl                                             43(b)                  731
Imation                                                    177(b)                5,388
ITT Educational Services                                   220(b)                3,465
ITT Inds                                                   205                  13,095
Kelly Services Cl A                                        315                   7,856
Korn/Ferry Intl                                             91(b)                  642
Lancaster Colony                                           168                   6,278
Mail-Well                                                  153(b)                  239
Manpower                                                   200                   7,532
MemberWorks                                                 60(b)                  900
Monsanto                                                   188                   2,858

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Multi-industry conglomerates (cont.)
MPS Group                                                  541(b)           $    2,867
Natl Service Inds                                           16                     143
NCO Group                                                   42(b)                  623
PDI                                                         39(b)                  534
Pentair                                                    197                   8,012
Pre-Paid Legal Services                                     56(b)                1,132
ProQuest                                                   216(b)                6,372
Robert Half Intl                                           396(b)                7,900
S&P Depositary Receipts                                  2,909                 266,174
SOURCECORP                                                  60(b)                1,270
Spherion                                                   129(b)                1,047
Student Advantage                                           16(b)                   25
Sylvan Learning Systems                                    372(b)                5,450
Symyx Technologies                                          88(b)                  792
Teledyne Technologies                                       42(b)                  653
Textron                                                    372                  14,657
Triarc Companies                                           102(b)                2,532
U.S. Inds                                                  140(b)                  339
Weight Watchers Intl                                       258(b)               11,262
Wesco Financial                                             18                   5,614
Xerox                                                    1,776(b)               12,343
YORK Intl                                                  265                   8,493
Zebra Technologies Cl A                                    137(b)                6,914
Total                                                                        1,743,999

Paper & packaging (0.5%)
AptarGroup                                                 262                   7,839
Ball                                                       172                   7,399
Bemis                                                      127                   6,104
Boise Cascade                                              203                   5,885
Bowater                                                    143                   6,519
Caraustar Inds                                              82                     890
Chesapeake                                                  32                     672
Crown Cork & Seal                                          787(b)                2,715
Glatfelter                                                 481                   7,143
Greif Bros Cl A                                            144                   3,604
Intl Paper                                               1,265                  50,372
Longview Fibre                                              65                     530
Owens-Illinois                                             499(b)                6,238
Pactiv                                                     356(b)                6,469
Rayonier                                                    90                   4,464
Sealed Air                                                 202(b)                2,931
Smurfit-Stone Container                                    551(b)                7,945
Sonoco Products                                            260                   6,318
Wausau-Mosinee Paper                                       420                   4,339
Total                                                                          138,376

Real estate investment trust (1.8%)
AMB Property                                               135                   3,989
Annaly Mortgage Management                                 391                   7,718
Apartment Investment &
   Management Cl A                                         235                  10,566
Archstone-Smith Trust                                      460                  11,684
Arden Realty                                               208                   5,404
AvalonBay Communities                                      161                   7,237
Boston Properties                                          182                   6,789
BRE Properties Cl A                                        275                   8,800
Camden Property Trust                                      192                   7,104
CarrAmerica Realty                                         130                   3,575
CBL & Associates Properties                                 87                   3,194
CenterPoint Properties                                     187                  10,925
Chateau Communities                                         79                   2,240
Chelsea Poperty Group                                      136                   4,600
Colonial Properties Trust                                   80                   2,876
Cousins Properties                                         317                   7,592
Crescent Real Estate Equities                              186                   3,184
Developers Diversified Realty                              476                  10,948
Duke Realty                                                303                   7,802
Equity Office Properties Trust                           1,087                  28,674
Equity Residential                                         668                  17,868
Essex Property Trust                                        61                   3,111
Federal Realty Investment Trust                            240                   6,552
FelCor Lodging Trust                                       266                   4,003
First Industrial Realty Trust                              277                   8,961
Gables Residential Trust                                    83                   2,416
General Growth Properties                                  163                   7,902
Glenborough Realty Trust                                   139                   2,788
Health Care                                                103                   3,039
Health Care Property Investors                             153                   6,703
Healthcare Realty Trust                                    338                  10,647
Highwoods Properties                                       374                   9,967
Home Properties of New York                                 73                   2,629
Hospitality Properties Trust                               215                   7,228
Host Marriott                                              612                   6,885
HRPT Properties Trust                                      923                   7,633
iStar Financial                                            185                   5,467
JDN Realty                                                 106                   1,277
Kilroy Realty                                              178                   4,320
Kimco Realty                                               228                   7,328
Koger Equity                                               131                   2,336
Liberty Property Trust                                     130                   4,180
Macerich                                                    99                   2,960
Mack-Cali Realty                                           223                   6,978
Manufactured Home Communities                               88                   2,974

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
53 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Real estate investment trust (cont.)

MeriStar Hospitality                                       309              $    4,249
Mid-America Apartment Communities                           87                   2,240
Mills                                                       74                   2,183
Nationwide Health Properties                               120                   2,218
New Plan Excel Realty Trust                                287                   5,617
Pan Pacific Retail Properties                              157                   5,424
Plum Creek Timber                                          433                  12,341
Post Properties                                            285                   8,396
Prentiss Properties Trust                                  323                   9,167
ProLogis                                                   499                  12,725
PS Business Parks                                           88                   3,098
Public Storage                                             287                  10,834
Realty Income                                              293                   9,903
Reckson Associates Realty                                  212                   4,846
Regency Centers                                            175                   5,513
Rouse                                                      221                   6,962
Shurgard Storage Centers Cl A                               84                   2,940
Simon Property Group                                       460                  16,554
SL Green Realty                                            104                   3,354
Starwood Hotels &
  Resorts Worldwide                                        507                  13,030
Summit Properties                                          108                   2,317
Sun Communities                                             63                   2,407
Taubman Centers                                            182                   2,697
Trizec Properties                                          393                   5,482
United Dominion Realty Trust                               403                   6,529
Ventas                                                     518                   6,734
Vornado Realty Trust                                       278                  12,107
Washington Real Estate Investment Trust                    130                   3,406
Weingarten Realty Investors                                152                   5,639
Total                                                                          489,965

Restaurants & lodging (1.0%)
21st Century Insurance Group                               386                   6,446
AFC Enterprises                                            190(b)                5,159
Applebee's Intl                                            243                   5,519
Bob Evans Farms                                            130                   3,556
Boca Resorts Cl A                                          199(b)                2,422
Brinker Intl                                               237(b)                7,726
CBRL Group                                                 144                   4,308
CEC Entertainment                                          213(b)                8,030
Cheesecake Factory (The)                                   168(b)                6,088
Choice Hotels Intl                                         241(b)                4,945
Darden Restaurants                                         441                  10,240
Extended Stay America                                      260(b)                3,640
Hilton Hotels                                              788                   9,629
Jack in the Box                                            293(b)                8,116
Krispy Kreme Doughnuts                                     174(b)                6,151
La Quinta                                                1,159(b)                6,664
Marriott Intl Cl A                                         596                  19,966
McDonald's                                               3,386                  83,804
Outback Steakhouse                                         189(b)                6,037
Papa John's Intl                                            47(b)                1,484
Park Place Entertainment                                   794(b)                7,289
Ruby Tuesday                                               210                   4,053
Sonic                                                      144(b)                4,044
Starbucks                                                  960(b)               18,845
Wendy's Intl                                               275                  10,117
Wyndham Intl Cl A                                          727(b)                  603
Yum! Brands                                                748(b)               23,113
Total                                                                          277,994

Retail (6.8%)
7-Eleven                                                   812(b)                6,309
99 Cents Only Stores                                       180(b)                4,388
Abercrombie & Fitch                                        265(b)                5,989
Albertson's                                                990                  27,898
Amazon.com                                                 983(b)               14,213
American Eagle Outfitters                                  156(b)                2,583
AnnTaylor Stores                                           342(b)                8,495
AutoNation                                                 729(b)                9,834
AutoZone                                                   281(b)               20,724
Barnes & Noble                                             279(b)                6,010
barnesandnoble.com Cl A                                    105(b)                   90
bebe stores                                                102(b)                1,775
Bed Bath & Beyond                                          706(b)               21,886
Best Buy                                                   796(b)               26,188
Big Lots                                                   353                   5,860
BJ's Wholesale Club                                        176(b)                6,186
Borders Group                                              270(b)                4,779
Casey's General Stores                                     158                   1,809
CDW Computer Centers                                       212(b)               10,134
Charming Shoppes                                           390(b)                2,839
Children's Place Retail Stores                              76(b)                1,441
Circuit City Stores-Circuit City Group                     446                   7,604
Claire's Stores                                            125                   2,250
Copart                                                     262(b)                3,485
Costco Wholesale                                         1,116(b)               38,915
CVS                                                      1,017                  29,086
Dillard's Cl A                                             429                  10,082
Dollar General                                             870                  14,929

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Retail (cont.)
Dollar Tree Stores                                         226(b)           $    7,050
Drugstore.com                                               66(b)                  170
Expedia Cl A                                               135(b)                6,564
Family Dollar Stores                                       387                  11,722
Federated Dept Stores                                      526(b)               19,783
Foot Locker                                                267(b)                2,964
Footstar                                                   140(b)                2,443
Fossil                                                     109(b)                2,010
Gap                                                      2,173                  26,402
Great Atlantic & Pacific Tea                               313(b)                3,847
Hanover Direct                                             889(b)                  178
Haverty Furniture Companies                                 78                   1,026
Hollywood Entertainment                                    478(b)                7,705
Home Depot                                               6,173                 190,622
K mart                                                   1,060(b)                  763
Kohl's                                                     859(b)               56,694
Kroger                                                   2,059(b)               40,109
Limited Brands                                           1,346                  24,188
Linens `N Things                                           303(b)                7,378
Longs Drug Stores                                          314                   7,674
Lowe's Companies                                         1,985                  75,132
May Dept Stores                                            722                  22,180
Men's Wearhouse                                            334(b)                6,827
Michaels Stores                                            214(b)                7,924
NBTY                                                       271(b)                4,149
Neiman Marcus Group Cl A                                   155(b)                4,387
Nordstrom                                                  345                   6,521
Office Depot                                               757(b)                9,826
OfficeMax                                                  432(b)                2,009
Overture Services                                          276(b)                6,307
Pacific Sunwear of California                              240(b)                4,435
Pathmark Stores                                            274(b)                4,505
Payless ShoeSource                                          76(b)                3,411
Penney (JC)                                                584                  10,278
Pep Boys - Manny, Moe & Jack                                 1                      14
Perrigo                                                    260(b)                3,006
PETsMART                                                   371(b)                5,357
Pier 1 Imports                                             337                   5,830
priceline.com                                            1,014(b)                1,876
PurchasePro.com                                             70(b)                   23
RadioShack                                                 391                  10,010
Regis                                                      363                   9,213
Rent-A-Center                                              112(b)                5,993
Rite Aid                                                 3,455(b)                7,463
Ross Stores                                                205                   7,720
Russ Berrie                                                101                   3,389
Safeway                                                  1,264(b)               35,164
Saks                                                       680(b)                7,235
SciQuest                                                    82(b)                   63
Sears, Roebuck & Co                                        803                  37,878
ShopKo Stores                                               78(b)                1,289
Sotheby's Holdings Cl A                                    464(b)                5,266
Stage Stores                                                49(b)                1,335
Stamps.com                                                 196(b)                  894
Staples                                                  1,163(b)               19,410
Talbots                                                    116                   3,403
Target                                                   2,378                  79,306
Tiffany                                                    317                   7,811
TJX Companies                                            1,420                  25,177
Too                                                         60(b)                1,501
Toys "R" Us                                                385(b)                5,190
Trans World Entertainment                                  170(b)                  961
Tuesday Morning                                            319(b)                4,842
United Stationers                                          300(b)                7,677
Value City Dept Stores                                     129(b)                  334
Wal-Mart Stores                                         11,629                 571,914
Walgreen                                                 2,615                  92,388
Webvan Group                                               312(b,d)                 --
Weis Markets                                               239                   8,688
Whole Foods Market                                         152(b)                6,668
Wild Oats Markets                                           75(b)                  838
Williams-Sonoma                                            318(b)                7,235
Winn-Dixie Stores                                          369                   5,812
Zale                                                       240(b)                7,224
Total                                                                        1,888,361

Textiles & apparel (0.4%)
Burlington Coat Factory Warehouse                            4                      74
Chico's FAS                                                390(b)                6,158
Coach                                                      268(b)                6,110
Columbia Sportswear                                        113(b)                3,949
Guess?                                                     174(b)                  974
Jones Apparel Group                                        262(b)                8,916
Kellwood                                                   295                   7,729
Kenneth Cole Productions Cl A                               84(b)                2,213
Liz Claiborne                                              190                   5,482
Nautica Enterprises                                        139(b)                1,649
Nike Cl B                                                  689                  33,961
Oakley                                                     317(b)                4,359
Polo Ralph Lauren Cl A                                     384(b)                7,703

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Textile & apparel (cont.)
Reebok Intl                                                224(b)           $    6,028
Russell                                                    135                   2,214
Timberland Cl A                                            104(b)                3,944
Unifi                                                      175(b)                1,391
VF                                                         274                  10,571
WestPoint Stevens                                          100(b)                  210
Wolverine World Wide                                       400                   5,660
Total                                                                          119,295

Transportation (1.5%)
AMERCO                                                      73(b)                  759
ArvinMeritor                                               198                   4,190
Atlas Air Worldwide Holdings                               205(b)                  769
Burlington Northern Santa Fe                               974                  28,655
C.H. Robinson Worldwide                                    144                   4,320
CNF                                                        159                   5,061
CSX                                                        546                  18,875
EGL                                                        203(b)                2,379
Expeditors Intl of Washington                              268                   7,906
FedEx                                                      742                  37,805
Florida East Coast Inds                                    155                   3,574
GATX                                                       118                   2,987
Heartland Express                                          258(b)                5,150
Hunt (JB) Transport Services                               147(b)                3,869
Norfolk Southern                                           971                  19,663
Overseas Shipbuilding Group                                180                   3,586
Ryder System                                               306                   8,008
Swift Transportation                                       473(b)                8,585
Union Pacific                                              646                  37,901
United Parcel Service Cl B                               2,923                 190,988
USFreightways                                               55                   1,796
Werner Enterprises                                         317                   6,102
Yellow Corp                                                119(b)                2,975
Total                                                                          405,903

Utilities -- electric (2.3%)
AES                                                      1,214(b)                2,489
Allegheny Energy                                           325                   6,841
Allete                                                     325                   7,641
Alliant Energy                                             122                   2,334
Ameren                                                     377                  16,475
American Electric Power                                    826                  27,184
American Water Works                                       235                  10,258
Aquila                                                     368                   2,642
Avista                                                     115                   1,409
Black Hills                                                112                   2,853
Calpine                                                    978(b)                4,861
CH Energy Group                                             52                   2,575
Cinergy                                                    436                  14,780
Cleco                                                      407                   6,089
CMS Energy                                                 286                   2,322
Conectiv                                                   392                   9,890
Consolidated Edison                                        535                  22,925
Constellation Energy Group                                 426                  11,873
Dominion Resources                                         726                  43,152
DPL                                                        247                   4,594
DQE                                                        382                   5,195
DTE Energy                                                 384                  15,729
Duke Energy                                              2,149                  54,777
Edison Intl                                                686(b)                8,987
Energy East                                                378                   7,874
Entergy                                                    557                  22,575
Exelon                                                     808                  39,632
FPL Group                                                  430                  24,360
Great Plains Energy                                        284                   5,723
Hawaiian Electric Inds                                     128                   5,481
Idacorp                                                    112                   2,858
MDU Resources Group                                        158                   3,564
Mirant                                                     988(b)                3,557
NewPower Holdings                                          667(b)                   13
NiSource SAILS                                             128(b)                  255
Northeast Utilities                                        369                   6,144
NSTAR                                                       98                   4,194
OGE Energy                                                 223                   4,458
Peabody Energy                                             247                   5,533
PG&E                                                       976(b)               13,566
Pinnacle West Capital                                      201                   6,834
Plug Power                                                 325(b)                1,791
PNM Resources                                              341                   6,803
Potomac Electric Power                                     184                   3,667
PPL                                                        317                  10,477
Progress Energy - CVO                                      153(b)                   46
Public Service Enterprise Group                            532                  18,381
Puget Energy                                               395                   8,287
Reliant Resources                                          251(b)                1,160
SCANA                                                      237                   7,027
Sempra Energy                                              488                  10,346
Sierra Pacific Resources                                   390                   2,441
Southern Co                                              1,782                  51,285
TECO Energy                                                311                   7,184

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
56 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Utilities -- electric (cont.)
Touch America Holdings                                     654(b)           $      641
TXU                                                        690                  29,760
UIL Holdings                                                41                   1,786
Westar Energy                                              370                   4,336
Wisconsin Energy                                           307                   7,776
WPS Resources                                              245                   8,918
Xcel Energy                                              1,047                   7,287
Total                                                                          633,895

Utilities -- gas (0.5%)
AGL Resources                                              399                   9,065
Dynegy Cl A                                                913                   2,191
El Paso                                                  1,510                  21,819
Equitable Resources                                        152                   5,197
KeySpan                                                    294                  10,261
Kinder Morgan                                              322                  13,407
Kinder Morgan Management LLC                               201                   5,537
Natl Fuel Gas                                              236                   4,562
New Jersey Resources                                        75                   2,265
NiSource                                                   445                   8,811
Northwest Natural Gas                                       77                   2,164
ONEOK                                                      424                   7,844
Peoples Energy                                             202                   7,092
Piedmont Natural Gas                                       210                   7,098
Pure Resources                                             281(b)                5,075
Questar                                                    134                   3,028
Southern Union                                             330(b)                4,620
Teppco Partners LP                                         280                   8,302
UGI                                                         88                   2,728
Vectren                                                    201                   4,764
Western Gas Resources                                      114                   3,565
WGL Holdings                                               298                   7,274
Williams Companies                                       1,286                   3,794
Total                                                                          150,463

Utilities -- telephone (2.4%)
Alamosa Holdings                                           347(b)                  340
Allegiance Telecom                                         604(b)                  743
ALLTEL                                                     765                  30,998
AT&T                                                     9,931                 101,098
BellSouth                                                4,948                 132,853
BroadWing                                                1,437(b)                2,917
CenturyTel                                                 323                   8,592
Choice One Communications                                  112(b)                   22
Citizens Communications                                    662(b)                3,628
Crown Castle Intl                                          461(b)                1,060
DSL.net                                                    274(b)                   74
Infonet Services Cl B                                      722(b)                1,870
ITC DeltaCom                                               296(b)                   24
Latitude Communications                                     69(b)                  110
Level 3 Communications                                   1,394(b)                9,842
Liberty Media Cl A                                       6,095(b)               47,907
McLeodUSA Cl A                                             161(b)                   81
McLeodUSA Cl A Escrow                                    2,746(b,d)                 --
Metromedia Fiber Network Cl A                            1,037(b)                   21
Mpower Holding                                             100(b)                    1
Network Plus                                               167(b,d)                 --
Nextel Communications Cl A                               1,969(b)               11,282
PanAmSat                                                   320(b)                7,264
Primus Telecommunications Group                             99(b)                   74
Qwest Communications Intl                                4,014(b)                5,138
RCN                                                        357(b)                  521
SBC Communications                                       8,830                 244,237
Sprint (FON Group)                                       2,188                  20,458
Sprint (PCS Group)                                       2,432(b)                9,971
TALK America Holdings                                      150(b)                  494
Telephone & Data Systems                                   128                   7,290
Teligent Cl A                                               21(b,d)                 --
United States Cellular                                     187(b)                4,881
Viatel                                                     208(b,d)                 --
West                                                       218(b)                3,924
Western Wireless Cl A                                      149(b)                  462
XO Communications Cl A                                     561(b)                   13
Total                                                                          658,190

Total common stocks
(Cost: $37,282,064)                                                         27,711,549

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP Total Stock Market Index Fund
Preferred stock & other (--%)
Issuer                                          Shares                Value(a)
Bank United
  Rights                                        60(b)                    $4
Corrections Corp of America
  12.00% Pay-in-kind Series B                    6                      135
Expedia
  Warrants                                      25(b)                   557
Focal Communications
  Warrants                                      19(b,d)                  --
Motient
  Warrants                                       4(b)                     1
Orbital Sciences
  Warrants                                      13(b)                    19
Sunbeam
  Warrants                                      83(b,d)                  --

Total preferred stock & other
(Cost: $4,386)                                                         $716

Total investments in securities
(Cost: $37,286,450)(e)                                          $27,712,265


Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of July 31, 2002, the value of foreign securities represented 0.2% of net assets.
(d)  Negligible market value.
(e) At July 31, 2002, the cost of securities for federal income tax purposes was approximately $ 37,286,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $  2,279,000
Unrealized depreciation                                             (11,853,000)
                                                                    -----------
Net unrealized depreciation                                        $ (9,574,000)
                                                                   ------------

--------------------------------------------------------------------------------
58 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


Investments in Securities
AXP International Equity Index Fund
July 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)
Common stocks (94.0%)
Issuer                                                  Shares                Value(a)
Australia (3.3%)
Banks and savings & loans (1.3%)
Australia & New Zealand
  Banking Group                                          3,904              $   38,119
Commonwealth Bank of Australia                           3,144                  53,337
Macquarie Bank                                             517                   6,812
Macquarie Infrastructure                                 4,923                   7,502
Natl Australia Bank                                      4,110                  74,759
Westfield Trust                                            133                     240
Westpac Banking                                          4,378                  36,338
Total                                                                          217,107

Beverages & tobacco (0.1%)
Coca-Cola Amatil                                         2,301                   7,890
Foster's Brewing Group                                   5,384                  13,216
Total                                                                           21,106

Building materials & construction (0.1%)
BHP Steel                                                1,863(b)                2,778
Boral                                                    1,202                   2,545
CSR                                                      2,208                   7,668
James Hardie Inds                                          868(b)                2,787
Leighton Holdings                                          558                   3,304
Transurban Group                                           955(b)                1,975
Total                                                                           21,057

Chemicals (--%)
Orica                                                      577                   2,830

Communications equipment & services (0.1%)
Telstra                                                  9,217                  24,129

Computer software & services (--%)
Computershare                                              997                     950

Electronics (--%)
ERG                                                      1,566                     243

Energy (--%)
Origin Energy                                            1,202                   2,185

Financial services (0.1%)
General Property Trust                                   3,512                   5,333
Lend Lease                                               1,072                   5,934
Suncorp-Metway                                             974                   6,615
Total                                                                           17,882

Food (--%)
Goodman Fielder                                          2,933                   2,618

Health care (--%)
CSL                                                        281                   4,359

Health care services (--%)
Mayne Nickless                                           1,528                   3,252

Industrial equipment & services (--%)
Brambles Inds                                            1,994                   8,747

Insurance (0.2%)
AMP                                                      2,794                  21,532
Insurance Australia Group                                3,660                   5,797
QBE Insurance Group                                      1,082                   3,993
Total                                                                           31,322

Leisure time & entertainment (--%)
Aristocrat Leisure                                         785                   2,320
TABCORP Holdings                                           649                   4,235
Total                                                                            6,555

Media (0.4%)
John Fairfax                                             1,942                   3,456
News Corp                                               10,281                  47,114
Total                                                                           50,570

Metals (0.5%)
Broken Hill Proprietary                                  9,319                  48,336
M.I.M. Holdings                                          3,659                   2,450
OneSteel                                                   909                     727
Rio Tinto                                                  818                  14,728
WMC                                                      2,441                  11,120

Total                                                                           77,361

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
59 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Australia (cont.)
Miscellaneous (0.1%)
Gandel Retail Trust                                      2,559              $    1,769
Mirvac Group                                             1,085                   2,415
Stockland Trust Group                                      860                   1,975
Woodside Petroleum                                       1,220                   8,818
Total                                                                           14,977

Multi-industry conglomerates (0.1%)
Pacific Dunlop                                             394                   1,426
Southcorp                                                1,317                   3,641
Wesfarmers                                                 760                  11,665
Total                                                                           16,732

Paper & packaging (--%)
Amcor                                                    1,454                   6,585
Paperlinx                                                  453                   1,220
Total                                                                            7,805

Retail (0.3%)
Coles Myer                                               2,701                   9,114
Westfield Holdings                                       1,100                   8,681
Westfield Trust                                          3,643                   6,642
Woolworths                                               2,610                  17,232
Total                                                                           41,669

Utilities -- gas (--%)
Australian Gas Light Co                                    784                   4,109
Santos                                                   1,191                   3,974
Total                                                                            8,083

Austria (0.2%)
Banks and savings & loans (0.1%)
Bayerische Hypo-und Vereinsbank                            410                   8,240

Building materials & construction (--%)
Wienerberger Baustoffindustrie                             162                   2,263

Communications equipment & services (--%)
Telekom Austria                                            366(b)                3,090

Industrial equipment & services (--%)
BWT                                                         30                     529

Miscellaneous (--%)
Flughafen Wien                                              27                     807

Multi-industry conglomerates (--%)
VA Technologie                                              35                     686

Paper & packaging (--%)
Mayr-Melnhof Karton                                         21                   1,314

Transportation (--%)
Austrian Airlines                                           65                     456

Utilities -- electric (0.1%)
Oesterreichiesche
  Elektrizitaetswirtschafts Cl A                           110                   8,466

Utilities -- gas (--%)
OMV                                                         60                   5,118

Belgium (1.1%)
Automotive & related (--%)
D'Ieteren                                                   13                   2,281

Banks and savings & loans (0.3%)
Fortis                                                   3,382                  56,435
KBC Bancassurance Holding                                  313                  11,569
Total                                                                           68,004

Beverages & tobacco (0.1%)
Interbrew                                                  397                  11,167

Chemicals (0.1%)
Solvay                                                     200                  13,824

Electronics (--%)
Barco                                                       28                   1,275

Food (0.1%)
Colruyt                                                     93                   4,194
Delhaize "Le Lion"                                         250                   9,510
Total                                                                           13,704

Health care (0.1%)
UCB                                                        304                  10,494

Leisure time & entertainment (--%)
Agfa Gevaert                                               325                   5,296

Metals (--%)
Union Miniere                                               58                   2,297

Miscellaneous (0.2%)
Dexia                                                    2,231                  28,545

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
60 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Belgium (cont.)
Multi-industry conglomerates (0.1%)
Groupe Bruxelles Lambert                                   330              $   13,362

Utilities -- electric (0.1%)
Electrabel                                                 104                  23,992

Wire & cable (--%)
Bekaert                                                     51                   2,406

Denmark (0.8%)
Banks and savings & loans (0.3%)
Danske Bank                                              1,960                  35,437
Nordic Baltic Holding                                    1,501                   6,458
Total                                                                           41,895

Beverages & tobacco (--%)
Carlsberg Cl B                                             100                   4,685

Electronics (--%)
Vestas Wind Systems                                        270                   6,343

Food (--%)
Danisco                                                    100                   3,425

Health care (0.2%)
Novo Nordisk Cl B                                        1,000                  23,557
Novozymes Cl B                                             175                   3,499
William Demant                                             200(b)                4,025
Total                                                                           31,081

Industrial equipment & services (--%)
FLS Inds Cl B                                              100                   1,121
NKT Holding                                                100                   1,076
Total                                                                            2,197

Insurance (--%)
Topdanmark                                                 100(b)                2,877

Miscellaneous (0.1%)
Group 4 Falck A/S                                          212                   6,183
ISS                                                        100(b)                4,316
Total                                                                           10,499

Transportation (0.1%)
A/S Dampskibsselskabet
  Svendborg Cl B                                             2                  18,001
D/S 1912 Cl B                                                1(b)                6,731
Total                                                                           24,732

Utilities -- telephone (0.1%)
Tele Danmark                                               500                  12,274

Finland (1.6%)
Building materials & construction (--%)
Uponor                                                     100                   1,784

Communications equipment & services (--%)
Sonera                                                   1,900                   7,861

Computers & office equipment (--%)
Tietoenator                                                200                   3,363

Electronics (1.2%)
Nokia                                                   15,278                 190,232

Health care (--%)
Instrumentarium                                            200                   4,141

Industrial equipment & services (--%)
Kone Cl B                                                  120                   3,365
Metso                                                      300                   3,412
Total                                                                            6,777

Insurance (--%)
Sampo Insurance Cl A                                     1,000                   6,657

Metals (--%)
Outokumpu                                                  500                   5,588
Rautaruukki                                                500                   2,108
Total                                                                            7,696

Paper & packaging (0.4%)
Stora Enso                                               2,225                  25,959
UPM-Kymmene                                                800                  26,118
Total                                                                           52,077

Retail (--%)
Kesko Cl B                                                 200                   1,961
Metra Cl B                                                 100                   1,652
Total                                                                            3,613

France (8.8%)
Aerospace & defense (0.2%)
Altran Tech                                                198                   3,242
European Aeronautic
  Defence & Space                                          864                  13,595

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
61 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
France (cont.)
Aerospace & defense (cont.)
Thomson CSF                                                205              $    7,859
Zodiac                                                     110                   2,400
Total                                                                           27,096

Airlines (--%)
Air France                                                 240                   3,499

Automotive & related (0.4%)
Michelin (CGDE) Cl B                                       300                  11,897
Peugeot Citroen                                            474                  22,939
Renault                                                    470                  21,565
Valeo                                                      180                   7,167
Total                                                                           63,568

Banks and savings & loans (0.9%)
BNP Paribas S.A                                          2,410                 110,769
Societe Generale Cl A                                      906                  50,631
Total                                                                          161,400

Beverages & tobacco (0.2%)
LVMH                                                       672                  29,714
Pernod-Ricard                                              125                  10,760
Total                                                                           40,474

Building materials & construction (0.6%)
Bouygues                                                   524                  12,047
Castorama Dubois Investissement                            217                  14,020
Compagnie de Sanit-Gobain                                  968                  28,927
Imerys                                                      34                   4,213
Lafarge                                                    375                  33,016
Technip                                                     34                   2,427
Vinci                                                      254                  14,817
Total                                                                          109,467

Chemicals (0.2%)
Air Liquide                                                309                  43,382

Communications equipment & services (0.1%)
Alcatel                                                  3,408                  17,909

Computer software & services (--%)
Business Objects                                           190(b)                3,664

Computers & office equipment (0.1%)
Cap Gemini                                                 298                  10,215
Dassault Systemes                                          122                   4,155
Societe BIC                                                120                   4,141
Total                                                                           18,511

Electronics (0.4%)
Sagem                                                       84                   5,131
Schneider Electric                                         623                  29,972
STMicroelectronics                                       1,782                  37,580
Total                                                                           72,683

Food (0.8%)
Carrefour                                                1,675                  72,915
Casino Guichard-Perrachon                                   85                   6,379
Groupe Danone                                              393                  46,005
Sodexho Alliance                                           340                   9,890
Total                                                                          135,189

Health care (0.4%)
L'Oreal                                                  1,031                  72,273

Health care services (1.3%)
Aventis                                                  2,063                 135,515
Sanofi-Synthelabo                                        1,228                  72,478
Total                                                                          207,993

Insurance (0.3%)
Axa                                                      4,280                  54,677

Leisure time & entertainment (--%)
Club Mediterranee                                           40(b)                1,173

Machinery (--%)
Alstom                                                     591                   5,464

Media (0.1%)
Societe Television Francaise 1                             389                   9,516
Thomson Multimedia                                         471(b)               11,050
Total                                                                           20,566

Metals (--%)
Pechiney Cl A                                              177                   7,280

Miscellaneous (0.4%)
Essilor Intl                                               230                   8,569
Publicis Groupe                                            321                   7,333

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
France (cont.)
Miscellaneous (cont.)
Suez                                                     2,493              $   54,143
Suez Lyonnaise des Eaux                                  1,000(b)                   10
Unibail                                                    102                   6,400
Total                                                                           76,455

Multi-industry conglomerates (0.4%)
Lagardere S.C.A                                            406                  16,822
Vivendi Universal                                        2,820                  44,955
Total                                                                           61,777

Restaurants & lodging (0.1%)
Accor                                                      586                  19,333

Retail (0.1%)
Pinault-Printemps-Redoute                                  205                  17,888

Transportation (--%)
Autoroutes du Sud de la France                             247(b)                6,248

Utilities -- gas (1.7%)
Total Fina Cl B                                          1,960                 283,440

Utilities -- telephone (0.1%)
France Telecom                                           1,232                  17,756

Germany (6.6%)
Automotive & related (1.0%)
Continental                                                300                   5,177
DaimlerChrysler                                          2,900                 124,704
Volkswagen                                                 900                  41,604
Total                                                                          171,485

Banks and savings & loans (0.7%)
Bayer                                                      700                  13,966
Deutsche Bank                                            1,750                  99,719
Marschollek, Lautenschlaeger
  und Partner                                               84                   1,548
Total                                                                          115,233

Building materials & construction (--%)
Buderus                                                    100                   2,064
Heidelberger Zement                                        100                   4,118
Heidelberger Zement                                         32(b,d)                 --
Total                                                                            6,182

Chemicals (0.7%)
BASF                                                     1,700                  65,002
Bayer                                                    2,200                  54,355
SGL Carbon                                                 100(b)                1,632
Total                                                                          120,989

Communications equipment & services (0.4%)
Deutsche Telekom                                         6,837                  77,890

Computers & office equipment (0.3%)
SAP                                                        635                  46,692

Electronics (0.1%)
Epcos                                                      142                   2,466
Infineon Technologies                                    1,120(b)               16,031
Total                                                                           18,497

Financial services (0.1%)
Deutsche Boerse                                          1,300                  20,550

Health care (--%)
Altana                                                     100                   5,049
Qiagen                                                     307(b)                2,113
Total                                                                            7,162

Health care services (0.3%)
Fresenius Medical Care                                     179                   6,062
Gehe                                                       233                   9,309
Merck                                                      100                   1,951
Schering                                                   600                  31,889
Total                                                                           49,211

Household products (0.1%)
Beiersdorf                                                 100                  10,294

Insurance (0.8%)
Allianz                                                    645                  91,883
Muenchener Rueckversicherungs-
  Gesellschaft                                             274                  52,438
Total                                                                          144,321

Miscellaneous (0.1%)
Thyssen Krupp                                            1,500                  19,427
WCM Beteiligungs & Grundbesitz                             533                   1,719
Total                                                                           21,146

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
63 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Germany (cont.)
Multi-industry conglomerates (1.4%)
Linde                                                      300              $   13,965
MAN                                                        300                   5,549
Preussag                                                   500                  10,638
Siemens                                                  2,600                 128,728
Veba                                                     1,900                  93,047
Total                                                                          251,927

Retail (0.2%)
Adidas-Salomon                                             100                   7,647
Douglas Holding                                            110                   2,400
Karstadtquelle                                             300                   6,883
Metro                                                      500                  12,255
Total                                                                           29,185

Soaps & cosmetics (0.1%)
Henkel                                                     192                  11,769

Transportation (0.1%)
Deutsche Post                                            1,306                  12,932

Utilities -- electric (0.2%)
RWE                                                      1,201                  39,870

Greece (0.4%)
Banks and savings & loans (0.3%)
Alpha Bank                                                 620                   8,157
Bank of Piraeus                                            520                   3,406
Commercial Bank of Greece                                  300                   6,141
EFG Eurobank Ergasias                                      600                   8,012
Natl Bank of Greece                                        820                  15,082
Total                                                                           40,798

Beverages & tobacco (--%)
Coca-Cola Hellenic Bottling                                420                   6,893

Communications equipment & services (0.1%)
Hellenic Telecommunications
  Organization                                           1,140                  15,849

Hong Kong (1.8%)
Airlines (--%)
Cathay Pacific Airways                                   3,000                   4,654

Banks and savings & loans (0.2%)
Bank of East Asia                                        3,200                   6,175
Hang Seng Bank                                           2,500                  27,645
Total                                                                           33,820

Computer software & services (--%)
PCCW                                                    34,355(b)                7,224

Electronics (--%)
ASM Pacific Technology                                   1,000                   2,083
Johnson Electric Holdings                                5,000                   5,289
Total                                                                            7,372

Leisure time & entertainment (--%)
Shangri-La Asia                                          4,000                   2,846

Media (--%)
Oriental Press Group                                       800                     115
SCMP Group                                               4,000                   1,885
Television Broadcasts                                    1,000                   3,333
Total                                                                            5,333

Miscellaneous (0.7%)
Cheung Kong                                              5,000                  39,585
Henderson Land Development                               2,000                   7,923
Hong Kong E&C                                            4,000                   5,795
Hysan Development                                        2,029                   1,873
Li & Fung                                                8,000                   9,590
New World Development                                    5,000                   3,622
Sino Land                                                8,099                   2,778
Sun Hung Kai Properties                                  4,000                  30,001
Wharf                                                    6,000                  12,654
Total                                                                          113,821

Multi-industry conglomerates (0.5%)
Hutchison Whampoa                                        6,900                  50,425
Swire Pacific Cl A                                       4,000                  18,052
Total                                                                           68,477

Retail (--%)
Esprit Holdings                                          3,040                   5,398
Giordano Intl                                            4,000                   2,013
Total                                                                            7,411

Utilities -- electric (0.3%)
CLP Holdings                                             6,600                  25,893
Hongkong Electric Holdings                               4,500                  16,876
Total                                                                           42,769

Utilities -- gas (0.1%)
Hong Kong & China Gas                                   15,851                  20,526

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Ireland (0.7%)
Airlines (--%)
Ryanair Holding                                          1,548(b)           $    5,788

Banks and savings & loans (0.5%)
Allied Irish Banks                                       2,712                  32,572
Bank of Ireland                                          3,264                  37,121
Total                                                                           69,693

Building materials & construction (0.2%)
CRH                                                      1,695                  25,343

Computer software & services (--%)
IONA Technologies                                           55(b)                  108

Financial services (--%)
Irish Life & Permanent                                     684                   8,349

Food (--%)
Kerry Group Cl A                                           406                   5,493

Media (--%)
Independent News & Media                                 1,216                   1,967

Miscellaneous (--%)
Elan                                                     1,030(b)                2,020

Multi-industry conglomerates (--%)
DCC                                                        189                   1,794

Paper & packaging (--%)
Jefferson Smurfit Group                                  2,555                   7,340

Retail (--%)
Waterford Wedgwood                                       1,594                     813

Italy (3.8%)
Airlines (--%)
Alitalia                                                 4,000(b)                1,447

Automotive & related (0.1%)
Fiat                                                     1,000                  10,245
Pirelli                                                  5,000                   4,971
Total                                                                           15,216

Banks and savings & loans (0.7%)
Banc Nazionale del Lavoro                                2,672(b)                3,681
Banca Intesa                                            13,963                  30,349
Banca Monte dei Paschi di Siena                          2,500                   7,035
Banca Popolare di Milano                                   680(b)                2,740
Capitalia                                                4,759                   6,625
Fineco                                                   5,099(b)                2,585
San Paolo-IMI                                            3,400                  26,034
UniCredito Italiano                                     10,000                  38,726
Total                                                                          117,775

Broker dealers (0.1%)
Mediobanca                                               1,750                  14,241

Building materials & construction (--%)
Italcementi                                                520                   4,833

Chemicals (--%)
Snia                                                     1,300(b)                2,613

Communications equipment & services (0.3%)
Sirti                                                      500                     522
Telecom Italia Mobile                                   12,250                  54,887
Tiscali                                                    204(b)                1,188
Total                                                                           56,597

Food (--%)
La Rinascente                                            1,000                   3,186
Parmalot Finanziaria                                     1,300                   3,378
Total                                                                            6,564

Health care services (--%)
Luxottica Group                                            400                   6,086

Insurance (0.5%)
Alleanza Assicurazioni                                   1,000                   7,559
Assicurazioni Generali                                   3,530                  68,767
Riunione Adriatica di Sicurta                            1,150                  12,865
Total                                                                           89,191

Media (0.1%)
Gruppo Editoriale L'Espresso                               833                   3,079
Mediaset                                                 1,900                  14,120
Mondadori (Arnoldo) Editore                                500                   3,044
Seat Pagine Gialle                                       8,793(b)                5,940
Total                                                                           26,183

Restaurants & lodging (0.1%)
Autogrill                                                1,000(b)                9,755

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
65 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Italy (cont.)
Retail (--%)
Bulgari                                                  1,000              $    4,706

Textiles & apparel (--%)
Benetton Group                                             400                   4,247

Transportation (0.2%)
Autostrade-Concessioni e
  Costruzioni Autostrade                                 3,448                  27,990

Utilities -- electric (0.2%)
Enel                                                     6,876                  32,696

Utilities -- gas (0.9%)
ENI                                                      9,100                 137,486
Italgas                                                  1,000                   9,500
Total                                                                          146,986

Utilities -- telephone (0.6%)
Telecom Italia                                          13,000                  97,512

Japan (22.4%)
Airlines (--%)
Japan Airlines                                           2,000(b)                5,344

Automotive & related (2.2%)
Autobacs Seven                                             100                   3,190
Bridgestone                                              2,000                  28,224
Denso                                                    1,500                  23,460
Honda Motor                                              2,000                  83,169
Koyo Seiko                                               1,000                   4,568
NGK Spark Plug                                           1,000                   7,156
Nissan Motor                                             7,000                  48,983
Toyota Inds                                                400                   6,046
Toyota Motor                                             7,400                 177,035
Total                                                                          381,831

Banks and savings & loans (1.5%)
77 Bank                                                  1,000                   3,591
Ashikaga Bank                                            1,000(b)                1,111
Bank of Fukuoka                                          2,000                   8,350
Bank of Yokohama                                         3,000                  12,576
Chiba Bank                                               2,000                   6,647
Gunma Bank                                               1,000                   4,317
Hokuriku Bank                                            2,000(b)                2,472
Joyo Bank                                                2,000                   5,294
Mitsubishi Tokyo Financial Group                            11                  74,584
Mitsui Trust Holdings                                    2,900                   6,902
Mizuho Holdings                                             17                  40,315
Shizuoka Bank                                            2,000                  12,692
Sumitomo Bank                                           12,000                  63,529
Sumitomo Trust & Banking                                 3,000                  14,179
Total                                                                          256,559

Beverages & tobacco (0.2%)
Asahi Breweries                                          1,000                   8,309
Japan Tobacco                                                2                  13,043
Kirin Brewery                                            2,000                  13,193
Sapporo Breweries                                        1,000                   2,505
Takara Shuzo                                             1,000                   6,288
Total                                                                           43,338

Building materials & construction (0.6%)
Asahi Glass                                              3,000                  18,288
Daiwa House Inds                                         2,000                  12,208
Kajima                                                   2,000                   5,945
Matsushita Electric Works                                1,000                   6,171
Nippon Sheet Glass                                       1,000                   2,939
Nishimatsu Construction                                  1,000                   3,006
Obayashi                                                 2,000                   5,428
Okumura                                                  1,000                   3,207
Sekisui House                                            2,000                  15,281
Shimizu                                                  2,000                   6,730
Sumitomo Osaka Cement                                    1,000                   1,428
Taiheiyo Cement                                          2,000                   3,774
Taisei                                                   2,000                   4,175
Toda                                                     1,000                   1,820
Tostem                                                   1,000                  15,707
Total                                                                          106,107

Chemicals (0.8%)
Asahi Chemical Inds                                      4,000                  12,024
Daicel Chemicals Inds                                    1,000                   2,948
Dainippon Ink & Chemicals                                2,000                   3,824
Denki Kagaku Kogyo
  Kabushiki Kaisha                                       1,000                   2,714
Ishihara Sangyo Kaisha                                   1,000(b)                1,470
Kaneka                                                   1,000                   6,288
Mitsubishi Chemical                                      5,000                   9,853
Mitsubishi Gas Chemical                                  1,000                   1,687

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Japan (cont.)
Chemicals (cont.)
Mitsui Chemicals                                         2,000              $    9,386
Nippon Shokubai                                          1,000                   4,885
Nitto Denko                                                400                  11,423
Sekisui Chemical                                         1,000                   3,232
Shin-Etsu Chemical                                       1,200                  41,685
Showa Denko K.K                                          2,000(b)                3,006
Sumitomo Chemical                                        4,000                  15,999
Tosoh                                                    1,000                   3,073
Ube Inds                                                 2,000(b)                2,839
Total                                                                          136,336

Communications equipment & services (0.5%)
Matsushita Communication Industrial                        300                  10,697
Nippon Telegraph & Telephone                                17                  69,557
Yamaha                                                   1,000                   9,219
Total                                                                           89,473

Computer software & services (0.2%)
TDK                                                        400                  18,036
Trend Micro                                                500(b)               12,525
Total                                                                           30,561

Computers & office equipment (1.1%)
Canon                                                    3,000                 101,706
CSK                                                        200                   6,213
Fuji Soft ABC                                              100                   3,632
Fujitsu                                                  5,000                  29,101
Konami                                                     300                   6,062
Meitec                                                     100                   2,989
RICOH                                                    2,000                  32,733
Softbank                                                   900                  10,146
Trans Cosmos                                               100                   2,088
Total                                                                          194,670

Consumer finance -- personal loans (0.2%)
ACOM                                                       230                  13,867
Takefuji                                                   230                  15,326
Total                                                                           29,193

Electronics (3.7%)
Advantest                                                  200                  10,221
Casio Computer                                           1,000                   6,012
Fanuc                                                      300                  13,152
Hirose Electric                                            100                   7,590
Hitachi                                                  9,000                  51,855
Kyocera                                                    500                  33,735
Mabuchi Motor                                              100                   9,311
Matsushita Electric                                      6,000                  74,500
Minebea                                                  1,000                   5,361
Mitsubishi Electric                                      6,000(b)               22,947
Murata Mfg                                                 700                  36,533
NEC                                                      5,000                  29,852
NGK Insulators                                           1,000                   7,348
Omron                                                    1,000                  14,413
Rohm                                                       300                  39,280
Sanyo Electric                                           5,000                  21,001
Sharp                                                    3,000                  36,725
Sony                                                     2,700                 121,972
Tohoku Electric Power                                    1,300                  18,020
Tokyo Electron                                             500                  25,594
Toshiba                                                  8,000(b)               30,061
Yamada Denki                                               100                   6,931
Yokogawa Electric                                        1,000                   7,307
Total                                                                          629,721

Energy (--%)
Cosmo Oil                                                1,000                   1,545
Financial services (0.9%)
Aiful                                                      150                   9,544
Credit Saison                                              400                   9,386
Daiwa Securities Group                                   4,000                  21,477
Nikko Cordial                                            4,000                  16,901
Nomura Securities                                        6,000                  80,213
Orix                                                       220                  15,193
Promise                                                    300                  13,778
Total                                                                          166,492

Food (0.4%)
Ajinomoto                                                2,000                  20,375
Katokichi                                                  100                   1,599
Kikkoman                                                 1,000                   6,388
Meiji Milk Products                                      1,000                   2,680
Meiji Seika Kaisha                                       1,000                   3,298
Nichirei                                                 1,000                   3,098
Nippon Meat Packers                                      1,000                  12,108
Nisshin Flour Milling                                    1,000                   7,432
Nissin Food Products                                       300                   5,962
Snow Brand Milk Products                                 1,000                     969
Yamazaki Baking                                          1,000                   5,327
Total                                                                           69,236

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
67 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Japan (cont.)
Health care (--%)
Kanebo                                                   1,000(b)           $    1,687
Terumo                                                     500                   6,242
Total                                                                            7,929

Health care services (1.5%)
Banyu Pharmaceutical                                       400                   4,429
Chugai Pharmaceutical                                    1,000                   9,594
Daiichi Pharmaceutical                                   1,000                  16,625
Eisai                                                      700                  16,863
Fujisawa Pharmaceutical                                  1,000                  21,044
Kyowa Hakko Kogyo                                        1,000                   5,152
Sankyo                                                   1,000                  12,859
Shionogi                                                 1,000                  10,070
Taisho Pharmaceutical                                    1,000                  15,281
Takeda Chemical Inds                                     3,000                 124,754
Yamanouchi Pharmaceutical                                1,000                  25,052
Total                                                                          261,723

Household products (0.4%)
Kao                                                      2,000                  45,092
Shiseido                                                 1,000                  12,976
Toto                                                     1,000                   4,401
Total                                                                           62,469

Industrial equipment & services (0.8%)
Amada                                                    1,000                   4,760
Ebara                                                    1,000                   4,492
Fuji Machine Mfg                                           100                   1,369
Hitachi Zosen                                            2,000(b)                1,035
Ishikawajima-Harima Heavy Inds                           3,000(b)                4,209
Japan Energy                                             2,000                   2,789
JGC                                                      1,000                   6,513
Kinden                                                   1,000                   4,467
Komatsu                                                  2,000                   6,647
Kubota                                                   4,000                  12,125
Marubeni                                                 3,000                   3,181
Mitsubishi Heavy Inds                                    9,000(b)               24,125
Mitsui Engineering & Shipbuilding                        2,000(b)                2,255
Nidec                                                      100                   5,845
Nippon Mitsubishi Oil                                    4,000                  17,870
Nkk .                                                    9,000(b)                8,192
SMC                                                        200                  20,475
Sumitomo Heavy Inds                                      1,000(b)                  977
THK                                                        300                   5,110
Total                                                                          136,436

Industrial transportation (0.7%)
Central Japan Railway                                        3                  18,062
East Japan Railway                                          10                  46,761
Kamigumi                                                 1,000                   4,100
Nippon Express                                           3,000                  15,031
Tobu Railway                                             2,000(b)                5,361
Tokyu                                                    3,000                  11,423
Yamato Transport                                         1,000                  17,619
Total                                                                          118,357

Insurance (0.4%)
Millea Holding                                            4(b)                  31,397
Mitsui Marine & Fire Insurance                           4,180                  20,035
Yasuda Fire And Marine Insurance                         2,000                  11,941
Total                                                                           63,373

Leisure time & entertainment (0.3%)
Namco                                                      100                   1,655
Nintendo                                                   300                  37,577
Oriental Land                                              100                   6,998
Sega Enterprises                                           300(b)                6,563
Toho                                                       400                   4,452
Total                                                                           57,245

Media (0.2%)
Asatsu-Dk                                                  100                   1,975
Dai Nippon Printing                                      2,000                  22,679
Fuji Television Network                                      1                   5,737
Total                                                                           30,391

Metals (0.3%)
Kawasaki Steel                                           7,000                   8,476
Mitsubishi Materials                                     3,000                   5,035
Mitsui Mining & Smelting                                 1,000                   2,973
Nippon Steel                                            17,000                  24,557
NSK                                                      1,000                   3,566
NTN                                                      1,000                   3,616
Sumitomo Metal Inds                                      2,000                   8,617
Sumitomo Metal Mining                                    8,000(b)                3,474
Total                                                                           60,314

Miscellaneous (2.4%)
Benesse                                                    300                   5,286
Daito Trust Construction                                   300                   5,987
Daiwa Bank Holdings                                     12,000(b)                9,119
Fuji Photo Film                                          1,000                  30,980

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Japan (cont.)
Miscellaneous (cont.)
Hoya                                                       300              $   19,039
Itochu                                                   4,000                  12,191
JSR                                                      1,000                   7,515
Konica                                                   1,000                   6,046
Mitsubishi                                               3,000                  18,563
Mitsubishi Estate                                        3,000                  23,924
Mitsui Fudosan                                           2,000                  15,648
Nikon                                                    1,000(b)                9,260
Nippon Suisan Kaisha                                     1,000                   1,603
NTT Data                                                     4                  15,832
NTT DoCoMo                                                  55(b)              122,624
Olympus Optical                                          1,000                  13,219
PIONEER                                                    500(b)                8,559
Sanrio                                                     200                   1,587
Secom                                                      500                  23,882
Shimano                                                    300                   4,309
Sumitomo                                                 2,000                  10,772
TonenGeneral Sekiyu                                      1,000                   5,870
Toppan Printing                                          2,000                  17,552
UFJ Holdings                                                10(b)               24,633
World                                                      150                   4,058
Total                                                                          418,058

Multi-industry conglomerates (0.2%)
Kawasaki Heavy Inds                                      3,000(b)                3,407
Keyence                                                    100                  18,763
Mitsui                                                   4,000                  21,644
Total                                                                           43,814

Paper & packaging (0.2%)
Mitsubishi Paper Mills                                   1,000(b)                1,253
Nippon Unipac Holding                                        3                  15,806
Oji Paper                                                3,000                  14,604
Uni-Charm                                                  200                   7,148
Total                                                                           38,811

Real estate investment trust (--%)
Sumitomo Realty & Development                            1,000                   6,213

Restaurants & lodging (--%)
Skylark                                                    300                   6,651

Retail (1.0%)
Aoyamma Trading                                            200                   2,240
Citizen Watch                                            1,000                   6,680
Daiei                                                    1,000(b)                1,854
Daimaru                                                  1,000                   4,175
FamilyMart                                                 200                   4,476
Hankyu Dept Store                                        1,000                   6,973
Isetan                                                   1,000                   8,876
Ito-Yokado                                               1,000                  46,011
Jusco                                                    1,000                  27,639
Lawson                                                     200                   5,595
Marui                                                    1,000                  11,515
Mitsukoshi                                               1,000                   2,889
Seiyu                                                    1,000(b)                3,014
Seven-Eleven                                             1,000                  37,576
Shimachu                                                   100                   1,716
Shimamura                                                  100                   7,315
Takashimaya                                              1,000                   5,553
Total                                                                          184,097

Textiles & apparel (0.2%)
Gunze                                                    1,000                   4,267
Kuraray                                                  1,000                   6,714
Mitsubishi Rayon                                         2,000                   5,929
Nisshinbo Inds                                           1,000                   4,659
Teijin                                                   2,000                   6,864
Toray Inds                                               4,000                  10,154
Toyobo                                                   2,000                   3,140
Total                                                                           41,727

Transportation (0.3%)
Kawasaki Kisen Kaisha                                    1,000                   1,328
Keihin Electric Express Railway                          1,000                   4,568
Keio Electric Railway                                    1,000                   5,010
Kinki Nippon Railway                                     4,120(b)               12,384
Mitsui O.S.K. Lines                                      2,000                   4,092
Nippon Yusen Kabushiki Kaisha                            3,000                   9,645
West Japan Railway                                           3                  11,473
Total                                                                           48,500

Utilities -- electric (0.9%)
Chubu Electric Power                                     2,000                  36,073
Kansai Electric Power                                    2,100                  32,213
Kyushu Electric Power                                    1,200                  17,435
Tokyo Electric Power                                     3,800                  77,265
Total                                                                          162,986

 See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
69 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Japan (cont.)
Utilities -- gas (0.2%)
Osaka Gas                                                6,000              $   14,079
Showa Shell Sekiyu                                       1,000                   5,436
Teikoku Oil                                              1,000                   3,708
Tokyo Gas                                                7,000                  18,119
Total                                                                           41,342

Wire & cable (0.1%)
Fujikura                                                 1,000                   3,298
Furukawa Electric                                        2,000                   6,196
Sumitomo Electric Inds                                   2,000                  12,626
Total                                                                           22,120

Luxembourg (0.1%)
Metals
Arcelor                                                    957(b)               12,104

Netherlands (5.7%)
Airlines (--%)
KLM                                                        131                   1,516

Banks and savings & loans (0.4%)
ABN AMRO Holding                                         4,422                  62,864

Beverages & tobacco (0.2%)
Heineken                                                   865                  35,407

Chemicals (0.2%)
Akzo Nobel                                                 863                  30,620

Communications equipment & services (0.2%)
KPN                                                      5,728                  26,844

Computer software & services (--%)
Getronics                                                  808(b)                1,141

Computers & office equipment (--%)
Oce                                                        197                   2,194

Electronics (0.6%)
ASM Lithography Holding                                  1,326(b)               16,250
Koninklijke (Royal) Philips
  Electronics                                            4,188                  94,849
Total                                                                          111,099

Food (0.9%)
Koninklijke Ahold                                        2,524                  42,216
Koninklijke Numico                                         468                   8,695
Unilever                                                 1,878                 106,239
Total                                                                          157,150

Insurance (0.9%)
Aegon                                                    2,942                  40,901
ING Groep                                                5,564                 120,557
Total                                                                          161,458

Media (0.3%)
Elsevier                                                 1,847                  22,726
VNU                                                        704                  15,951
Wolters Kluwer                                             865                  13,221
Total                                                                           51,898

Miscellaneous (--%)
Buhrmann                                                   232                   1,660
Vedior                                                     233                   2,671
Total                                                                            4,331

Multi-industry conglomerates (--%)
Hagemeyer                                                  253                   2,572

Retail (--%)
Royal Vendex KBB                                           231                   2,208

Transportation (0.1%)
IHC Caland                                                  65                   3,409
TNT Post Group                                           1,147                  21,232
Total                                                                           24,641

Utilities -- gas (1.9%)
Royal Dutch Petroleum                                    6,986                 319,173

New Zealand (0.1%)
Communications equipment & services (0.1%)
Telecom Corp of New Zealand                              3,018                   6,665

Miscellaneous (--%)
Auckland Intl Airport                                      691                   1,360
Rubicon                                                    565(b)                  191
Total                                                                            1,551

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
70 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
New Zealand (cont.)
Paper & packaging (--%)
Carter Holt Harvey                                       4,053              $    3,497

Retail (--%)
Warehouse Group                                            474                   1,562

Utilities -- electric (--%)
Contact Energy                                           1,411                   2,514

Norway (0.6%)
Airlines (--%)
SAS                                                        135(b)                  886

Banks and savings & loans (0.2%)
DNB Holding                                              3,100                  15,666
Gjensidige NOR Sparebank                                   164                   5,317
Total                                                                           20,983

Communications equipment & services (--%)
Telenor                                                  1,186                   4,203

Computers & office equipment (--%)
Merkantildata                                              300(b)                  150

Energy (0.2%)
Skogindustrier                                             537                  22,203
Smedvig Cl A                                               270                   1,719
Total                                                                           23,922

Energy equipment & services (--%)
Petroleum Geo-Services                                     200(b)                  138

Industrial equipment & services (--%)
Kvaerner                                                   673(b)                  561

Insurance (--%)
Storebrand                                                 600(b)                2,245

Media (--%)
Schibsted                                                  200                   2,179

Metals (--%)
Elkem                                                      135                   3,012

Miscellaneous (0.1%)
Statoil                                                  1,702                  14,075
Tomra Systems                                              400                   3,255
Total                                                                           17,330

Multi-industry conglomerates (0.1%)
Orkla                                                      835                  14,523

Paper & packaging (--%)
Norske Skotindustrier                                      250                   3,938

Transportation (--%)
Bergesen d.y. Cl A                                         135                   2,729
Bergesen d.y. Cl B                                          35                     625
Total                                                                            3,354

Portugal (0.5%)
Banks and savings & loans (0.1%)
Banco Comercial Portugues                                5,594                  16,234
Banco Espirito Santo                                       733                   8,099
Total                                                                           24,333

Building materials & construction (--%)
Cimpor-Cimentos de Portugal                                148                   2,634

Financial services (--%)
BPI                                                      1,720                   3,963

Food (--%)
Jeronimo Martins                                           200(b)                1,247

Miscellaneous (0.1%)
Brisa-Auto Estradas de Portugal                          1,750                   8,836

Retail (--%)
Sonae                                                    5,779(b)                2,946

Utilities -- electric (0.1%)
EDP-Electricidade de Portugal                            8,755                  15,365

Utilities -- telephone (0.2%)
Portugal Telecom                                         4,139                  25,159

Singapore (1.0%)
Airlines (0.1%)
Singapore Airlines                                       3,000                  21,281

Automotive & related (--%)
Cycle & Carriage                                         1,006                   2,489

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
71 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Singapore (cont.)
Banks and savings & loans (0.5%)
DBS Group Holdings                                       4,000              $   27,240
Oversea-Chinese Banking                                  4,000                  25,878
United Overseas Bank                                     3,112                  22,782
Total                                                                           75,900

Beverages & tobacco (--%)
Fraser & Neave                                             900                   3,984

Communications equipment & services (0.1%)
Singapore Telecommunications                            15,000                  11,747

Electronics (0.1%)
Chartered Semiconductor Mfg                              3,000(b)                4,971
Venture Mfg                                              1,000                   6,697
Total                                                                           11,668

Health care services (--%)
Parkway Holdings                                         2,000                     959

Industrial equipment & services (--%)
Singapore Technologies Engineering                       7,000                   7,548

Leisure time & entertainment (--%)
Hotel Properties                                         1,000                     624

Media (0.1%)
Singapore Press Holdings                                 1,000                  10,499

Miscellaneous (0.1%)
Capitaland                                               6,000(b)                5,210
City Developments                                        2,000                   6,639
First Capital                                            1,000                     536
United Overseas Land                                     1,000                     999
Wing Tai Holdings                                        2,000                     846
Total                                                                           14,230

Multi-industry conglomerates (--%)
Keppel                                                   2,000                   5,062
Sembcorp Inds                                            4,000                   3,178
Total                                                                            8,240

Transportation (--%)
Comfort Group                                            1,500                     638
Neptune Orient Lines                                     3,000(b)                1,439
Total                                                                            2,077

Spain (3.0%)
Banks and savings & loans (1.1%)
Banco Bilbao Vizcaya Argentaria                          9,860                  93,286
Banco Santander Central Hispano                         13,324                  82,036
Corporacion Mapfre                                         426                   2,882
Total                                                                          178,204

Beverages & tobacco (0.1%)
Altadis                                                    864                  17,111

Building materials & construction (0.1%)
ACS, Actividades de
Construccion y Servicios                                   129                   3,907
Acesa Infraestructuras                                     686                   7,600
Fomento de Construcciones y
  Contractas                                               283                   6,298
Grupo Dragados                                             405                   6,572
Total                                                                           24,377

Communications equipment & services (0.8%)
Telefonica                                              14,247                 125,713

Computer software & services (--%)
Terra Networks                                             575(b)                3,433

Food (--%)
Azucarera Ebro Agricolas                                    51                     525

Health care (--%)
Zeltia                                                     483                   3,253

Metals (--%)
Acerinox                                                   138                   5,649

Miscellaneous (--%)
Metrovacesa                                                128                   2,510
Puleva Biotech                                              34                     108
Vallehermoso                                               304                   2,474
Total                                                                            5,092

Multi-industry conglomerates (0.3%)
Aguas de Barcelona                                         331                   3,252
Repsol-YPF                                               3,602                  43,825
Total                                                                           47,077

Restaurants & lodging (--%)
Sol Melia                                                  404                   2,365

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
72 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Spain (cont.)
Retail (0.1%)
Industria de Diseno Textil                                 632              $   12,393
TelePizza                                                  505(b)                  495
Total                                                                           12,888

Utilities -- electric (0.4%)
Endesa                                                   3,103                  34,560
Iberdrola                                                2,660                  31,712
Union Electrica Fenosa                                     717                   9,392
Total                                                                           75,664

Utilities -- gas (0.1%)
Gas Natural SDG Cl E                                     1,054                  17,929

Sweden (1.6%)
Automotive & related (0.1%)
Volvo Cl A                                                 300                   5,238
Volvo Cl B                                                 700                  12,846
Total                                                                           18,084

Banks and savings & loans (0.5%)
Nordic Baltic Holding                                    4,699                  20,756
Skandinaviska Enskilda Banker Cl A                       1,720                  15,376
Svenska Handelsbanken Cl A                               1,900                  25,578
Svenska Handelsbanken Cl B                                 100                   1,299
Total                                                                           63,009

Beverages & tobacco (--%)
Swedish Match                                              743                   5,626

Building materials & construction (--%)
Skanskia Forsakrings                                     1,200                   7,131

Communications equipment & services (0.3%)
Ericsson (LM) Cl B                                      23,500(b)               23,726
NetCom Cl B                                                350(b)                6,718
Telia                                                    4,400                  12,263
Total                                                                           42,707

Computer software & services (--%)
WM-Data Cl B                                             1,000                   1,630

Financial services (--%)
OM Gruppen                                                 200                   1,188

Furniture & appliances (0.1%)
Electrolux Series B                                        800                  14,766

Health care (--%)
Gambro Cl A                                                500                   2,619
Gambro Cl B                                                200                   1,062
Total                                                                            3,681

Industrial equipment & services (0.1%)
Atlas Copco Cl A                                           300                   6,342
Atlas Copco Cl B                                           100                   2,077
Sandvik                                                    600                  13,756
Total                                                                           22,175

Insurance (--%)
Skandia Forsakrings                                      3,000                   8,266

Media (--%)
Modern Times Group Cl B                                    159(b)                1,505

Metals (0.1%)
Assa Abloy Cl B                                            800                   9,255
SAPA                                                       100                   1,819
SKF Cl A                                                   100                   2,603
SKF Cl B                                                   100                   2,619
SSAB Svenskt Stal Series A                                 200                   2,261
Total                                                                           18,557

Miscellaneous (0.1%)
Diligentia                                                 200(b,d)               --
Drott Cl B                                                 300                   3,202
Securitas Cl B                                           1,000                  17,511
Total                                                                           20,713

Multi-industry conglomerates (--%)
Trelleborg Cl B                                            200                   1,862

Paper & packaging (0.1%)
Billerud                                                    92                     847
Svenska Cellulosa Cl B                                     500                  16,721
Total                                                                           17,568

Retail (0.2%)
Hennes & Mauritz Cl B                                    1,375                  25,234

Switzerland (8.1%)
Banks and savings & loans (1.5%)
Credit Suisse Group                                      3,450(b)               82,648
UBS                                                      4,016(b)              176,967
Total                                                                          259,615

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
73 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Switzerland (cont.)
Building materials & construction (0.1%)
Holcim Cl B                                                100(b)           $   19,232

Chemicals (0.3%)
Ciba Specialty Chemicals                                   214                  14,802
Clariant                                                   211                   4,030
Lonza Group                                                200                  12,889
Syngenta                                                   347                  17,702
Total                                                                           49,423

Communications equipment & services (0.2%)
Ascom Holding Cl R                                          56(b)                  283
Kudelski                                                   116(b)                3,014
Swisscom                                                    86                  25,042
Total                                                                           28,339

Computers & office equipment (--%)
Logitech International                                     127(b)                5,228

Electronics (0.1%)
ABB                                                      3,640(b)               19,455
Unaxis Holding                                              32(b)                3,174
Total                                                                           22,629

Food (1.6%)
Nestle                                                   1,285(b)              276,185

Health care (3.2%)
Givaudan                                                    22                   8,833
Novartis                                                 8,883(b)              361,764
Roche Holding                                            2,073(b)              147,585
Roche Holding                                              357                  39,509
Synthes - Stratec                                            7                   3,755
Total                                                                          561,446

Industrial equipment & services (--%)
Fischer (Georg)                                             10                   1,687
Sulzer                                                      10(b)                1,910
Sulzer Medica                                               20(b)                2,483
Total                                                                            6,080

Insurance (0.2%)
Zurich Financial Services                                  272                  29,735

Leisure time & entertainment (--%)
Kuoni Reisen                                                16(b)                3,531

Media (--%)
PubliGroupe                                               6(b)                   1,122

Miscellaneous (0.6%)
Adecco                                                     391(b)               17,784
Serono                                                      23(b)               12,029
SGS Societe Generale de
  Surveillance Holding                                      10(b)                2,821
Swiss Re                                                   953(b)               79,744
Total                                                                          112,378

Retail (0.3%)
Compagnie Financiere Richemont                           1,694(b)               31,208
Swatch Group                                               500(b)               15,470
Valora Holding                                              10                   1,923
Total                                                                           48,601

United Kingdom (25.0%)
Aerospace & defense (0.3%)
BAE Systems                                              9,001                  41,903
Rolls-Royce                                              4,279                   9,776
Serco Group                                              1,306                   3,366
Total                                                                           55,045

Airlines (--%)
British Airways                                          2,538                   6,344

Automotive & related (--%)
GKN                                                      1,674                   7,054

Banks and savings & loans (5.4%)
Barclays                                                19,584                 149,606
HBOS                                                    11,016                 123,907
HSBC Holdings                                           27,532                 316,128
Lloyds TSB Group                                        16,383                 163,671
Royal Bank of Scotland Group                             8,010                 210,223
Total                                                                          963,535

Beverages & tobacco (1.6%)
British American Tobacco                                 5,655                  63,518
Cadbury Schweppes                                        6,056                  41,958
Diageo                                                   9,522                 115,433
Imperial Tobacco Group                                   2,152                  32,946
Scottish & Newcastle                                     2,295                  20,723
Total                                                                          274,578

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
74 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
United Kingdom (cont.)
Building materials & construction (0.4%)
AMEC                                                       478              $    2,315
Balfour Beatty                                             935                   2,790
Barratt Developments                                       509                   2,831
Berkeley Group (The)                                       276                   2,544
BPB                                                      1,459                   6,496
Hanson                                                   1,845                  11,299
Kingfisher                                                3592                  10,858
Pilkington                                               2,433                   2,965
RMC Group                                                  569                   4,729
Taylor Woodrow                                             879                   2,115
Wimpey (George)                                            813                   3,143
Wolseley                                                 1,725                  15,440
Total                                                                           67,525

Chemicals (0.2%)
BOC Group                                                1,364                  19,113
Imperial Chemical Inds                                   2,816                  13,220
Total                                                                           32,333

Communications equipment & services (2.5%)
BT Group                                                25,539                  80,393
BTG                                                        246(b)                  907
Cable & Wireless                                         6,694                  18,144
Natl Grid Group                                          4,884                  33,705
Spirent                                                  2,418                   2,833
Vodafone AirTouch                                      200,584                 303,952
Total                                                                          439,934

Computer software & services (0.1%)
CMG                                                      1,419                   1,652
Logica                                                   1,051                   3,349
Misys                                                    1,305                   4,811
Sage Group (The)                                         3,029                   6,318
Thus Group                                               2,675                     428
Total                                                                           16,558

Electronics (0.1%)
ARM Holdings                                             2,222(b)                5,120
Chubb                                                    1,717                   3,541
Electrocomponents                                        1,019                   4,999
FKI                                                      1,243                   2,136
Invensys                                                 8,574                   9,007
Marconi                                                  6,498(b)                  356
Total                                                                           25,159

Energy (2.9%)
BP                                                      66,055                 512,862

Financial services (0.3%)
Amvescap                                                 2,024                  15,303
Close Brothers Group                                       432                   3,054
Man Group                                                  716                  11,868
Provident Financial                                        573                   5,210
Schroders                                                  699                   5,951
Securicor                                                1,939                   2,666
Total                                                                           44,052

Food (0.7%)
Compass Group                                            6,585                  32,456
Safeway                                                  3,123                  11,624
Tate & Lyle                                                996                   4,901
Unilever                                                 8,105                  71,222
Uniq                                                       263                     572
Total                                                                          120,775

Health care (0.1%)
Smith & Nephew                                           2,150                  11,285

Health care services (3.2%)
Amersham                                                 2,071                  17,503
AstraZeneca                                              5,130                 183,523
GlaxoSmithKline                                         18,091                 351,295
SSL Intl                                                   402                   1,853
Total                                                                          554,174

Industrial equipment & services (0.1%)
BBA Group                                                  966                   3,577
Smiths Group                                             1,631                  19,746
Total                                                                           23,323

Insurance (0.7%)
Aviva                                                    6,274                  41,655
Legal & General Group                                   13,721                  25,025
Prudential                                               5,591                  42,930
Royal & Sun Alliance Group                               4,262                  11,452
Total                                                                          121,062

Leisure time & entertainment (0.4%)
Carlton Communications                                   1,453                   4,086
EMI Group                                                1,800                   6,207
Hilton Group                                             4,416                  13,590
MyTravel Group                                           1,124                   2,564

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
75 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
United Kingdom (cont.)
Leisure time & entertainment (cont.)
P & O Pricess Cruises                                    2,082              $   14,246
Rank Group                                               1,688                   6,223
Six Continents                                           2,376                  22,753
Total                                                                           69,669

Media (0.8%)
Aegis Group                                              3,308                   4,147
British Sky Broadcasting Group                           3,797(b)               35,530
Daily Mail & General Trust Cl A                            906                   7,784
Pearson                                                  2,130                  20,464
Reed Elsevier                                            3,489                  29,978
Reuters Group                                            3,710                  15,823
United Business Media                                      999                   4,807
WPP Group                                                3,406                  25,806
Total                                                                          144,339

Metals (0.3%)
Corus Group                                              7,377(b)                6,915
Rio Tinto                                                2,964                  50,934
Total                                                                           57,849

Miscellaneous (1.1%)
3i Group                                                 1,710                  15,641
AWG                                                        594                   4,487
BHP Billiton                                             6,918                  32,745
British Land                                             1,218                  10,427
Canary Wharf Group                                       1,609(b)               10,570
Capita Group                                             1,500                   6,866
Celltech Group                                             615(b)                3,843
De La Rue                                                  418                   1,943
Granada                                                  6,738                  10,026
Great Portland Estates                                     494                   1,802
Hammerson                                                  629                   5,493
Kelda Group                                              1,174                   7,024
Kidde                                                    1,717                   1,824
Land Securities                                          1,561                  19,997
Reckitt Benckiser                                        1,591                  27,092
Severn Trent                                             1,019                   9,902
Slough Estates                                             897                   4,582
United Utilities                                         1,301                  11,727
Total                                                                          185,991

Multi-industry conglomerates (0.2%)
Hays                                                     4,052                   8,134
IMI                                                        764                   3,378
Johnson Matthey                                            476                   6,566
Novar                                                    1,018                   2,075
Rentokil Initial                                         5,118                  18,570
Total                                                                           38,723

Paper & packaging (0.1%)
Bunzl                                                      992                   6,974
Rexam                                                      862                   5,548
Total                                                                           12,522

Restaurants & lodging (--%)
Whitbread                                                  878                   7,132

Retail (1.2%)
Boots                                                    2,526                  22,138
Dixons Group                                             5,004                  12,762
GUS                                                      2,778                  21,113
Kingfisher Plc New                                       3,592(b)               10,381
Marks & Spencer Group                                    6,227                  33,075
Next                                                       980                  13,220
Sainsbury (J)                                            4,514                  22,495
Signet Group                                             5,047                   6,406
Tesco                                                   20,614                  70,444
Total                                                                          212,034

Transportation (0.3%)
Associated British Ports Holdings                          979                   6,041
BAA                                                      2,917                  22,761
Brambles Inds                                            1,877                   7,419
Exel                                                       698                   8,211
FirstGroup                                               1,259                   4,681
Peninsular & Oriental
  Steam Navigation                                       1,520                   5,082
Railtrack Group                                          1,198(d)                   --
Stagecoach Group                                         3,754                   2,067
Total                                                                           56,262

Utilities -- electric (0.3%)
Intl Power                                               2,704(b)                4,995
Scottish & Southern Energy                               2,540                  25,594
ScottishPower                                            4,978                  27,218
Total                                                                           57,807

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
76 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
United Kingdom (cont.)
Utilities -- gas (1.7%)
BG Group                                                10,406              $   43,120
Centrica                                                12,454                  31,616
Lattice Group                                            9,686                  24,891
Shell Transport & Trading                               28,710                 195,549
Total                                                                          295,176

United States (--%)
Metals
Newmont Mining                                           1,448                   3,531

Total common stocks
(Cost: $24,447,435)                                                         17,071,286

Preferred stocks & other (0.1%)
Issuer                                                  Shares                Value(a)

Denmark (--%)
Porsche                                                     12(b)                5,243

France (--%)
Casino Cl B
Warrants                                                    15(b)                   33
                                                            --                      --
Germany (0.1%)
Dyckerhoff                                                 128(b)                1,586
Hugo Boss                                                  149(b)                1,562
ProSieben Sat.1 Media                                      357(b)                3,045
RWE                                                        200(b)                5,471
Volkswagen                                                 200(b)                6,593
Total                                                                           18,257

Hong Kong (--%)
QPL Intl Holdings
  Warrants                                                 200(b)                    5

Italy (--%)
Fiat                                                       210(b)                1,324

United Kingdom (--%)
TI Automotive Cl A                                       1,190(b,d)                 --

Total preferred stocks & other
(Cost: $40,114)                                                                $24,862


Bond (--%)

Issuer                            Coupon      Principal       Value(a)
                                   rate        amount
Australia
AMP
(Australian Dollar)
   12-20-49                         5.95%         3,600          1,783

Total bond
(Cost: $2,604)                                                   1,783


Short-term security (2.6%)
Issuer                            Rate        Shares          Value(a)
Investment Company
Bank of New York
   Cash Reserve Fund                2.56%       465,466(c)    $465,466

Total short-term security
(Cost: $465,466)                                              $465,466

Total investments in securities
(Cost: $24,955,619)(e)                                     $17,563,397

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
77 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP International Equity Index Fund
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated
(b)  Non-income producing.
(c) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):
     Type of security                                     Contracts
     Purchase contracts
     CAC 40                                                       4
     FTSE 100                                                    10
     Nikkei 300                                                   2
     OMX 100                                                      5
     SPI 200                                                      5
(d)  Negligible market value.
(e)  At July 31, 2002,  the cost of securities  for federal  income tax purposes
     was   approximately   $24,956,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:
     Unrealized appreciation                            $   584,000
     Unrealized depreciation                             (7,977,000)
                                                         ----------
     Net unrealized depreciation                        $(7,393,000)
                                                        -----------

--------------------------------------------------------------------------------
78 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


Investments in Securities
AXP Nasdaq 100 Index Fund
July 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)
Common stocks (97.8%)
Issuer                                                  Shares                Value(a)
Automotive & related (0.7%)
PACCAR                                                   3,193              $  122,452

Chemicals (0.5%)
Sigma-Aldrich                                            1,730                  82,902
Communications equipment & services (6.0%)
ADC Telecommunications                                  24,454(b)               44,017
Broadcom Cl A                                            4,378(b)               82,131
CIENA                                                   12,581(b)               50,701
EchoStar Communications Cl A                             6,137(b)              100,094
Ericsson (LM) ADR Cl B                                  22,481(c)               21,582
JDS Uniphase                                            35,266(b)               89,223
QUALCOMM                                                22,835(b)              627,507
RF Micro Devices                                         4,691(b)               31,242
Tellabs                                                  5,761(b)               33,011
Total                                                                        1,079,508

Computer software & services (23.0%)
Adobe Systems                                            5,738                 137,482
Brocade Communications Systems                           5,842(b)              109,538
Check Point Software Technologies                        5,901(b,c)             99,019
Electronic Arts                                          3,420(b)              205,816
i2 Technologies                                         11,279(b)                9,587
Intuit                                                   6,557(b)              288,377
Microsoft                                               45,849(b)            2,198,459
Oracle                                                  56,324(b)              563,747
PeopleSoft                                              10,793(b)              194,058
VeriSign                                                 5,483(b)               35,091
VERITAS Software                                        10,290(b,d)            173,181
Yahoo!                                                   7,071(b)               93,125
Total                                                                        4,107,480

Computers & office equipment (17.5%)
Apple Computer                                          12,204(b)              186,233
BEA Systems                                              9,256(b)               51,371
Cisco Systems                                           64,303(b)              848,157
Citrix Systems                                           5,320(b)               29,313
Compuware                                                5,666(b)               21,021
Comverse Technology                                      4,773(b)               37,993
Concord EFS                                             14,166(b)              276,237
Dell Computer                                           23,478(b)              585,307
Fiserv                                                   5,884(b)              202,468
Gemstar-TV Guide Intl                                   10,697(b)               40,328
Juniper Networks                                         5,951(b)               47,608
Mercury Interactive                                      2,192(b)               56,159
Network Appliance                                        8,587(b)               72,646
NVIDIA                                                   4,041(b)               44,734
QLogic                                                   2,331(b)               94,988
Rational Software                                        4,997(b)               33,580
Sanmina-SCI                                             13,763(b)               56,015
Siebel Systems                                          13,647(b)              128,282
Sun Microsystems                                        34,738(b)              136,173
Symantec                                                 3,658(b)              122,689
Synopsys                                                 1,725(b)               73,778
Total                                                                        3,145,080

Electronics (17.8%)
Altera                                                  13,293(b)              157,256
Applied Materials                                       20,928(b)              311,199
Applied Micro Circuits                                   8,586(b)               39,581
Atmel                                                    8,626(b)               27,086
Conexant Systems                                         7,021(b)               14,253
Flextronics Intl                                        13,693(b,c)            108,449
Integrated Device Technology                             2,440(b)               31,232
Intel                                                   57,576               1,081,852
KLA-Tencor                                               5,637(b)              222,041
Linear Technology                                       10,435                 282,580
Maxim Integrated Products                               11,132(b)              391,624
Microchip Technology                                     4,104(b)               90,370
Molex                                                    2,403                  70,120
Novellus Systems                                         3,641(b)               98,271
PMC-Sierra                                               4,513(b)               43,099
Vitesse Semiconductor                                    5,352(b)               12,952
Xilinx                                                  10,949(b)              210,111
Total                                                                        3,192,076

Financial services (1.3%)
Paychex                                                  8,753                 230,291

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
79 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Nasdaq 100 Index Fund
Common stocks (continued)
Issuer                                                  Shares                Value(a)
Health care (13.0%)
Amgen                                                   14,698(b)           $  670,816
Andrx Group                                              1,708(b)               37,901
Biogen                                                   4,490(b)              161,505
Biomet                                                   8,876                 230,155
Cephalon                                                 1,241(b)               59,568
Chiron                                                   6,538(b)              220,592
Genzyme-General Division                                 6,596(b)              150,257
Gilead Sciences                                          4,721(b)              143,849
Human Genome Sciences                                    3,144(b)               54,486
ICOS                                                     1,442(b)               35,270
IDEC Pharmaceuticals                                     4,070(b)              181,481
ImClone Systems                                          1,851(b)               13,161
Invitrogen                                               1,228(b)               42,796
MedImmune                                                6,584(b)              195,808
Millennium Pharmaceuticals                               7,603(b)               94,429
Protein Design Labs                                      2,099(b)               28,525
Sepracor                                                 2,081(b)               14,047
Total                                                                        2,334,646

Health care services (1.2%)
Abgenix                                                  2,036(b)               18,772
Cytyc                                                    3,182(b)               27,397
Express Scripts Cl A                                     1,752(b)               91,104
Lincare Holdings                                         2,551(b)               80,050
Total                                                                          217,323

Indexes (1.6%)
Nasdaq-100 Index Tracking                               12,270(b)              293,008

Industrial equipment & services (1.2%)
Cintas                                                   5,014                 220,059

Media (5.6%)
Apollo Group Cl A                                        4,301(b)              168,814
Charter Communications Cl A                              7,525(b)               27,090
Comcast Cl A                                            11,051(b)              230,966
eBay                                                     5,140(b)              293,442
TMP Worldwide                                            2,940(b)               45,394
USA Interactive                                         10,776(b)              237,600
Total                                                                        1,003,306

Paper & packaging (0.5%)
Smurfit-Stone Container                                  5,894(b)               84,991

Restaurants & lodging (1.4%)
Starbucks                                               13,204(b)              259,195

Retail (5.1%)
Amazon.com                                               6,127(b)               88,590
Bed Bath & Beyond                                        9,657(b)              299,368
CDW Computer Centers                                     2,201(b)              105,208
Costco Wholesale                                         5,883(b)              205,140
Dollar Tree Stores                                       2,689(b)               83,887
Staples                                                  7,725(b)              128,930
Total                                                                          911,123

Utilities -- telephone (1.4%)
Nextel Communications Cl A                              24,688(b)              141,462
PanAmSat                                                 4,971(b)              112,842
Total                                                                          254,304

Total common stocks
(Cost: $44,823,508)                                                        $17,537,744
                                                                           -----------

Short-term security (1.7%)
Issuer                                  Annualized          Amount            Value(a)
                                       yield on date      payable at
                                        of purchase        maturity
U.S. government agency
Federal Natl Mtge Assn Disc Nt
      08-21-02                         1.71%              $300,000            $299,701

Total short-term security
(Cost: $299,715)                                                              $299,701

Total investments in securities
(Cost: $45,123,223)(e)                                                     $17,837,445


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
80 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP Nasdaq 100 Index Fund
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. As of July 31, 2002, the value of foreign securities represented 1.3% of net assets.
(d) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                        Contracts
     Purchase contracts
     Nasdaq 100, July 2002                                         22

(e)  At July 31, 2002,  the cost of securities  for federal  income tax purposes
     was   approximately   $45,123,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                              $    362,000
     Unrealized depreciation                               (27,648,000)
                                                           -----------
     Net unrealized depreciation                          $(27,286,000)
                                                          ------------

--------------------------------------------------------------------------------
81 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


Financial Statements
Statements of assets and liabilities
AXP Market Advantage Series, Inc.
                                                                         AXP            AXP            AXP
                                                                     S&P 500        Mid Cap          Total
                                                                       Index          Index   Stock Market
July 31, 2002 (Unaudited)                                               Fund           Fund     Index Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $327,706,576, $31,103,612
   and $37,286,450)                                             $257,640,087    $27,428,805    $27,712,265
Cash in bank on demand deposit                                        12,677         76,578         28,529
Capital shares receivable                                            649,016         74,697         54,410
Dividends and accrued interest receivable                            253,546         19,251         25,672
Receivable for investment securities sold                             31,219        138,594         78,559
                                                                      ------        -------         ------
Total assets                                                     258,586,545     27,737,925     27,899,435
                                                                      ------        -------         ------
Liabilities
Capital shares payable                                                52,919          7,617          2,256
Payable for investment securities purchased                           78,367        270,767        137,398
Accrued investment management services fee                             1,678            195            226
Accrued distribution fee                                                 256             94             67
Accrued transfer agency fee                                            1,547             74             37
Accrued administrative services fee                                      559             60             83
Other accrued expenses                                               126,106         41,047         56,563
                                                                      ------        -------         ------
Total liabilities                                                    261,432        319,854        196,630
                                                                      ------        -------         ------
Net assets applicable to outstanding capital stock              $258,325,113    $27,418,071    $27,702,805
                                                                      ------        -------         ------
Represented by
Capital stock -- $.01 par value (Note 1)                        $    727,413    $    54,561    $    74,824
Additional paid-in capital                                       333,198,452     30,536,719     37,793,710
Undistributed net investment income                                1,800,564         71,882        203,807
Accumulated net realized gain (loss) (Note 8)                     (7,271,522)       429,716       (795,351)
Unrealized appreciation (depreciation) on investments (Note 5)   (70,129,794)    (3,674,807)    (9,574,185)
                                                                 -----------     ----------     ----------
Total -- representing net assets applicable to
outstanding capital stock                                       $258,325,113    $27,418,071    $27,702,805
                                                                ------------    -----------    -----------
Net assets applicable to outstanding shares:
                Class D                                         $ 38,038,518    $13,787,106    $ 9,860,348
                Class E                                         $220,286,595    $13,630,965    $17,842,457
Shares outstanding:
                Class D shares                                    10,742,690      2,747,372      2,666,152
                Class E shares                                    61,998,642      2,708,712      4,816,268

Net asset value per share of outstanding capital stock:
                Class D                                         $       3.54    $      5.02    $      3.70
                Class E                                         $       3.55    $      5.03    $      3.70

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
82 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Statements of assets and liabilities
AXP Market Advantage Series, Inc.

                                                                                                    AXP              AXP
                                                                                          International           Nasdaq
                                                                                                 Equity              100
July 31, 2002 (Unaudited)                                                                    Index Fund       Index Fund
Assets
Investments in securities, at value (Note 1)
Assets
Investments in securities, at value (Note 1)
   (identified cost $24,955,619 and $45,123,223)                                            $17,563,397      $17,837,445
Cash in bank on demand deposit (including foreign currency holdings of $405,804
   for AXP International Equity Index Fund)                                                     442,210          215,943
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 6)              9,816               --
Expense reimbursement receivable from AEFC                                                          100               --
Capital shares receivable                                                                        29,250           92,959
Dividends and accrued interest receivable                                                        43,592            1,485
Receivable for investment securities sold                                                       223,994               --
                                                                                                -------          -------
Total assets                                                                                 18,312,359       18,147,832
                                                                                             ----------       ----------
Liabilities
Capital shares payable                                                                               --            4,384
Unrealized depreciation on foreign currency contracts held,
  at value (Notes 1 and 6)                                                                        2,083               --
Payable for investment securities purchased                                                      59,491          168,795
Accrued investment management services fee                                                        1,395              189
Accrued distribution fee                                                                          3,418               64
Accrued transfer agency fee                                                                          --              285
Accrued administrative services fee                                                                  --               30
Other accrued expenses                                                                           90,772           43,550
                                                                                                 ------           ------
Total liabilities                                                                               157,159          217,297
                                                                                                -------          -------
Net assets applicable to outstanding capital stock                                          $18,155,200      $17,930,535
                                                                                             ----------       ----------
Represented by
Capital stock -- $.01 par value (Note 1)                                                       $ 54,742         $ 92,806
Additional paid-in capital                                                                   26,437,076       56,392,300
Undistributed net investment income (loss)                                                      198,094          (75,134)
Accumulated net realized gain (loss) (Note 8)                                                (1,064,980)     (11,177,291)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies (Note 5 and 6)             (7,469,732)     (27,302,146)
                                                                                             ----------      -----------
Total -- representing net assets applicable to outstanding capital stock                    $18,155,200      $17,930,535
                                                                                            ===========      ===========
Net assets applicable to outstanding shares:
            Class D                                                                         $ 7,517,472      $ 9,230,804
            Class E                                                                         $10,637,728      $ 8,699,731
Shares outstanding:
            Class D shares                                                                    2,271,306        4,793,868
            Class E shares                                                                    3,202,920        4,486,780
Net asset value per share of outstanding capital stock:
            Class D                                                                         $      3.31      $      1.93
            Class E                                                                         $      3.32      $      1.94

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
83 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT



Statements of operations
AXP Market Advantage Series, Inc.
                                                                         AXP            AXP             AXP
                                                                     S&P 500        Mid Cap           Total
                                                                       Index          Index    Stock Market
Six months ended July 31, 2002 (Unaudited)                              Fund           Fund      Index Fund
Assets
Investment income
Income:
Dividends                                                       $  1,745,146    $   145,925     $   219,797
Interest                                                              66,094             --              --
   Less foreign taxes withheld                                        (9,903)            --             (14)
                                                                      ------         ------             ---
Total income                                                       1,801,337        145,925         219,783
                                                                   ---------        -------         -------
Expenses (Note 2):
Investment management services fee                                   287,628         37,398          47,214
Distribution fee -- Class D                                           50,786         17,920          13,727
Transfer agency fee                                                  232,173         11,641           6,485
Administrative services fees and expenses                             95,845         10,167          15,960
Compensation of board members                                          5,963          5,963           5,963
Custodian fees                                                        67,081         35,084          14,848
Printing and postage                                                  18,356          2,200           4,780
Registration fees                                                     25,487         11,179          13,998
Licensing fees                                                         6,099          5,068           7,606
Audit fees                                                             7,375          7,125           7,500
Other                                                                  1,315             61           1,590
                                                                       -----             --           -----
Total expenses                                                       798,108        143,806         139,671
Expenses waived/reimbursed by AEFC (Note 2)                         (281,560)       (60,991)        (48,793)
                                                                    --------        -------         -------
                                                                     516,548         82,815          90,878
Earnings credits on cash balances (Note 2)                            (1,825)           (86)           --
                                                                      ------            ---          ------
Total net expenses                                                   514,723         82,729          90,878
                                                                     -------         ------          ------
Investment income (loss) -- net                                    1,286,614         63,196         128,905
                                                                   ---------         ------         -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
Security transactions (Note 3)                                    (3,890,777)       123,155        (592,468)
Futures contracts                                                 (1,789,973)          --              --
                                                                  ----------         ------          ------
Net realized gain (loss) on investments                           (5,680,750)       123,155        (592,468)
Net change in unrealized appreciation (depreciation)
   on investments                                                (47,732,879)    (4,311,593)     (5,715,304)
                                                                 -----------     ----------      ----------
Net gain (loss) on investments                                   (53,413,629)    (4,188,438)     (6,307,772)
                                                                 -----------     ----------      ----------
Net increase (decrease) in net assets resulting
from operations                                                 $(52,127,015)   $(4,125,242)    $(6,178,867)
                                                                ============    ===========     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
84 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Statements of operations
AXP Market Advantage Series, Inc.

                                                                                        AXP            AXP
                                                                              International         Nasdaq
                                                                                     Equity            100
Six months ended Juy 31, 2002 (Unaudited)                                        Index Fund     Index Fund
Investment income
Income:
Dividends                                                                       $   273,625   $      6,538
Interest                                                                              4,711            286
   Less foreign taxes withheld                                                      (21,301)            --
                                                                                    -------        -------
Total income                                                                        257,035          6,824
                                                                                    -------          -----
Expenses (Note 2):
Investment management services fee                                                   49,119         46,017
Distribution fee -- Class D                                                          10,098         16,811
Transfer agency fee                                                                   4,197         51,521
Administrative services fees and expenses                                             9,824          5,889
Compensation of board members                                                         5,963          5,963
Custodian fees                                                                       33,225         12,526
Printing and postage                                                                    600          2,899
Registration fees                                                                     9,360         10,978
Licensing fee                                                                         2,480          3,085
Audit fees                                                                            7,750          6,875
Other                                                                                 1,055            603
                                                                                      -----            ---
Total expenses                                                                      133,671        163,167
   Expenses waived/reimbursed by AEFC (Note 2)                                      (60,657)       (80,934)
                                                                                    -------        -------
                                                                                     73,014         82,233
   Earnings credits on cash balances (Note 2)                                            --           (275)
                                                                                                      ----
Total net expenses                                                                   73,014         81,958
                                                                                     ------         ------
Investment income (loss) -- net                                                     184,021        (75,134)
                                                                                    -------        -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  (370,448)    (3,965,474)
   Foreign currency transactions                                                    102,239            --
   Futures contracts                                                                (89,237)       (34,084)
                                                                                    -------        -------
Net realized gain (loss) on investments                                            (357,446)    (3,999,558)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                (1,087,984)    (7,406,949)
                                                                                 ----------     ----------
Net gain (loss) on investments and foreign currencies                            (1,445,430)   (11,406,507)
                                                                                 ----------    -----------

Net increase (decrease) in net assets resulting from operations                $(1,261,409)   $(11,481,641)
                                                                               ============   ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
85 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Market Advantage Series, Inc.
                                                                   AXP S&P 500 Index Fund             AXP Mid Cap Index Fund

                                                               July 31, 2002     Jan. 31, 2002     July 31, 2002   Jan. 31, 2002
                                                            Six months ended        Year ended  Six months ended      Year ended
                                                                 (Unaudited)                         (Unaudited)

Operations and distributions
Investment income (loss) -- net                                 $  1,286,614      $  1,420,288       $    63,196     $   105,375
Net realized gain (loss) on investments                           (5,680,750)       (1,419,358)          123,155         498,339
Net change in unrealized appreciation (depreciation)
   on investments                                                (47,732,879)      (21,888,911)       (4,311,593)     (1,161,338)
                                                                 -----------       -----------        ----------      ----------
Net increase (decrease) in net assets resulting
   from operations                                               (52,127,015)      (21,887,981)       (4,125,242)       (557,624)
                                                                 -----------       -----------        ----------        --------
Distributions to shareholders from:
   Net investment income
      Class D                                                           --            (137,354)             --           (38,024)
      Class E                                                           --            (862,774)             --           (64,488)
   Net realized gain
      Class D                                                           --            (296,859)             --          (418,561)
      Class E                                                           --          (1,262,697)             --          (429,935)
                                                                                    ----------                          --------
Total distributions                                                     --          (2,559,684)             --          (951,008)
                                                                        ----        ----------              ----        --------
Capital share transactions (Note 4)
Proceeds from sales
      Class D shares                                              16,923,654        28,117,787         4,260,831       6,040,252
      Class E shares                                              85,648,019       148,724,557         3,661,732       2,882,108
Reinvestment of distributions at net asset value
      Class D shares                                                    --             434,213              --           308,421
      Class E shares                                                    --           2,125,471              --           129,104
Payments for redemptions
      Class D shares                                              (8,349,435)       (6,757,278)       (1,254,221)     (1,411,389)
      Class E shares                                              (8,830,210)      (31,791,729)       (1,147,478)       (335,291)
                                                                  ----------       -----------        ----------        --------
Increase (decrease) in net assets from share transactions         85,392,028       140,853,021         5,520,864       7,613,205
                                                                  ----------       -----------         ---------       ---------
Total increase (decrease) in net assets                           33,265,013       116,405,356         1,395,622       6,104,573
Net assets at beginning of period                                225,060,100       108,654,744        26,022,449      19,917,876
                                                                 -----------       -----------        ----------      ----------
Net assets at end of period                                     $258,325,113      $225,060,100       $27,418,071     $26,022,449
                                                                ============      ============       ===========     ===========
Undistributed net investment income                             $  1,800,564      $    513,950       $    71,882     $     8,686
                                                                ------------      ------------       -----------     -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
86 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT



Statements of changes in net assets
AXP Market Advantage Series, Inc.

                                                                      AXP Total Stock                     AXP International
                                                                     Market Index Fund                    Equity Index Fund

                                                               July 31, 2002     Jan. 31, 2002     July 31, 2002   Jan. 31, 2002
                                                            Six months ended        Year ended  Six months ended      Year ended
                                                                 (Unaudited)                         (Unaudited)

Operations and distributions
Investment income (loss) -- net                                 $    128,905      $    224,684      $    184,021    $    225,857
Net realized gain (loss) on investments                             (592,468)         (200,689)         (357,446)       (927,072)
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets
   and liabilities in foreign currencies                          (5,715,304)       (5,367,739)       (1,087,984)     (5,537,781)
                                                                  ----------        ----------        ----------      ----------
Net increase (decrease) in net assets resulting
   from operations                                                (6,178,867)       (5,343,744)       (1,261,409)     (6,238,996)
                                                                  ----------        ----------        ----------      ----------
Distributions to shareholders from:
   Net investment income
      Class D                                                             --           (42,194)               --             --
      Class E                                                             --          (131,806)               --         (14,277)
   Net realized gain
      Class D                                                             --           (55,162)               --              --
      Class E                                                             --          (112,731)               --              --
                                                                                      --------
Total distributions                                                       --          (341,893)               --         (14,277)
                                                                    --------          --------          --------         -------
Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                                  1,691,083         4,463,828           775,741       3,136,522
   Class E shares                                                    932,564         1,987,639           416,616         548,520
Reinvestment of distributions at net asset value
   Class D shares                                                       --              44,973                --              --
   Class E shares                                                       --             144,337                --           1,361
Payments for redemptions
   Class D shares                                                   (560,383)         (882,500)         (618,650)       (761,393)
   Class E shares                                                   (566,762)         (430,149)         (319,623)       (152,364)
                                                                    --------          --------          --------        --------
Increase (decrease) in net assets from share transactions          1,496,502         5,328,128           254,084       2,772,646
                                                                   ---------         ---------           -------       ---------
Total increase (decrease) in net assets                           (4,682,365)         (357,509)       (1,007,325)     (3,480,627)
Net assets at beginning of period                                 32,385,170        32,742,679        19,162,525      22,643,152
                                                                  ----------        ----------        ----------      ----------
Net assets at end of period                                     $ 27,702,805      $ 32,385,170      $ 18,155,200    $ 19,162,525
                                                                ============      ============      ============    ============
Undistributed net investment income                                $ 203,807          $ 74,902          $ 198,09    $     14,073
                                                                   ---------          --------          --------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
87 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Market Advantage Series, Inc.
                                                                                      AXP Nasdaq 100 Index Fund

                                                                                  July 31, 2002        Jan. 31, 2002
                                                                               Six months ended           Year ended
                                                                                    (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                    $    (75,134)        $   (165,750)
Net realized gain (loss) on investments                                              (3,999,558)          (6,128,335)
Net change in unrealized appreciation (depreciation) on investments                  (7,406,949)          (8,984,159)
                                                                                   ------------         ------------
Net increase (decrease) in net assets resulting from operations                     (11,481,641)         (15,278,244)
                                                                                   ------------         ------------
Distributions to shareholders from:
   Net realized gain
      Class D                                                                              --                (13,031)
      Class E                                                                              --                 (9,725)
                                                                                   ------------         ------------
Total distributions                                                                        --                (22,756)
                                                                                   ------------         ------------
Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                                                     3,004,805            8,450,987
   Class E shares                                                                     4,579,591           12,051,775
Reinvestment of distributions at net asset value
   Class D shares                                                                          --                 13,031
   Class E shares                                                                          --                  9,726
Payments for redemptions
   Class D shares                                                                    (3,568,985)          (7,301,406)
   Class E shares                                                                    (3,421,882)          (6,581,517)
                                                                                   ------------         ------------
Increase (decrease) in net assets from share transactions                               593,529            6,642,596
                                                                                   ------------         ------------
Total increase (decrease) in net assets                                             (10,888,112)          (8,658,404)
Net assets at beginning of period                                                    28,818,647           37,477,051
                                                                                   ------------         ------------
Net assets at end of period                                                        $ 17,930,535         $ 28,818,647
                                                                                   ============         ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
88 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Notes to Financial Statements
AXP Market Advantage Series, Inc.
(Unaudited as to July 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The primary investments of each Fund are as follows:

AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

AXP Mid Cap Index Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400).

AXP Total Stock Market Index Fund invests in common stocks included in the Wilshire 5000 Total Market Index (Wilshire 5000).

AXP International Equity Index Fund invests in common stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.

AXP Nasdaq 100 Index Fund invests in common stocks included in the Nasdaq 100 Index.

While the Funds may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Funds offer Class D and Class E shares and are sold without a sales charge. Class E shares are only available to American Express brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent

--------------------------------------------------------------------------------
89 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
As part of its indexing strategies, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
90 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Futures transactions
As part of its indexing strategies, the Funds may buy and sell futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Short sales
The Funds may engage in short sales. In these transactions, the Funds sell a security that it does not own. The Funds are obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Funds sold the security.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
91 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                            Percentage range
AXP S&P 500 Index Fund                                            0.24% to 0.21%
AXP Mid Cap Index Fund                                            0.26% to 0.23%
AXP Total Stock Market Index Fund                                 0.30% to 0.26%
AXP International Equity Index Fund                               0.50% to 0.46%
AXP Nasdaq 100 Index Fund                                         0.38% to 0.34%

AEFC has a Sub-investment Advisory Agreement with SSgA Funds Management, Inc. for AXP International Equity Index Fund.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                            Percentage range
AXP S&P 500 Index Fund                                          0.080% to 0.065%
AXP Mid Cap Index Fund                                          0.080% to 0.065%
AXP Total Stock Market Index Fund                               0.110% to 0.090%
AXP International Equity Index Fund                             0.100% to 0.080%
AXP Nasdaq 100 Index Fund                                       0.060% to 0.040%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class D  $19
o Class E  $19

Each Fund has  agreements  with American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class D shares.

For AXP S&P 500 Index Fund, AEFC and AECSC have agreed to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2004. For AXP Mid Cap Index Fund, AXP Total Stock Market Index Fund, AXP International Equity Index Fund and AXP Nasdaq 100 Index Fund, AEFC and AECSC have agreed to waive certain fees and to absorb certain other Fund expenses until Jan. 31, 2003. Under this agreement, net expenses for Class D will not exceed 0.64% for AXP S&P 500 Index Fund, 0.70% for AXP Mid Cap Index Fund, 0.74% for AXP Total Stock Market Index Fund, 0.89% for AXP International

--------------------------------------------------------------------------------
92 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

Equity Index Fund, and 0.79% for AXP Nasdaq 100 Index Fund. Net expenses for Class E will not exceed 0.39% for AXP S&P 500 Index Fund, 0.45% for AXP Mid Cap Index Fund, 0.49% for AXP Total Stock Market Index Fund, 0.64% for AXP International Equity Index Fund, and 0.54% for AXP Nasdaq 100 Index Fund.

Shares held in the Funds for less than 180 days are subject to a redemption fee of .50% (.75% for the International Equity Index Fund) of the proceeds of the redeemed shares. The redemption fee is retained by the Funds and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the client's account.

During the six months ended July 31, 2002, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                Reduction
AXP S&P 500 Index Fund                                                 $1,825
AXP Mid Cap Index Fund                                                     86
AXP Nasdaq 100 Index Fund                                                 275

The Funds also pay custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
For the six months ended July 31, 2002, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                     Purchases      Proceeds
AXP S&P 500 Index Fund                                 $93,408,460    $6,071,952
AXP Mid Cap Index Fund                                  15,217,638     9,558,111
AXP Total Stock Market Index Fund                        4,367,351     2,732,490
AXP International Equity Index Fund                      1,692,654     1,010,519
AXP Nasdaq 100 Index Fund                                9,306,915     9,251,577

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                      AXP S&P 500 Index Fund
                                                  Six months ended July 31, 2002
                                                     Class D            Class E

Sold                                               4,098,192         21,453,489
Issued for reinvested distributions                     --                 --
Redeemed                                          (2,095,189)        (2,225,244)
                                                  ----------         ----------
Net increase (decrease)                            2,003,003         19,228,245
                                                   ---------         ----------

                                                    Year ended Jan. 31, 2002
                                                     Class D            Class E

Sold                                               6,162,752         32,539,639
Issued for reinvested distributions                   98,238            480,876
Redeemed                                          (1,514,528)        (6,738,175)
                                                  ----------         ----------
Net increase (decrease)                            4,746,462         26,282,340
                                                   ---------         ----------

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93 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

                                                      AXP Mid Cap Index Fund
                                                 Six months ended July 31, 2002
                                                     Class D            Class E

Sold                                                 724,851            624,900
Issued for reinvested distributions                     --                 --
Redeemed                                            (224,394)          (203,812)
                                                    --------           --------
Net increase (decrease)                              500,457            421,088
                                                     -------            -------

                                                     Year ended Jan. 31, 2002
                                                     Class D            Class E

Sold                                               1,049,808            507,332
Issued for reinvested distributions                   54,204             22,650
Redeemed                                            (249,801)           (58,972)
                                                    --------            -------
Net increase (decrease)                              854,211            471,010
                                                     -------            -------


                                               AXP Total Stock Market Index Fund
                                                 Six months ended July 31, 2002
                                                     Class D            Class E

Sold                                                 385,627            217,920
Issued for reinvested distributions                     --                 --
Redeemed                                            (137,617)          (138,224)
                                                    --------           --------
Net increase (decrease)                              248,010             79,696
                                                     -------             ------

                                                     Year ended Jan. 31, 2002
                                                     Class D            Class E

Sold                                                 963,751            425,622
Issued for reinvested distributions                    9,841             31,584
Redeemed                                            (189,059)           (90,453)
                                                    --------            -------
Net increase (decrease)                              784,533            366,753
                                                     -------            -------


                                            SAXP International Equity Index Fund
                                                 Six months ended July 31, 2002
                                                     Class D            Class E

Sold                                                 211,871            113,167
Issued for reinvested distributions                     --                 --
Redeemed                                            (168,657)           (91,264)
                                                    --------            -------
Net increase (decrease)                               43,214             21,903
                                                      ------             ------

                                                     Year ended Jan. 31, 2002
                                                     Class D            Class E

Sold                                                 785,480            140,343
Issued for reinvested distributions                     --                  372
Redeemed                                            (197,016)           (38,850)
                                                    --------            -------
Net increase (decrease)                              588,464            101,865
                                                     -------            -------

--------------------------------------------------------------------------------
94 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

                                                    AXP Nasdaq 100 Index Fund
                                                 Six months ended July 31, 2002
                                                     Class D            Class E

Sold                                               1,102,744          1,802,416
Issued for reinvested distributions                     --                 --
Redeemed                                          (1,497,861)        (1,353,945)
                                                  ----------         ----------
Net increase (decrease)                             (395,117)           448,471
                                                    --------            -------

                                                    Year ended Jan. 31, 2002
                                                     Class D            Class E

Sold                                               2,547,589          3,568,210
Issued for reinvested distributions                    4,098              3,049
Redeemed                                          (2,095,800)        (1,914,767)
                                                  ----------         ----------
Net increase (decrease)                              455,887          1,656,492
                                                     -------          ---------

5. STOCK INDEX FUTURES CONTRACTS
Investments in securities as of July 31, 2002, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                                                 Open        Notional            Net
                                                 Market      purchase          market     unrealized
                                                  value        (sale)           value    gain (loss)
Fund                                      of collateral     contracts      on futures     on futures

AXP S&P 500 Index Fund                       $3,695,978            92      $3,554,850     $ (63,305)
AXP International Equity Index Fund             160,705            26       1,193,957      (108,193)
AXP Nasdaq 100 Index Fund                       173,181            22         423,060       (16,368)

See "Summary of significant accounting policies."

6. FOREIGN CURRENCY CONTRACTS
As of July 31, 2002, AXP International Equity Index Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                   Currency to               Currency to       Unrealized      Unrealized
Exchange date     be delivered               be received     appreciation    depreciation

Oct. 3, 2002            54,125                   100,000           $   --          $1,485
                   U.S. Dollar         Australian Dollar
Oct. 3, 2002           389,116                   250,000            9,816              --
                   U.S. Dollar             British Pound
Oct. 3, 2002           116,735                    75,000               --             213
                   U.S. Dollar             British Pound
Oct. 3, 2002             9,776                    10,000               --              29
                   U.S. Dollar    European Monetary Unit
Oct. 3, 2002           251,322                30,000,000               --             356
                   U.S. Dollar              Japanese Yen
                                                                   ------          ------
Total                                                              $9,816          $2,083
                                                                   ------          ------

--------------------------------------------------------------------------------
95 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the six months ended July 31, 2002.

8. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of Jan. 31, 2002:

Fund                                           Carry-over     Expiration date

AXP S&P 500 Index Fund                         $  328,005                2010
AXP Total Stock Market Index Fund                 178,882           2010-2011
AXP International Equity Index Fund               654,818           2010-2011
AXP Nasdaq 100 Index Fund                       6,252,188           2010-2011

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
96 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP S&P 500 Index Fund

Class D
Per share income and capital changes(a)

Fiscal period ended Jan. 31,                                        2002(g)         2002         2001            2000(b)
Net asset value, beginning of period                               $4.36           $5.30        $5.42           $5.07
                                                                   -----           -----        -----           -----
Income from investment operations:
Net investment income (loss)                                         .01             .02          .02             .01
Net gains (losses) (both realized and unrealized)                   (.83)           (.91)        (.12)            .35
                                                                    ----            ----         ----             ---
Total from investment operations                                    (.82)           (.89)        (.10)            .36
                                                                    ----            ----         ----             ---
Less distributions:
Dividends from net investment income                                  --            (.02)        (.01)           (.01)
Distributions from realized gains                                     --            (.03)        (.01)             --
                                                                   -----           -----        -----           -----
Total distributions                                                   --            (.05)        (.02)           (.01)
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $3.54           $4.36        $5.30           $5.42
                                                                   -----           -----        -----           -----

Ratios/supplemental data
Net assets, end of period (in millions)                              $38             $38          $21              $7
Ratio of expenses to average daily net assets(c),(d)                .64%(f)         .64%         .62%            .64%(f)
Ratio of net investment income (loss) to average daily net assets   .86%(f)         .74%         .65%            .52%(f)
Portfolio turnover rate (excluding short-term securities)             3%             27%          82%             37%
Total return                                                     (18.81%)        (16.74%)      (1.73%)          7.72%

See accompanying notes to financial highlights

--------------------------------------------------------------------------------
97 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2002(g)         2002         2001            2000(b)
Net asset value, beginning of period                               $4.37           $5.31        $5.42           $5.07
Income from investment operations:
Net investment income (loss)                                         .02             .03          .03             .01
Net gains (losses) (both realized and unrealized)                   (.84)           (.91)        (.11)            .35
                                                                   -----           -----        -----           -----
Total from investment operations                                    (.82)           (.88)        (.08)            .36
                                                                   -----           -----        -----           -----
Less distributions:
Dividends from net investment income                                  --            (.03)        (.02)           (.01)
Distributions from realized gains                                     --            (.03)        (.01)             --
                                                                   -----           -----        -----           -----
Total distributions                                                   --            (.06)        (.03)           (.01)
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $3.55           $4.37        $5.31           $5.42
                                                                   -----           -----        -----           -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $220            $187          $87              $9
Ratio of expenses to average daily net assets(c),(e)                .39%(f)         .39%         .35%            .39%(f)
Ratio of net investment income (loss) to average daily net assets  1.12%(f)         .98%        1.05%            .83%(f)
Portfolio turnover rate (excluding short-term securities)             3%             27%          82%             37%
Total return                                                     (18.76%)        (16.55%)      (1.35%)          7.75%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87%, 0.97%, 1.18% and 4.00% for Class D for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.62%, 0.72%, 0.73% and 3.70% for Class E for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively

(f) Adjusted to an annual basis

(g) Six months ended July 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
98 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Class D

Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2002(g)         2002         2001            2000(b)
Net asset value, beginning of period                               $5.73           $6.20        $5.71           $5.07
Income from investment operations:
Net investment income (loss)                                         .01             .02          .03             .01
Net gains (losses) (both realized and unrealized)                   (.72)           (.27)        1.20             .64
                                                                   -----           -----        -----           -----
Total from investment operations                                    (.71)           (.25)        1.23             .65
                                                                   -----           -----        -----           -----
Less distributions:
Dividends from net investment income                                  --            (.02)        (.03)           (.01)
Distributions from realized gains                                     --            (.20)        (.71)             --
                                                                   -----           -----        -----           -----
Total distributions                                                   --            (.22)        (.74)           (.01)
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $5.02           $5.73        $6.20           $5.71
                                                                   -----           -----        -----           -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $14             $13           $9              $4
Ratio of expenses to average daily net assets(c),(d)                .70%(f)         .70%         .66%            .69%(f)
Ratio of net investment income (loss) to average daily net assets   .31%(f)         .35%         .42%            .59%(f)
Portfolio turnover rate (excluding short-term securities)            33%             58%         109%             16%
Total return                                                     (12.39%)         (4.04%)      22.62%          12.87%

See accompanying notes to financial highlights

--------------------------------------------------------------------------------
99 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Mid Cap Index Fund

Class E

Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2002(g)         2002         2001            2000(b)
Net asset value, beginning of period                               $5.74           $6.21        $5.71           $5.07
Income from investment operations:
Net investment income (loss)                                         .01             .03          .04             .02
Net gains (losses) (both realized and unrealized)                   (.72)           (.27)        1.21             .64
                                                                   -----           -----        -----           -----
Total from investment operations                                    (.71)           (.24)        1.25             .66
                                                                   -----           -----        -----           -----
Less distributions:
Dividends from net investment income                                  --            (.03)        (.04)           (.02)
Distributions from realized gains                                     --            (.20)        (.71)             --
                                                                   -----           -----        -----           -----
Total distributions                                                   --            (.23)        (.75)           (.02)
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $5.03           $5.74        $6.21           $5.71
                                                                   -----           -----        -----           -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $14             $13          $11              $8
Ratio of expenses to average daily net assets(c),(e)                .45%(f)         .45%         .42%            .45%(f)
Ratio of net investment income (loss) to average daily net assets   .57%(f)         .61%         .67%            .83%(f)
Portfolio turnover rate (excluding short-term securities)            33%             58%         109%             16%
Total return                                                     (12.37%)         (3.84%)      23.06%          12.92%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.13%, 1.20%, 1.32% and 2.22% for Class D for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.87%, 0.95%, 1.08% and 1.96% for Class E for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively

(f) Adjusted to an annual basis

(g) Six months ended July 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
100 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2002(g)          2002         2001           2000(b)
Net asset value, beginning of period                               $4.53           $5.45        $5.76           $5.19
Income from investment operations:
Net investment income (loss)                                         .02             .02          .02             .01
Net gains (losses) (both realized and unrealized)                   (.85)           (.90)        (.25)            .57
                                                                   -----           -----        -----           -----
Total from investment operations                                    (.83)           (.88)        (.23)            .58
                                                                   -----           -----        -----           -----
Less distributions:
Dividends from net investment income                                  --            (.02)        (.01)           (.01)
Distributions from realized gains                                     --            (.02)        (.07)             --
                                                                   -----           -----        -----           -----
Total distributions                                                   --            (.04)        (.08)           (.01)
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $3.70           $4.53        $5.45           $5.76
                                                                   -----           -----        -----           -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $10             $11           $9              $8
Ratio of expenses to average daily net assets(c),(d)                .74%(f)         .74%         .69%            .74%(f)
Ratio of net investment income (loss) to average daily net assets   .66%(f)         .57%         .43%            .39%(f)
Portfolio turnover rate (excluding short-term securities)             9%             24%          25%              4%
Total return                                                     (18.32%)        (16.10%)      (3.79%)         11.57%

See accompanying notes to financial highlights

--------------------------------------------------------------------------------
101 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Total Stock Market Index Fund

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2002(g)         2002         2001            2000(b)
Net asset value, beginning of period                               $4.53           $5.45        $5.76           $5.19
Income from investment operations:
Net investment income (loss)                                         .02             .04          .03             .01
Net gains (losses) (both realized and unrealized)                   (.85)           (.91)        (.24)            .57
                                                                   -----           -----        -----           -----
Total from investment operations                                    (.83)           (.87)        (.21)            .58
                                                                   -----           -----        -----           -----
Less distributions:
Dividends from net investment income                                  --            (.03)        (.03)           (.01)
Distributions from realized gains                                     --            (.02)        (.07)             --
                                                                   -----           -----        -----           -----
Total distributions                                                   --            (.05)        (.10)           (.01)
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $3.70           $4.53        $5.45           $5.76
                                                                   -----           -----        -----           -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $18             $21          $24             $16
Ratio of expenses to average daily net assets(c),(e)                .49%(f)         .49%         .43%            .49%(f)
Ratio of net investment income (loss) to average daily net assets   .91%(f)         .81%         .70%            .64%(f)
Portfolio turnover rate (excluding short-term securities)             9%             24%          25%              4%
Total return                                                     (18.32%)        (15.92%)      (3.53%)         11.61%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.05%, 0.94%, 1.29% and 1.52% for Class D for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 0.80%, 0.69%, 1.02% and 1.27% for Class E for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively

(f) Adjusted to an annual basis

(g) Six months ended July 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
102 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT



AXP International Equity Index Fund

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2002(f)         2002         2001            2000(b)
Net asset value, beginning of period                               $3.54           $4.80        $5.42           $5.00
Income from investment operations:
Net investment income (loss)                                         .03             .04          .03            --
Net gains (losses) (both realized and unrealized)                   (.26)          (1.30)        (.55)            .43
                                                                   -----           -----        -----           -----
Total from investment operations                                    (.23)          (1.26)        (.52)            .43
                                                                   -----           -----        -----           -----
Less distributions:
Dividends from net investment income                                  --              --         (.03)             --
Distributions from realized gains                                     --              --         (.07)           (.01)
                                                                   -----           -----        -----           -----
Total distributions                                                   --              --         (.10)           (.01)
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $3.31           $3.54        $4.80           $5.42
                                                                   -----           -----        -----           -----

Ratios/supplemental data
Net assets, end of period (in millions)                               $8              $8           $8              $7
Ratio of expenses to average daily net assets(c)                    .89%(e)         .89%         .89%            .89%(e)
Ratio of net investment income (loss) to average daily net assets  1.72%(e)         .94%         .65%            .13%(e)
Portfolio turnover rate (excluding short-term securities)             5%              6%           8%              4%
Total return                                                      (6.50%)        (26.25%)      (9.55%)          8.09%

See accompanying notes to financial highlights

--------------------------------------------------------------------------------
103 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP International Equity Index Fund

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2002(f)         2002         2001            2000(b)
Net asset value, beginning of period                               $3.55           $4.80        $5.42           $5.00
Income from investment operations:
Net investment income (loss)                                         .04             .05          .05             .01
                                                                   -----           -----        -----           -----
Net gains (losses) (both realized and unrealized)                   (.27)          (1.30)        (.56)            .42
                                                                   -----           -----        -----           -----
Total from investment operations                                    (.23)          (1.25)        (.51)            .43
                                                                   -----           -----        -----           -----
Less distributions:
Dividends from net investment income                                  --              --         (.04)             --
Distributions from realized gains                                     --              --         (.07)           (.01)
                                                                   -----           -----        -----           -----
Total distributions                                                   --              --         (.11)           (.01)
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $3.32           $3.55        $4.80           $5.42
                                                                   -----           -----        -----           -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $11             $11          $15             $15
Ratio of expenses to average daily net assets(d)                    .64%(e)         .64%         .64%            .64%(e)
Ratio of net investment income (loss) to average daily net assets  1.98%(e)        1.22%         .93%            .39%(e)
Portfolio turnover rate (excluding short-term securities)             5%              6%           8%              4%
Total return                                                      (6.48%)        (25.95%)      (9.35%)          8.09%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000

(c) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.53%, 1.49%, 1.54% and 1.62% for Class D for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 1.24%, 1.20%, 1.26% and 1.37% for Class E for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively

(e) Adjusted to an annual basis

(f) Six months ended July 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
104 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT




AXP Nasdaq 100 Index Fund

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2002(g)         2002         2001            2000(b)
Net asset value, beginning of period                               $3.12           $5.26        $7.52           $5.26
Income from investment operations:
Net investment income (loss)                                        (.01)           (.02)        (.04)           (.01)
Net gains (losses) (both realized and unrealized)                  (1.18)          (2.12)       (2.09)           2.27
                                                                   -----           -----        -----           -----
Total from investment operations                                   (1.19)          (2.14)       (2.13)           2.26
                                                                   -----           -----        -----           -----
Less distributions:
Distributions from realized gains                                     --              --         (.13)             --
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $1.93           $3.12        $5.26           $7.52
                                                                   -----           -----        -----           -----

Ratios/supplemental data
Net assets, end of period (in millions)                               $9             $16          $25             $11
Ratio of expenses to average daily net assets(c),(d)                .79%(f)         .79%         .77%            .79%(f)
Ratio of net investment income (loss) to average daily net assets  (.73%)(f)       (.72%)       (.70%)          (.67%)(f)
Portfolio turnover rate (excluding short-term securities)            38%             77%         114%             51%
Total return                                                     (38.14%)        (40.64%)     (28.12%)         42.97%

See accompanying notes to financial highlights

--------------------------------------------------------------------------------
105 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT


AXP Nasdaq 100 Index Fund

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2002(g)         2002         2001            2000(b)
Net asset value, beginning of period                               $3.13           $5.28        $7.52           $5.26
Income from investment operations:
Net investment income (loss)                                        (.01)           (.01)        (.03)           (.01)
Net gains (losses) (both realized and unrealized)                  (1.18)          (2.14)       (2.08)           2.27
                                                                   -----           -----        -----           -----
Total from investment operations                                   (1.19)          (2.15)       (2.11)           2.26
                                                                   -----           -----        -----           -----
Less distributions:
Distributions from realized gains                                     --              --         (.13)             --
                                                                   -----           -----        -----           -----
Net asset value, end of period                                     $1.94           $3.13        $5.28           $7.52
                                                                   -----           -----        -----           -----

Ratios/supplemental data
Net assets, end of period (in millions)                               $9             $13          $13             $13
Ratio of expenses to average daily net assets(c),(e)                 .54%(f)         .54%         .52%            .54%(f)
Ratio of net investment income (loss) to average daily net assets   (.48%)(f)       (.47%)       (.45%)          (.41%)(f)
Portfolio turnover rate (excluding short-term securities)             38%             77%         114%             51%
Total return                                                      (38.02%)        (40.67%)     (27.85%)         42.97%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expense would have been 1.46%, 1.33%, 1.09% and 1.82% for Class D for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively.

(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expense would have been 1.21%, 1.08%, 0.85% and 1.54% for Class E for the six months ended July 31, 2002 and for the periods ended Jan. 31, 2002, 2001 and 2000, respectively.

(f) Adjusted to an annual basis.

(g) Six months ended July 31, 2002 (Unaudited).

--------------------------------------------------------------------------------
106 -- AXP INDEX FUNDS -- 2002 SEMIANNUAL REPORT

American Express(R) Funds

Growth Funds

AXP(R) Emerging Markets Fund
AXP Equity Select Fund
AXP Focused Growth Fund
AXP Global Growth Fund
AXP Growth Fund
AXP Growth Dimensions Fund
AXP New Dimensions Fund(R)
AXP Partners International Aggressive Growth Fund
AXP Partners Small Cap Growth Fund
AXP Strategy Aggressive Fund

Blend Funds

AXP Blue Chip Advantage Fund
AXP Discovery Fund*
AXP European Equity Fund
AXP Global Balanced Fund
AXP International Fund
AXP International Equity Index Fund
AXP Large Cap Equity Fund
AXP Managed Allocation Fund
AXP Mid Cap Index Fund
AXP Nasdaq 100 Index(R) Fund
AXP Partners Small Cap Core Fund
AXP Research Opportunities Fund
AXP S&P 500 Index Fund
AXP Small Cap Advantage Fund
AXP Small Company Index Fund
AXP Stock Fund
AXP Total Stock Market Index Fund

Value Funds

AXP Diversified Equity Income Fund
AXP Equity Value Fund
AXP Large Cap Value Fund
AXP Mid Cap Value Fund
AXP Mutual
AXP Partners Fundamental Value Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund
AXP Progressive Fund*

Income/Tax-Exempt Income Funds

AXP Bond Fund
AXP Cash Management Fund**
AXP Extra Income Fund
AXP Federal Income Fund
AXP Global Bond Fund
AXP High Yield Tax-Exempt Fund
AXP Insured Tax-Exempt Fund
AXP Intermediate Tax-Exempt Fund
AXP Selective Fund
AXP State Tax-Exempt Funds
AXP Tax-Exempt Bond Fund
AXP Tax-Free Money Fund**
AXP U.S. Government Mortgage Fund

Sector Funds

AXP Global Technology Fund
AXP Precious Metals Fund
AXP Utilities Fund

These funds are also listed in the categories above.

AXP(R) Partners Funds

AXP Partners Fundamental Value Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Core Fund
AXP Partners Small Cap Growth Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund

International Funds

AXP Emerging Markets Fund
AXP European Equity Fund
AXP Global Balanced Fund
AXP Global Bond Fund
AXP Global Growth Fund
AXP International Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Select Value Fund

*  Closed to new investors.
** An  investment  in the Fund is not  insured or  guaranteed  by the  Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information about our funds, including fees and expenses, please call (800) 862-7919 for prospectuses. Read them carefully before you invest.

(9/02)

AXP Index Funds
70100 AXP Financial Center
Minneapolis, MN 55474
americanexpress.com

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------
This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express
Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


S-6436 D (9/02)